  As filed with the Securities and Exchange Commission on April 26, 2001

                                                              File No. 333-96513
                                                               File No. 811-5343

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                 FORM N-4

          Registration Statement Under the Securities Act of 1933 [X]

                               ----------------

                       Pre-Effective Amendment No.

                      Post-Effective Amendment No. 1

         For Registration Under the Investment Company Act of 1940 [X]

                             Amendment No. 69

                      GE Life & Annuity Separate Account 4

                           (Exact Name of Registrant)

                               ----------------
                     GE Life and Annuity Assurance Company

                              (Name of Depositor)

                               ----------------

                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                              Donita M. King

           Senior Vice President, General Counsel and Secretary
                             GE Financial Assurance
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               ----------------

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                               ----------------


It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) of Rule 485

[_] on        pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Individual Flexible Premium
                                      Variable Deferred Annuity Policies

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Filed pursuant to Rule 497
File No. 333-96513

                      GE Life & Annuity Separate Account 4
                       Variable Deferred Annuity Contract
                                Form P1153 12/99

                                   Issued By:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                               Richmond, VA 23230
                           Telephone: (804) 281-6000

                             Administrative Office:
                     GE Life and Annuity Assurance Company

                              P.O. Box 402054

                          Atlanta, GA 30384-2054

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This Prospectus describes an individual flexible premium variable deferred annuity contract (the "Contract") issued by GE Life and Annuity Assurance Company (the "Company", "GE Life & Annuity," "we," "us," or "our"). Most transactions involving this Contract may be performed through our Electronic Service Center.

The Contract offers you the accumulation of Contract Value and payment of periodic annuity benefits. We pay these benefits on a variable basis.

You may allocate your Purchase Payments to the Separate Account. The Subaccounts of the Separate Account invest in shares of the Funds. We list the Funds, and their currently available portfolios, below.

Both the value of a Contract before the Annuity Commencement Date and the amount of monthly payments afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

AIM Variable Insurance Funds, Inc.:

  AIM V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth and Income Fund, AIM V.I. New Technology Fund (formerly AIM V.I. Telecommunications and Technology Fund)

Fidelity Variable Insurance Products Fund:
  VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund III:
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:

  Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500 Index Fund, Total Return Fund, U.S. Equity Fund

Janus Aspen Series:

  Capital Appreciation Portfolio, Equity Income Portfolio, Flexible Income Portfolio, International Growth Portfolio

Not all of these portfolios may be available in all states or in all markets.

Your investment in the Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus details the information regarding the Separate Account that you should know before investing. Please read it carefully, and it will remain available through our Electronic Service Center. We have also provided current prospectuses that contain information about the Funds available under the Contract. You should read the Fund prospectuses carefully before purchasing a Contract and they will remain available through our Electronic Service Center.

A Statement of Additional Information (SAI), dated May 1, 2001, concerning the Separate Account has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the SAI appears on the last page of this prospectus. Free hard copies of this prospectus and the SAI are available upon e-mail request through our Electronic Service Center at http://www. GEFN.com, http://www.AnnuityNet.com or the website where you purchased your Contract, or by calling (877) 569-3789. The SAI is also available through the SEC website at http://www.sec.gov.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this Prospectus is May 1, 2001.

Table of Contents

Definitions................................................................   1

Expense Table..............................................................   3

Synopsis...................................................................   7

Investment Results.........................................................  10

Financial Statements.......................................................  11

GE Life and Annuity Assurance Company......................................  12

Separate Account...........................................................  13
 The Funds.................................................................  13
 Subaccounts...............................................................  14
 Changes to the Separate Account and the Subaccounts.......................  18

Charges and Other Deductions...............................................  19
 Deductions from the Separate Account......................................  19
 Deductions for Premium Taxes..............................................  20
 Other Charges and Deductions..............................................  20

The Contract...............................................................  21
 Purchase of the Contract..................................................  21
 Ownership.................................................................  21
 Purchase Payments.........................................................  22
 Valuation Date............................................................  22
 Allocation of Purchase Payments...........................................  22
 Valuation of Accumulation Units...........................................  23

Transfers..................................................................  24
 Transfers before the Annuity Commencement Date............................  24
 Transfers by Third Parties................................................  24
 Transfers after the Annuity Commencement Date.............................  25
 Telephone Transfers.......................................................  25
 Special Note on Reliability...............................................  25

Surrenders and Withdrawals.................................................  26
 Systematic Withdrawals....................................................  26

The Death Benefit..........................................................  27
 Death Benefit before the Annuity Commencement Date........................  27
 Death of Owner, Joint Owner or Annuitant after Annuity Payouts Begin......  28

Annuity Payouts............................................................  29
 Annuity Payment Options...................................................  29
 Life Annuity with Period Certain..........................................  29
 Joint Life Annuity........................................................  29
 General Information.......................................................  30
 Annuity Payouts...........................................................  30

Federal Tax Matters.........................................................  32

Voting Rights...............................................................  37

Requesting Payments.........................................................  38

Distribution of the Contracts...............................................  39
 Distributor................................................................  39
 Commissions................................................................  39

Additional Information......................................................  40
 Owner Questions............................................................  40
 Return Privilege...........................................................  40
 State Regulation...........................................................  40
 Records and Reports........................................................  40
 Other Information..........................................................  40
 Legal Matters..............................................................  41

Condensed Financial Information.............................................  42

Appendix.................................................................... A-1

Table of Contents for the Statement of Additional Information

Definitions

We have tried to make this prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

Account or Separate Account -- The segregated investment account, GE Life & Annuity Separate Account 4, into which GE Life & Annuity sets aside and invests the assets for the Contract offered in this prospectus, and other variable annuity contracts that we issue.

Accumulation Unit -- A measure we use to calculate Contract Value before the Annuity Commencement Date.

Administrative Office -- The office designated by the Company to receive written customer requests. The address is GE Life and Annuity Assurance Company, P.O. Box 402054, Atlanta, GA 30384-2054.

Annuitant -- The person upon whose life we will base the annuity benefit payments made after the Annuity Commencement Date.

Annuity Commencement Date -- The date when we apply the Contract Value (less any premium taxes) for payment of annuity benefits under the Annuity Payment Option selected. This is the date of the first annuity payment and is specified in your Contract unless changed after issue.

Annuity Payment Option -- Any of the forms of annuity benefit payments allowed under the Contract.

Annuity Payout -- An amount paid at regular intervals after the Annuity Commencement Date under one of the Annuity Payment Options available to the Owner and/or any other payee. The amount paid may vary.

Annuity Unit -- A measure we use to calculate the amount of Annuity Payouts after the Annuity Commencement Date.

Beneficiary -- The person or entity whom the Owner designates to receive the Death Benefit, if any, in case of the Owner's death.

Code -- The Internal Revenue Code of 1986, as amended.

Contingent Annuitant -- The person named by the Owner who, at the death of the Annuitant before the Annuity Commencement Date, may become the Annuitant in certain circumstances.

Contract Value -- At a given time on or before the Annuity Commencement Date, the total value of all Accumulation Units for a Contract.

Contract Year -- Each one-year period starting with the effective date of the Contract to the anniversary of that date in the following year.

Death Benefit -- The amount payable to the Owner's designated Beneficiary if the Owner dies before the Annuity Commencement Date.

Electronic Service Center -- The electronic site that GE Life & Annuity maintains specifically for this Contract to provide variable annuity contract information and other information to current and prospective annuity Contract Owners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures. You may access the Electronic Service Center through http://GEFN.com, http://www.AnnuityNet.com or the website where you purchased your Contract.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

Owner -- The individual(s) or entity who possesses rights of ownership under the Contract. "You" and "your" refer to the Owner. An Owner or joint Owner is entitled to receive Annuity Payouts after the Annuity Commencement Date. Owners refers to the Owner or joint Owner.

Purchase Payment(s) -- A payment received by the Company and applied to this Contract. When used in connection with this Contract, the term "Purchase Payment" means the same as the term "premium payment".

Subaccount -- That portion of the Separate Account which invests in shares of a portfolio of a particular Fund. A Subaccount corresponds to each portfolio of a Fund.

Valuation Date -- Each day the New York Stock Exchange (NYSE) is open for regular trading except for days that a Subaccount's corresponding Fund does not value its shares.

Valuation Period -- The period commencing at the close of regular trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for regular trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Contract. The table reflects expenses both of the Subaccounts of the Separate Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this prospectus and the prospectuses for the Funds. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
----------------------------------------
Surrender Charge                   None.
Transfer Charge (per transfer)       $10
Annual Expenses for the
Subaccounts: (as a percentage of
Contract Value for each
Subaccount):
----------------------------------------
Maximum Annuity Asset Charge
 Mortality and expense risk charge  .40%
 Administrative expense charge      .35%
                                   -----
Total Annual Expenses               .75%
----------------------------------------

 /1/We do not currently assess this charge but we reserve the right to do so.

PORTFOLIO ANNUAL EXPENSES:

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets).

                                                                       Total Annual
                                                                         Expenses
                                                                        (after fee
                         Management Fees                    Other       waiver and
                           (after fee          Service Expenses (after reimbursement
                           waivers as    12b-1  Share   reimbursement       as
Portfolio                  applicable)   Fees   Fees   as applicable)   applicable)
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AIM Variable Insurance
 Funds, Inc.
 AIM V.I. Aggressive
  Growth Fund                  .80        --     --          .46           1.26
 AIM V.I. Capital
  Appreciation Fund            .61        --     --          .21            .82
 AIM V.I. Capital
  Development Fund             .75        --     --          .63           1.38
 AIM V.I. Global
  Utilities Fund               .65        --     --          .45           1.10
 AIM V.I. Government
  Securities Fund              .50        --     --          .47            .97
 AIM V.I. Growth and
  Income Fund                  .60        --     --          .24            .84
 AIM V.I. New Technology
  Fund (formerly AIM
  V.I.
  Telecommuntications
  and Technolgy Fund)         1.00        --     --          .31           1.31
Fidelity Variable Insurance Products
Fund*/1/
 VIP Overseas Portfolio        .72         --    --          .17            .89
Fidelity Variable Insurance Products
Fund III*/2/
 VIP III Growth & Income
  Portfolio                    .48        --     --          .10            .58
 VIP III Growth
  Opportunities
  Portfolio                    .58        --     --          .10            .68
 VIP III Mid Cap
  Portfolio                    .57        --     --          .17            .74
GE Investments Funds,
 Inc./3/
 Income Fund                   .50        --     --          .06            .56
 International Equity
  Fund                        1.00        --     --          .06           1.06
 Mid-Cap Value Equity
  Fund                         .65        --     --          .05            .70
 Money Market Fund             .28        --     --          .04            .32
 Premier Growth Equity
  Fund                         .65        --     --          .02            .67
 Real Estate Securities
  Fund                         .85        --     --          .07            .92
 S&P 500 Index Fund            .35        --     --          .04            .39
 Total Return Fund             .50        --     --          .04            .54
 U.S. Equity Fund              .55        --     --          .04            .59
Janus Aspen Series/4/
 Capital Appreciation
  Portfolio                    .65        --     --          .02            .67
 Equity Income Portfolio       .26        --     --          .99           1.25
 Flexible Income
  Portfolio                    .65        --     --          .11            .76
 International Growth
  Portfolio                    .65        --     --          .06            .71

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 *  The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

 /1/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Funds pay were used to reduce Fund expenses. In addition, certain Funds, or FMR on behalf of the Funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the portfolios of the Variable Insurance Products Fund during 2000 for VIP Overseas Portfolio total annual expenses of .87%, consisting of .85% management fees and .02% other expenses. See the accompanying Fund prospectus for details.

 /2/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Funds pay were used to reduce Fund expenses. In addition, certain Funds, or FMR on behalf of the Funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the portfolios of the Variable Insurance Products Fund III during 2000 for VIP III Growth & Income Portfolio would have been total annual expenses of .57%, consisting of .56% management fees and .01% other expenses; for VIP III Growth Opportunities Portfolio total annual expenses of .66%, consisting of .64% management fees and .02% other expenses; for VIP III Mid Cap Portfolio total annual expenses of .69%, consisting of .65% management fees and .04% other expenses.

 /3/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% existing of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /4/Absent fee waiver and reimbursements, the total annual expenses of the Equity Income Portfolio of the Janus Aspen Series for the year ending December 31, 2000 would have been 1.65%, consisting of .65% management fee and 1.00% other expenses.

    Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Capital Appreciation and International Growth.

Not all portfolios may be available in all states or markets.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waivers and reimbursements will continue for the periods shown. We cannot guarantee that they will continue.

Examples: An Owner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

If you surrender, annuitize or do not surrender your Contract at the end of the applicable period:

Subaccount Investing In:            1 Year 3 Years 5 Years 10 Years
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AIM Variable Insurance Funds, Inc.
 Aggressive Growth Fund             20.40   63.05  108.29   233.76
 Capital Appreciation Fund          15.97   49.57   85.51   186.74
 Capital Development Fund           21.61   66.70  114.41   246.21
 Global Utilities Fund              18.79   58.17  100.07   216.92
 Government Securities Fund         17.48   54.19   93.34   203.02
 Growth & Income Fund               16.17   50.19   86.56   188.92
 New Technology Fund                20.90   64.57  110.84   238.97

Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
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Fidelity Variable Insurance Products Fund
 VIP Overseas Portfolio                        16.68   51.73   89.17   194.37
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio             13.54   42.14   72.88   160.14
 VIP III Growth Opportunities Portfolio        14.56   45.24   78.16   171.31
 VIP III Mid Cap Portfolio                     15.16   47.10   81.32   177.95
GE Investments Funds, Inc.
 Income Fund                                   13.34   41.52   71.82   157.90
 International Equity Fund                     18.39   56.94   98.00   212.66
 Mid Cap Value Fund                            14.76   45.86   79.22   173.53
 Money Market Fund                             10.91   34.03   59.01   130.57
 Premier Growth Equity Fund                    14.45   44.93   77.63   170.20
 Real Estate Securities Fund                   16.88   52.34   90.21   196.54
 S&P 500 Index Fund                            11.62   36.22   62.76   138.61
 Total Return Fund                             13.14   40.90   70.76   155.65
 U.S. Equity Fund                              13.65   42.45   73.41   161.27
Janus Aspen Series
 Capital Appreciation Portfolio                14.45   44.93   77.63   170.20
 Equity Income Portfolio                       20.30   62.75  107.78   232.72
 Flexible Income Portfolio                     15.36   47.72   82.37   180.15
 International Growth Portfolio                14.86   46.17   75.74   174.63
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The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information. Certain portfolio expenses are shown net of fee waivers and reimbursements. We cannot guarantee that the fee waivers and reimbursements will continue.

OTHER CONTRACTS

We offer other variable annuity contracts which may also invest in the same (or many of the same) portfolios offered in the Contract. These contracts have different charges that could affect their subaccounts' performance and they offer different benefits.

Synopsis

What type of Contract am I buying? It is an individual deferred variable annuity contract issued by GE Life & Annuity. This Prospectus only provides disclosure about the Contract. Certain features described in this Prospectus may vary from your Contract. See The Contract.

What is the Account? It is a separate account established under Virginia insurance law, and registered with the SEC as a unit investment trust. The assets of the Separate Account are allocated to one or more Subaccounts. Those assets are not chargeable with liabilities arising out of any other business which GE Life & Annuity may conduct. See Separate Account.

What are my investment choices? Through its various Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, in one or more of the portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. See Separate Account -- Subaccounts. You bear the risk of investment gain or loss with respect to amounts allocated to the Account.

How does the Contract work? During the accumulation period, while you are paying in, your Purchase Payments will buy Accumulation Units under the Contract. When you annuitize (that is, change your Contract to a payment mode rather than an accumulation mode), your Accumulation Units will be converted to Annuity Units. Your periodic Annuity Payout will be based upon the number of Annuity Units to which you became entitled at the time you annuitized and the value of each unit on the Valuation Date the payment is calculated. See The Contract.

What can I do through the Electronic Service Center? We maintain the Electronic Service Center to provide information to you. Also, we perform various transactions through the Center. For security, we may issue you a Personal Identification Number (PIN) or password. You are responsible for any use of this PIN or password. Detailed instructions on how to perform various transactions such as transferring funds from one Subaccount to another Subaccount, changing the Beneficiary or making a withdrawal can be found at the Electronic Service Center. These procedures must be followed.

For legal reasons, certain transactions require a document with a signature. Electronic requests for transactions that require a signature will not be processed.

What charges are associated with this Contract? We assess annual charges in the aggregate at an effective annual rate of .75% against the daily net asset value of the Separate Account, including that portion of the Account attributable to your Purchase Payments. These charges consist of an administrative expense charge of .35% and a mortality and expense risk charge of .40%.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts from Purchase Payments or Contract Value at the time the tax is incurred (or at another time we choose). See Charges and Other Deductions.

Each portfolio pays a management fee to its investment advisers based upon its average daily net asset value. Each portfolio also has additional operating expenses associated with the daily operation of the Funds. See the Expense Table. These fees and expenses are more fully described in the prospectuses for the Funds.

We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see Distribution of the Contracts.

How much must I pay, and how often? You may purchase the contract for $1000.00. After that, Purchase Payments are flexible, although some limitations on the amounts may apply. See The Contract -- Purchase Payments.

How will my Annuity Payouts be calculated? When you annuitize, you elect an Annuity Payment Option. Once you have done so, your Annuity Payout will be based upon a number of factors. One factor will be the changing values of the Subaccounts to which you have allocated funds. Another factor will be your age at the Annuity Commencement Date. See Annuity Payouts.

What happens if I die before I annuitize? We will pay the Contract Surrender Value determined at the date of payment to your designated Beneficiary. Your Beneficiary will have certain options for how we pay the money out. See the Death Benefit.

May I transfer Contract Value among Subaccounts? Yes, but there may be limits on how often you may do so. Transfers are limited to three times annually after the Annuity Commencement Date. See Transfers.

May I surrender the Contract or make a withdrawal? Yes, subject to Contract requirements. See Surrenders and Withdrawals.

If you surrender the Contract or make a withdrawal, you may be subject to premium tax and if you take a distribution before age 59 1/2, the Internal Revenue Service may assess an additional 10% premature withdrawal penalty tax. A surrender or a withdrawal may also be subject to tax withholding. See Federal Tax Matters.

Do I get a free look at this Contract? Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Electronic Service Center, you cancel the Contract through the Electronic Service Center or return it, postage prepaid to our Administrative Office, it will be canceled. We will allocate your Purchase Payments to the Subaccount investing in GE Investments Funds' Money Market portfolio until we deem the free look period to have expired. Solely for this purpose, we deem the free look period to expire 15 days after we deliver your Contract to your personal folder. At that point, we will allocate the Purchase Payments to the Subaccounts you have chosen.

If you exercise this right, we will cancel the Contract as of the day we receive your request, and send you a refund equal to the greater of (1) your Contract Value plus any charges we have deducted from your Purchase Payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract, or (2) we will refund your Purchase Payments made (less any withdrawals previously taken). See Additional Information -- Return Privilege.

May I receive materials in writing from GE Life & Annuity? Yes. You may receive any materials in writing, such as the prospectuses and annual reports, by contacting our Administrative Office or by e-mailing our Electronic Service Center. In addition, at any time, you may revoke your consent to receive materials electronically by writing our Administrative Office.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods. Total returns include the reinvestment of all distributions. Total returns reflect portfolio charges and expenses, the administrative expense charge, and the mortality and expense risk charge. Total returns do not reflect any premium taxes. See the Appendix and the SAI for further information.

Financial Statements

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, and the financial statements of GE Life & Annuity Separate Account 4, are located in the Statement of Additional Information ("SAI"). If you would like a free hard copy of the SAI, please contact our Electronic Service Center at http://www.GEFN.com or the website where you purchased your contract, or call us at (877) 569-3789. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company and Phoenix Home Life Mutual Insurance Company, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.

The Separate Account currently has 24 Subaccounts that are available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net Purchase Payments in accordance with your instructions after we deem the free look period to have ended.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our general account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE FUNDS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Contract. You decide the Subaccounts to which you allocate net Purchase Payments after we deem the free look period to have ended. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has distinct investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before allocating your net Purchase Payments and Contract Value to a Subaccount, carefully read the prospectus for each Fund, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk associated with investing in the portfolios.

The investment objectives and policies of certain portfolios may be similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager, but are not available under the Contract. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

We offer you a choice from among 24 Subaccounts, each of which invests in an underlying portfolio of one of the Funds.

                                                           Adviser (and Sub-
Investment Subdivision                                         Adviser,
Investing In                    Investment Objective        as applicable)
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AIM VARIABLE INSURANCE
FUNDS

AIM V.I. Aggressive        Objective is to achieve long-  A I M Advisors,
Growth Fund                term growth of capital.        Inc.
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AIM V.I. Capital           Objective is growth of         A I M Advisors,
Appreciation               capital.                       Inc.
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AIM V.I. Capital           Objective is long-term growth  A I M Advisors,
Development Fund           of capital.                    Inc.
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AIM V.I. Global Utilities  Objectives are to achieve a    A I M Advisors,
Fund                       high total return.             Inc.
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AIM V.I. Government        Objective is to achieve a high A I M Advisors,
Securities                 level of current income        Inc.
                           consistent with reasonable
                           concern for safety of
                           principal.
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AIM V.I. Growth and        Objective is growth of capital A I M Advisors,
Income Fund                with a secondary objective of  Inc.
                           current income.
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AIM V.I. New Technology    Objective is long-term growth  A I M Advisors,
Fund (formerly known as    of capital.                    Inc.
AIM V.I.
Telecommunications and
Technology Fund)
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FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
(VIP)

Overseas Portfolio         Seeks long-term growth of      Fidelity Management
                           capital by investing at least  & Research Company
                           65% of total assets in foreign (subadvised by FMR
                           securities, primarily in       Co., Inc.)
                           common stocks.
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                                                           Adviser (and Sub-
Investment Subdivision                                         Adviser,
Investing In                    Investment Objective        as applicable)
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FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
III (VIP III)

Growth & Income Portfolio  Seeks high total return        Fidelity Management
                           through a combination of       & Research Company
                           current income and capital     (subadvised by
                           appreciation by investing a    Fidelity Management
                           majority of assets in common   & Research (U.K.)
                           stocks with a focus on those   Inc., Fidelity
                           that pay current dividends and Management &
                           show potential for capital     Research (Far East)
                           appreciation.                  Inc., Fidelity
                                                          Investment Japan
                                                          Limited and
                                                          subadvised by FMR
                                                          Co., Inc.)
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Growth Opportunities       Seeks to provide capital       Fidelity Management
Portfolio                  growth by investing primarily  & Research Company
                           in common stock and other      (subadvised by
                           types of securities, including Fidelity Management
                           bonds, which may be lower-     & Research (U.K.)
                           quality debt securities.       Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc.; Fidelity
                                                          Investments Japan
                                                          Limited, and FMR
                                                          Co., Inc.)
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Mid Cap Portfolio          Seeks long-term growth of      Fidelity Management
                           capital by investing primarily & Research Company
                           in common stocks and at least  (subadvised by
                           65% of total assets            Fidelity Management
                           insecurities of companies with & Research (U.K.),
                           medium market capitalizations. Inc. and Fidelity
                                                          Management &
                                                          Research Far East
                                                          Inc.)
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GE INVESTMENTS FUNDS,
INC.

Income Fund                Objective of providing maximum GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
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International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the adviser
                           believes have long-term
                           potential for capital growth.
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Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in common
                           stock and other equity
                           securities of companies that
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the Fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
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                                                              Adviser (and Sub-
Investment Subdivision                                             Adviser,
Investing In                     Investment Objective           as applicable)
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Money Market Fund           Objective of providing highest   GE Asset Management
                            level of current income as is    Incorporated
                            consistent with high liquidity
                            and safety of principal by
                            investing in various types of
                            good quality money market
                            securities.
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Premier Growth Equity       Objective of providing long-term GE Asset Management
Fund                        growth of capital as well as     Incorporated
                            future (rather than current)
                            income by investing primarily in
                            growth-oriented equity
                            securities.
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Real Estate Securities     Objective of providing maximum    GE Asset Management
Fund                       total return through current      Incorporated
                           income and capital appreciation   (Subadvised by
                           by investing primarily in         Seneca Capital
                           securities of U.S. issuers that   Management, L.L.C.)
                           are principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real estate.
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S&P 500 Index Fund/1/       Objective of providing capital   GE Asset Management
                            appreciation and accumulation of Incorporated
                            income that corresponds to the   (Subadvised by State
                            investment return of the         Street Global
                            Standard & Poor's 500 Composite  Advisers)
                            Stock Price Index through
                            investment in common stocks
                            comprising the Index.
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U.S. Equity Fund            Objective of providing long-term GE Asset Management
                            growth of capital through        Incorporated
                            investments primarily in equity
                            securities of U.S. companies.
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JANUS ASPEN SERIES

Capital Appreciation        Non-diversified/2/ portfolio     Janus Capital
Portfolio                   pursing long-term growth of      Corporation
                            capital. Pursues this objective
                            by investing primarily in common
                            stocks of companies of any size.
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Equity Income Portfolio     Seeks current income and long-   Janus Capital
                            term growth of capital. It       Corporation
                            pursues its objective by
                            normally emphasizing investments
                            in common stock, and growth
                            potential is a significant
                            investment consideration.
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Flexible Income Portfolio   Seeks maximum total return       Janus Capital
                            consistent with preservation of  Corporation
                            capital. Total return is
                            expected to result from a
                            combination of income and
                            capital appreciation. The
                            portfolio pursues its objective
                            primarily by investing in any
                            type of income-producing
                            securities. This portfolio may
                            have substantial holdings of
                            lower-rated debt securities or
                            "junk" bonds. The risks of
                            investing in junk bonds are
                            described in the prospectus for
                            Janus Aspen Series, which should
                            be read carefully before
                            investing.
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 /1/Standard & Poors, S&P, and S&P 500 are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poors, and Standard and Poors makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

 /2/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single securitys increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
Investment Subdivision                                           Adviser,
Investing In                    Investment Objective          as applicable)
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International Growth       Seeks long-term growth of        Janus Capital
Portfolio                  capital. Pursues this            Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
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Not all of these portfolios may be available in all states or markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/withdrawal proceeds, to make Annuity Payouts, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values. Shares of the Funds are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any Fund's shares should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolio may have higher fees and charges than the portfolio it replaced. We cannot substitute shares attributable to your Contact without prior notice to you and before approval of the SEC, in accordance with the 1940 Act. We will also inform you within fifteen (15) days after such substitution occurs. We will notify you before and after the substitution by placing a notice in your personal folder at the Electronic Service Center. This notice will also be sent to your e-mail address on file with us.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all subaccounts may be available to all classes of Contracts. We may combine existing Subaccounts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, manage the Separate Account under the direction of a committee, create new separate accounts, or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Contracts;

 .  processing purchases and redemptions of portfolio shares as required;

 .  maintaining records;

 .  telephone transfers;

 .  administering Annuity Payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 .  reconciling and depositing cash receipts;

 .  providing Contract confirmations and periodic statements; and

 .  providing Electronic services.

The risks we assume include:

 . the risk that the actual life-span of persons receiving Annuity Payouts under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

 . the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, which is equal to an annual rate of 0.75% of the daily net asset value. This is our annuity asset charge. This charge consists of an administrative expense charge of .35% and a mortality and expense risk charge of .40%. We will pay an administrative expense charge to AnnuityNet, Inc. for the services it provides. AnnuityNet maintains the Electronic Service Center, processes applications, and performs various other administrative services. These deductions are reflected in your Contract Value.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the Contracts or the Separate Account will be deducted from the Purchase Payments or Contract Value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes will vary, generally depending upon the law of your state of residence. In those states which tax these premiums, the tax generally ranges from 0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the underlying Funds that are more fully described in the prospectuses for the Funds.

In addition, we reserve the right to impose a $10.00 transfer charge per transfer.

We may sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commission to the broker-dealers for selling the Contracts. You do not pay these commissions, we do. See Distribution of the Contracts for more information.

The Contract

The Contract is an individual flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. Your Contract may differ in certain respects from the description below because of the requirements of the state where we issued your Contract. In addition, we reserve the right to amend the Contract to meet the requirements of the 1940 Act or other applicable Federal or state laws or regulations. You will be notified of any changes, modifications, or waivers through the Electronic Service Center.

PURCHASE OF THE CONTRACT

If you wish to purchase the Contract, you must apply for it by downloading, completing, signing, and then sending the application to our Administrative Office. When we receive the completed application, we decide whether to accept or reject it. If the application is accepted, the Contract is prepared and executed by our legally authorized officers. The Contract is then provided to you through the Electronic Service Center. See Distribution of the Contracts.

Once a completed application and all other information necessary for processing a purchase order are received, we will apply your initial Purchase Payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days. If an incomplete application cannot be completed within those five days, you will be informed of the reasons, and the Purchase Payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, we must apply the initial Purchase Payment within two business days.

Purchase Payments can be made electronically by an electronic fund transfer ("EFT"), wired or mailed to: GE Life and Annuity Assurance Company, P. O. Box 402054, Atlanta, GA 30384-2054.

To apply for a Contract, you must be of legal age in a state where we may lawfully sell the Contract. The Annuitant cannot be older than age 85 at the time of issue.

OWNERSHIP

As the Owner, you have all the rights under the Contract, subject to the rights of any irrevocable Beneficiary. According to Virginia law, the assets in the Separate Account equal to the Contract liabilities are held for the exclusive benefit of all Owners and their designated Beneficiaries. You may not assign your Contract without our permission.

If there are joint Owners, the surviving joint Owner will receive the Death Benefit on the death of the first joint Owner. Either joint Owner, independently of the other, may exercise any ownership rights in the Contract.

PURCHASE PAYMENTS

You may make Purchase Payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total Purchase Payments for an Annuitant age 79 or younger that exceed $2 million. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1 million. The minimum initial Purchase Payment is $1,000. Subsequent Purchase Payments must be at least $100. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, or the death of the Owner (or joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a Purchase Payment for any lawful reason, and in a manner that does not unfairly discriminate against similarly situated purchasers.

VALUATION DATE

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently, 4:00 p.m. New York time) on each day the New York Stock Exchange is open except for days on which a corresponding Fund does not value its shares (Valuation Date). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

During the free look period, we allocate your Purchase Payments to the Subaccount investing in the GE Investments' Funds Money Market portfolio ("Money Market Subaccount"). After we deem the free look period to end (15 days after we deliver your Contract to your personal folder), we allocate Contract Value and Purchase Payments to the Subaccounts you choose.

Upon allocation to the appropriate Subaccounts, we convert net Purchase Payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Date on which we receive the Purchase Payment at our Administrative Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent Purchase Payments at any time, without charge, by sending us acceptable notice through our Electronic Service Center, by writing or calling our Administrative Office. The new allocation will apply to any Purchase Payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Subaccount separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Subaccount for a Valuation Period equals the value of an Accumulation Unit in that Subaccount as of the preceding Valuation Period multiplied by the net investment factor of that Subaccount for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

Before the earliest of the surrender of the Contract, payment of any Death Benefit, and the Annuity Commencement Date, you may transfer all or a portion of your Contract Value between and among the Subaccounts of the Separate Account, subject to certain conditions. We process transfers among the Subaccounts of the Separate Account as of the end of the Valuation Period that we receive the transfer request through our Electronic Service Center or in writing at our Administrative Office. We may postpone transfers to, from, or among the Subaccounts of the Separate Account, under certain circumstances. See Requesting Payments.

We may restrict certain transfers from the Subaccounts. Currently, there is no limit on the number of transfers between and among Subaccounts of the Separate Account; however, upon written notice we reserve the right to limit the number of transfers each calendar year to 12, or if it is necessary for the Contract to continue to be treated as an annuity contract by the Code, a lower number. We do not currently charge for transfers. However, we reserve the right to assess a charge of $10.00 per transfer. Any transfer charge will be taken from the amount transferred. In addition we reserve the right to revise the transfer privilege at any time.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1) any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests; or

(2) the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3) the transfer would adversely affect Accumulation Unit values (which may occur if the transfer would affect one percent or more of the relevant portfolio's total assets); or

(4) the transfer would adversely affect any portfolio affected by the transfer.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the managements of the Funds share this position. Therefore, as described in your Contract, we may limit or disallow transfers made by a third party.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your Annuity Units from one Subaccount to another Subaccount after the Annuity Commencement Date. These transfers will be limited to three times per Contract Year after the Annuity Commencement Date. If you request a transfer from a Subaccount, all of the Annuity Units in that Subaccount must be transferred to a single different Subaccount. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge in the future for these transfers.

TELEPHONE TRANSFERS

In the event that the Electronic Service Center is unable to accept Subaccount transfer requests through the internet, you may make Subaccount transfer requests under your Contract by calling our call center at its toll-free number (1-877-569-3789) provided we received your prior written authority at our Electronic Service Center.

We will employ procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone transaction in writing to you or a third party you authorized, and/or

 .  tape recording telephone instructions.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.

We will process telephone transfer requests as of the end of the Valuation Period that the call center receives the request.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Administrative Office.

Surrenders and Withdrawals

Subject to the rules discussed below, we will allow the surrender of your Contract in whole or in part at any time before the Annuity Commencement Date upon your written request through our Electronic Service Center or in writing to our Administrative Office.

We will not permit a withdrawal that is less than $100 or that reduces Contract Value to less than $1,000. If your withdrawal request would reduce Contract Value to less than $1,000, we will surrender your Contract in full.

The amount payable on full surrender of the Contract is the Contract Value at the end of the Valuation Period during which we receive the request less any applicable premium tax charge (the "Contract Surrender Value"). We may pay the Contract Surrender Value in a lump sum or under one of the Annuity Payment Options specified in the Contract, based on your instructions.

Unless otherwise requested, we will deduct the amount of the withdrawal from the Subaccounts on a pro-rata basis.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $300) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Contract Date (unless we allow an earlier date). To participate in the program, your Contract Value must be at least $1,000 and you must complete our systematic withdrawal form. You can obtain the form from our Electronic Service Center or an authorized sales representative.

We will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. After systematic withdrawals begin, you may change the frequency and/or amount of your payments once each calendar quarter.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us through the Electronic Service Center or in writing to our Administrative Office.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners. Notice will be provided to you by the Electronic Service Center or U.S. mail.

The Death Benefit

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

Upon receipt of due proof of the Owner's death before the Annuity Commencement Date (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death) along with the completed forms described in your Contract, we will treat the Death Benefit in accordance with the Beneficiary's instructions, subject to the distribution rules and termination of contract provisions described below. The Death Benefit will be the Contract Surrender Value at the date of payment.

In certain circumstances, Federal tax law requires that distributions under the Contract be made upon the first death of:

 .  an Owner or joint Owner; or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the Contract Surrender Value upon death.

At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated Beneficiary:

(1)  Owner or joint Owners;

(2)  Primary Beneficiary;

(3)  Contingent Beneficiary; or

(4)  Owner's estate.

We then will treat the designated Beneficiary as the sole Owner of the Contract. If there is more than one designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity).

 . Spouses -- If the designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. Instead, the rules for non-spouses will apply.

 . Non-Spouses -- If the designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated Beneficiary under one of the following payment choices:

 (1)  Receive the Contract Surrender Value in one lump sum payment.

 (2) Receive the Contract Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay a lump sum payment of any Contract Surrender Value remaining.

 (3) Apply the Contract Surrender Value to an Annuity Payment Option with certain restrictions.

If no choice is made by the designated Beneficiary within 60 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire value of the Contract within 5 years of the date of death) if the Beneficiary is an individual. We will not accept any Purchase Payments after the non-spouse's death. If the designated Beneficiary dies before we have distributed the entire value of the Contract, including interest accruing after the date of death, we will pay in a lump sum any value still remaining to the person named by the designated Beneficiary. See Annuity Payouts. If no person is so named, we will pay the designated Beneficiary's estate.

Under payment choices 1 or 2, the Contract will terminate upon payment of the entire value of the Contract, including interest accruing after the date of death. Under payment choice 3, this Contract will terminate when we apply the Contract Surrender Value to provide Annuity Payouts.

DEATH OF OWNER, JOINT OWNER OR ANNUITANT AFTER ANNUITY PAYOUTS BEGIN

After the Annuity Commencement Date (including after Annuity Payouts begin), if an Owner, joint Owner, Annuitant, or designated Beneficiary dies while the contract is in force, payments that are already being made under the Contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

Annuity Payouts

When you apply for a Contract, you may select any Annuity Commencement Date permitted by law, provided that the Annuity Commencement Date occurs before the Annuitant's (or the elder of the joint Annuitants') 90th birthday.

Unless you elect otherwise, we will pay a monthly annuity benefit to the Owner beginning on the Annuity Commencement Date if the Annuitant is still living. We will pay the monthly annuity benefit under the Annuity Payment Option which provides a life annuity with annuity payments guaranteed for 10 years, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. Under this Option, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the assumed investment rate used to calculate the initial variable monthly annuity payment (for this purpose, we assume that the amount of each payment equals the payment amount on the date we receive due proof of death). We may pay this discounted amount in one sum.

You may select one of the forms of payment of annuities available under the Contract (described below). Annuity payments under any of the Annuity Payment Options are made on a monthly basis and, after the first payment, will reflect the investment experience of the Subaccounts in which you allocated Annuity Units.


ANNUITY PAYMENT OPTIONS

LIFE ANNUITY WITH PERIOD CERTAIN

This option guarantees periodic payments during the lifetime of the Annuitant, with payments guaranteed for at least a minimum period. The minimum period is selected by the Owner, and can be 0, 10 or 20 years. If the Annuitant dies after payments have begun, but before the end of the selected minimum period, the person entitled to the remaining payments may be able to receive the discounted value of those payments in a lump sum. The amount of remaining payments for the minimum period will be discounted at the same rate used in calculating the initial variable monthly annuity payment. Discounted means we will adjust for the fact that, because each remaining payment is being made early, it does not earn any additional investment return.

JOINT LIFE ANNUITY

This option provides periodic payments during the joint lifetime of the Annuitant and a designated joint Annuitant. The payments continue during the lifetime of the surviving Annuitant after the death of the first Annuitant to die, and stop when both Annuitants have died.

GENERAL INFORMATION

None of the options listed above currently provide withdrawal features permitting the Owner to withdraw commuted values as a lump sum payment. (See Requesting Payments.) We may make available other options, with or without withdrawal features. The annuity asset charge will be assessed on all variable Annuity Payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

Before the Annuity Commencement Date, you may change:

 . your Annuity Commencement Date (but you must give us at least 14 days' notice before payments are to begin and the Annuitant(s) must be no older than 90 years of age on the Annuity Commencement Date);

 .  your Annuity Payment Option;

 .  subject to our approval, the Annuitant (if you are a natural person);

 .  the allocation of your Contract Value among the Subaccounts; and

 . the primary Beneficiary, contingent Beneficiary, and Contingent Annuitant through our Electronic Service Center or in writing to our Administrative Office if the Annuitant is living. This Contract may not be assigned without our permission.

You may change any Beneficiary. A person named irrevocably may be changed only with that person's written consent. A change of Beneficiary will revoke any previous designation.

We must receive your request for a change in a form acceptable to us. The change will take effect as of the date we receive the request. The change will be subject to any payment made before we recorded the change.

ANNUITY PAYOUTS

Variable Annuity Payouts will be determined using:

1. The Contract Value on the Annuity Commencement Date;

2. The annuity tables contained in the Contract;

3. The Annuity Payment Option selected; and

4. The investment performance of the Subaccounts selected or transferred to.

To determine the amount of payment, we make this calculation:

1. First, we determine the amount of the first Annuity Payout; then

2. we allocate that amount to the Subaccounts according to your instructions;
   then

3. we determine the number of Annuity Units for each Subaccount by dividing the amount allocated by the Annuity Unit value on the day the payment is due; and finally

4. we calculate the value of the Annuity Units for each Subaccount on the day the payment is due for each Annuity Payout thereafter.

To calculate your Annuity Payouts, we need to make an assumption regarding the investment performance of the Subaccounts you select. We call this your assumed investment rate. We assume an investment rate of 5% per year, as applied to the applicable mortality table. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 5%, then the dollar amount of your Annuity Payout will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 5%, then the dollar amount of your Annuity Payouts will increase. The age used to determine the monthly payment amount may be subject to an adjustment as provided in the Contract, which could result in a lower Annuity Payout than without the adjustment.

Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you or your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Contract must be limited; and

 . The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the prospectus discusses each of these requirements.

Contracts Not Owned by an Individual -- No Tax Deferral and Loss of Interest Deduction. As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the Contract pays tax currently on the excess of the Contract Value over the premiums paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner pays current tax on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal Owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the

Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax adviser.

Investments in the Separate Account must be Diversified. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Contract Value over the Purchase Payments made under the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified".

Restrictions on the Extent to Which an Owner Can Direct the Investment of Contract Values: Federal income tax law limits the Owner's right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Contract Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin. Federal income tax rules do not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's premiums paid and earnings. If Annuity Payouts under the Contract begin or are scheduled to begin on a date that is near the end of the Annuitant's life expectancy, it is possible that the tax law will not treat the Contract as an annuity contract for federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Contract Value over the Purchase Payments made under the Contract.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Contract's Contract Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Surrender Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Contract Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your Purchase Payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal.

Gifting a Contract. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract". In such a case, the new Owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered and taxed in the same manner as a withdrawal from the contract.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract". The Company will notify you annually of the taxable amount of your Annuity Payout.

Pursuant to the Code, you will pay tax on the full amount of your Annuity Payouts once you have recovered the total amount of the "investment in the contract." If Annuity Payouts cease because of the death of the Annuitant and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

Taxation of Death Benefits. We may distribute amounts from your Contract because of the death of an Owner, a joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date.

Before the Contract's Annuity Commencement Date:

 . If received under an Annuity Payment Option, Death Benefits are taxed in the same manner as Annuity Payouts.

 . If not received under an Annuity Payment Option, Death Benefits are taxed in the same manner as a withdrawal.

After the Contract's Annuity Commencement Date:

 .  If received in accordance with the existing Annuity Payment Option, Death
   Benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." Death Benefits in excess of the unrecovered "investment in the contract" are includable in income.

 . If received in a lump sum, the tax law imposes tax on Death Benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

 .  you receive on or after you reach age 59 1/2,

 .  you receive because you became disabled (as defined in the tax law),

 .  a Beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Special Rules if You Own More Than One Contract. In certain circumstances, you must combine some or all of the annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income, and

 .  the amount that might be subject to the penalty tax described above.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or Annuity Payout, we will provide you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities.

Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the various Funds. The voting will be done according to the instructions of Owners who have interests in any Subaccounts which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a Subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a Subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Separate Account -- Subaccounts.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, withdrawal, or surrender proceeds within seven days after receipt through our Electronic Service Center or in writing at our Administrative Office of all the requirements for such a payment. We will determine the amount of the payment as of the end of the Valuation Period during which our Electronic Service Center or Administrative Office receives all such requirements.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary, in the amount of the death benefit payments payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

We may delay making a payment, applying Contract Value to a payment option, or processing a transfer request if: (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (not to exceed 30 days).

Distribution of the Contracts

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the principal underwriter of the Contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). An independent broker-dealer sells the Contracts. This broker-dealer has a selling agreement with Capital Brokerage and has been licensed by state insurance departments to represent us. We will offer the Contracts in all states where we are licensed to do business.

COMMISSIONS

We pay commissions to the selling broker-dealer of up to approximately 1.40% of Purchase Payments.

We intend to recover commission, administrative and other expenses and costs of Contract benefits though fees and charges imposed under the Contracts. The commissions that we pay are not charged directly to you or your Contract Value.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us through our Electronic Service Center or in writing to our Administrative Office.

RETURN PRIVILEGE

Within the free look period (usually 10 days) after you receive the Contract, you may cancel the Contract for any reason through the Electronic Service Center or return it, postage prepaid, to our Administrative Office, P.O. Box 402054, Atlanta, GA 30384-2054. If you cancel your Contract, it will be void. Upon cancellation, we will send you a refund equal to the greater of (1) your contract value plus any charges we have deducted from your Purchase Payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract, or (2) your Purchase Payments made (less any withdrawals previously taken). In certain states, you may have more than 10 days to return a Contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least once every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will provide you with a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in each Subaccount. The report also will show Purchase Payments and charges made during the statement period. We will also provide you with an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated Contract Value, as required by the 1940 Act. In addition, when you make Purchase Payments, transfers, or withdrawals, you will be provided with a confirmation of these transactions.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of these Contracts and instruments, please refer to these documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life and Annuity Assurance Company and Subsidiary (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows.

                                        Accumulation Accumulation   No. of
                                        Unit Values  Unit Values    Units
                                           as of        as of       as of
FUNDS                                     1/02/01      12/31/00    12/31/00
----------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 AIM V.I. Aggressive Growth Fund            8.53         9.31            136
 AIM V.I. Capital Appreciation Fund         7.78         8.32          2,185
 AIM V.I. Capital Development Fund           --           --             --
 AIM V.I. Global Utilities Fund              --           --             --
 AIM V.I. Government Securities Fund         --           --             --
 AIM V.I. Growth and Income Fund             --           --             --
 AIM V.I. New Technology Fund (formerly
  AIM V.I. Telecommuntications and
  Technology Fund)                          5.80         6.69            314
Fidelity Variable Insurance Products Fund
 VIP Overseas Portfolio                      --           --             --
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio          9.67         9.90          1,952
 VIP III Growth Opportunities Portfolio     8.56         8.88          2,112
 VIP III Mid Cap Portfolio                 10.65        11.03            207
GE Investments Funds, Inc.
 Income Fund                                 --           --             --
 International Equity Fund                   --           --             --
 Mid-Cap Value Equity Fund                   --           --             --
 Money Market Fund                          1.02         1.02     10,156,142
 Premier Growth Equity Fund                  --           --             --
 Real Estate Securities Fund               10.54        10.62            109
 S&P 500 Index Fund                         8.93         9.19          2,155
 Total Return Fund                           --           --             --
 U.S. Equity Fund                            --           --             --
Janus Aspen Series
 Capital Appreciation Portfolio             8.21         8.59          2,683
 Equity Income Portfolio                    9.21         9.45            104
 Hight Yield Portfolio                      9.88         9.88            111
 Flexible Income Portfolio                   --           --             --
 International Growth Portfolio             8.22         8.38            392
----------------------------------------------------------------------------

Appendix

We may advertise the historical total returns for the Subaccounts according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Subaccount charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Subaccounts for the periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2000. Although the Contract did not exist during all the periods shown in Table 1 below, the returns have been adjusted to reflect current Subaccount charges imposed under the Contract. The total returns in Table 1 reflect the deduction of all common fees and charges assessed under the Contract, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of .40% of Account Value in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of .35% of Account Value in the Separate Account). We assume you make a complete surrender of the Contract at the end of the period, but we do not reflect any premium tax charges.

Standard performance for the Subaccounts is as follows:

                                                                         From the
                                                                         Inception    Date of
                          For the 1-year For the 5-year For the 10-year in Separate Inception*
                           period ended   period ended   period ended   Account to  in Separate
Funds                        12/31/00       12/31/00       12/31/00      12/31/00     Account
-----------------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Aggressive
  Growth Fund                     NA            NA              NA         -6.91     08/01/00
 AIM V.I. Capital
  Appreciation Fund               NA            NA              NA        -18.00     06/30/00
 AIM V.I. Capital
  Development Fund                NA            NA              NA          6.11     08/01/00
 AIM V.I. Global
  Utilities Fund                  NA            NA              NA         -3.93     08/01/00
 AIM V.I. Government
  Securities Fund                 NA            NA              NA          5.33     08/01/00
 AIM V.I. Growth &
  Income Fund                     NA            NA              NA         -8.92     08/01/00
 AIM V.I.
  Telecommunications
  Fund                            NA            NA              NA        -33.14     08/01/00
Fidelity Variable
 Insurance Products Fund
 VIP Overseas Portfolio       -20.05          8.90            7.73          7.73     05/02/88
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio                    -4.73            NA              NA         14.02     05/01/97
 VIP III Growth
  Opportunities
  Portfolio                   -18.03            NA              NA          6.73     05/01/97
 VIP III Mid Cap
  Portfolio                       NA            NA              NA         10.33     08/01/00
GE Investments Funds
 Income Fund                    9.46            NA              NA          4.16     12/12/97
 International Equity
  Fund                        -13.73          8.58              NA          8.67     05/01/95
 Mid Cap Value Fund
  (formerly Value Equity
  Fund)                         7.04            NA              NA         15.71     05/01/97
 Money Market Fund              4.99          3.99            3.28          3.87     05/02/88
 Premier Growth Equity
  Fund                         -6.33            NA              NA          5.90     05/03/99
 Real Estate Securities
  Fund                         31.01         10.56              NA         12.15     05/01/95
 S&P 500 Index Fund           -10.47         16.21           16.18         13.87     05/02/88
 Total Return Fund              3.73         11.11           12.41         11.01     05/02/88
 U.S. Equity Fund              -1.74            NA              NA          8.21     05/01/98
Janus Aspen Series
 Service Shares
 Capital Appreciation
  Portfolio                   -19.13            NA              NA         29.71     05/01/97
 Equity Income Portfolio          NA            NA              NA         -5.52     08/01/00
 Flexible Income
  Portfolio                     5.03          6.03              NA          6.71     10/02/95
 High Yield Portfolio             NA            NA              NA         -1.25     08/01/00
 International Growth
  Portfolio                   -16.91            NA              NA         20.10     05/01/96
-----------------------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

** Yield more closely reflects current earnings of GE Investment Funds, Inc.'s Money Market portfolio than its total return.

Past performance is not a guarantee of future results.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. We designed this data to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the Contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for the period from the time a particular portfolio was declared effective by the SEC to December 31, 2000, (the portfolio inception) and for the one, five and ten year periods ended December 31, 2000 is shown in Table 2. The total returns of the portfolios have been reduced by portfolio charges and most of the charges currently assessed under the Contract, as if the Contract had been in existence since the inception of the portfolio. In Table 2, non-standard total returns for the portfolios reflect deductions of all common fees and charges under the Contract, including the mortality and expense risk charge (deducted daily at an effective annual rate of .40% of Account Value in the Separate Account) and the administrative expense charge (deducted daily at an effective annual rate of .35% of Account Value in the Separate Account). We assume you make a complete surrender of the Contract at the end of the period, but we do not reflect any premium tax charges.

Non Standard performance is shown in Table 2.

                                        For the  For the  For the
                                         1-year   5-year  10-year
                                         period   period   period  Portfolio
                                         ended    ended    ended   Inception*
                                        12/31/00 12/31/00 12/31/00    Date
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund           3.87      NA       NA    05/01/98
 AIM V.I. Capital Appreciation Fund      -11.58   14.59       NA    05/05/93
 AIM V.I. Capital Development Fund        14.89      NA       NA    05/01/98
 AIM V.I. Global Utilities Fund           -3.01   14.82       NA    05/02/94
 AIM V.I. Government Securities Fund       9.30    4.52       NA    05/05/93
 AIM V.I. Growth & Income Fund            -8.26   18.13       NA    05/02/94
 AIM V.I. Telecommunications Fund        -36.77   16.16       NA    10/18/93
Fidelity Variable Insurance Products
 Fund
 VIP Overseas Portfolio                  -20.05    8.90     7.73    01/28/87
Fidelity Variable Insurance Products
 Fund III
 VIP III Growth & Income Portfolio        -4.73      NA       NA    12/31/96
 VIP III Growth Opportunities Portfolio  -18.03    9.08       NA    01/03/95
 VIP III Mid Cap Portfolio                32.71      NA       NA    12/29/98
GE Investments Funds
 Income Fund                               9.46    4.27       NA    01/02/95
 International Equity Fund               -13.73    8.58       NA    05/01/95
 Mid Cap Value Fund (formerly Value
  Equity Fund)                             7.04      NA       NA    05/01/97
 Money Market Fund                         4.99    3.99     3.28    06/30/85
 Premier Growth Equity Fund               -6.33      NA       NA    12/12/97
 Real Estate Securities Fund              31.01   10.56       NA    05/01/95
 S&P 500 Index Fund                      -10.47   16.21    16.18    04/14/85
 Total Return Fund                         3.73   11.11    12.41    07/01/85
 U.S. Equity Fund                         -1.74   17.09       NA    01/02/95
Janus Aspen Series
 Capital Appreciation Portfolio          -19.13      NA       NA    05/01/97
 Equity Income Portfolio                  -8.76      NA       NA    05/01/97
 Flexible Income Portfolio                 5.03    6.03       NA    09/13/93
 High Yield Portfolio                      2.30      NA       NA    05/01/96
 International Growth Portfolio          -16.91   21.74       NA    05/02/94
-----------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account.

Returns for period of less than one year are not annualized.

Past performance is not a guarantee of future results.

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts..............................................................   3
  Transfer of Annuity Units................................................   3
  Net Investment Factor....................................................   3
Termination of Participation Agreements....................................   3
Calculation of Performance Data............................................   4
  Money Market Subaccount..................................................   4
  Other Subaccounts........................................................   5
Tax Matters................................................................   6
  Taxation of The Company..................................................   6
  IRS Required Distributions...............................................   6
General Provisions.........................................................   7
  Designation of Beneficiaries.............................................   7
  Ownership................................................................   7
  Non-Participating........................................................   7
  Misstatement of Age or Gender............................................   7
  Incontestability.........................................................   7
  Statement of Values......................................................   7
  Written Notice...........................................................   7
Distribution of the Contracts..............................................   8
Legal Developments Regarding Employment-Related Benefit Plans..............   8
Regulation of GE Life & Annuity............................................
Legal Matters..............................................................   8
Experts....................................................................   8
Financial Statements.......................................................   8

If you would like a printed copy of this prospectus or the SAI (Statement of Additional Information), please email us at help@annuitynet.gefn.com.

                             Dated May 1, 2001
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

                     GE Life and Annuity Assurance Company
                              Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
              Flexible Premium Variable Deferred Annuity Contract
                               Form P1153 12/99

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230
                            Administrative Office:
                     GE Life and Annuity Assurance Company

                             P.O. Box 402054

                          Atlanta, GA 30384-2054

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named flexible premium variable deferred annuity contract (the "Contract") offered by GE Life and Annuity Assurance Company. You may obtain a hard copy of the Statement of Additional Information dated May 1, 2001 by calling (877) 369-3789 or through our Electronic Service Center or accessing at http://www.GEFN.com or the website where you purchased your Contract. The Statement of Additional Information is also available on the SEC's website at http://www.sec.gov. Terms used in the current prospectus for the Contract are incorporated in this Statement.

                  This Statement of Additional Information is
            not a Prospectus and should be read only in conjunction
             with the Prospectuses for the Contract and the Funds.

Dated May 1, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Contracts..............................................................   3
  Transfer of Annuity Units................................................   3
  Net Investment Factor....................................................   3

Termination of Participation Agreements....................................   3

Calculation of Performance Data............................................   4

Money Market Subaccount....................................................   4

Other Subaccounts..........................................................   5
  Total Return.............................................................   5

Other Performance Data.....................................................   6

Tax Matters................................................................   7
  Taxation of The Company..................................................   7
  IRS Required Distributions...............................................   7

General Provisions.........................................................   7
  Designation of Beneficiaries.............................................   7
  Ownership................................................................   7
  Non-Participating........................................................   7
  Incontestability.........................................................   7
  Statement of Values......................................................   8
  Written Notice...........................................................   8

Distribution of the Contracts..............................................   8

Legal Developments Regarding Employment-Related Benefit Plans..............   8

Regulation of GE Life & Annuity............................................   8

Legal Matters..............................................................   8

Experts....................................................................   8

Financial Statements.......................................................   9

The Contracts

Transfer of Annuity Units

  Annuity Units may be transferred upon request, but not more than three times in a Contract Year. If a transfer is requested from a Subaccount, all of the Annuity Units in that Subaccount must be transferred to a single different Subaccount.

  The number of Annuity Units for the new Subaccount will be (a) times (b), divided by (c), where:

  (a)  is the number of Annuity Units for the current Subaccount;

  (b)  is the value of an Annuity Unit for the current Subaccount; and

  (c)  is the value of an Annuity Unit for the new Subaccount.

  The values of (a), (b) and (c) are all determined as of the end of the Valuation Period during which we receive the transfer request.

  The amount of the Annuity Payout as of the date of the transfer will not be affected by the transfer (however, subsequent Annuity Payouts will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

  The Net Investment Factor measures investment performance of the Subaccounts of the Separate Account during a Valuation Period. Each Subaccount has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of a Subaccount available under the Contracts for a Valuation Period is (a) divided by (b) minus (c) where:

  (a)  is the result of

    (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

    (2) the investment income and capital gains, realized or unrealized, credited to those assets of that Subaccount at the end of the Valuation Period for which the Net Investment Factor is being determined; minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

    (4) any amount charged against that Separate Account for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Separate Account; and

  (b) is the value of the assets of that Subaccount at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .002063% for each day in the Valuation Period. This corresponds to a total of .75% per year of the net assets of that Subaccount and consists of a .40% mortality and expense risk charge and a .35% administrative expense charge.

  We will value the assets at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

  The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

  AIM Variable Insurance Funds, Inc. This agreement may be terminated by the parties on six months' advance written notice.

  Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

  GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

Calculation of Performance Data

  From time to time, the Company may disclose total return, yield, and other performance data for the Subaccounts pertaining to the Contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

  The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes will vary, generally depending on the law of your state or residence. In those states which tax these premiums, the tax generally ranges from 0.0% to 3.5%.

Money Market Subaccount

  From time to time, advertisements and sales literature may quote the yield of the Money Market Subaccount for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit in the Money Market Subaccount at the beginning of the period, dividing such net change in Contract Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the administrative expense charge and the mortality and expense risk charge. Current Yield will be calculated according to the following formula:

  Current Yield = ((NCP - ES)/UV) X (365/7)

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

  where:

  NCP= the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

  ES= per unit expenses of the hypothetical account for the seven-day period.

  UV = the unit value for the first day of the seven-day period.

  The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Subaccount's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for its corresponding money market investment portfolio.

  Yield calculations for the underlying Money Market Subaccount are less than the administrative charge and the mortality and expense charge (the administrative expense charge and the mortality and expense risk charge combined equal an annual .75% of Contract Value in Account 4). Yield calculations for the GE Investments Money Market Fund as of December 31, 2000 are as follows:

  Current yield 5.51 as of December 31, 2000

  Effective yield 5.66 as of December 31, 2000

  Past performance is not a guarantee or projection of future results.

Other Subaccounts

  Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

  Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

  For periods that begin before the Contract was available, performance data will be based on the performance of the underlying portfolios, restated with the level of Separate Account and Contract charges used in this Contract. Average annual total return will be calculated using Subaccount unit values as described below:

  1. The Company calculates unit value for each Valuation Period based on the performance of the Subaccount's underlying investment portfolio (after deductions for portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. Total return will then be calculated according to the following formula:

                           TR = (ERV/P)1/N - 1

  where:

  TR=  the average annual total return for the period.

  ERV= the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P=   a hypothetical single investment of $1,000.

  N=   the duration of the period (in years).

  Other non-standard quotations of Subaccounts may be used in sales literature and advertisements. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccounts performance with standard performance quotations.

   Past performance is not a guarantee or projection of future results.

  The Funds have provided the price information used to calculate the total return of the Subaccounts. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

  We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR= (ERV/P)-1

  where:

  CTR= the cumulative total return for the period.

  ERV= the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P=   a hypothetical single investment of $1,000.

  Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

Tax Matters

Taxation of the Company

  We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

  In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires the Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity Payouts which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The "designated Beneficiary" generally is the person who will be treated as the sole Owner of the Contract following the death of the Owner, joint Owner or, in certain circumstances, the Annuitant. However, if the "designated Beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

  The Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

General Provisions

Designation of Beneficiaries

  You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by filing a written request with our Administrative Office, or through our Electronic Service Center. Each change of Beneficiary revokes any previous designation.

Ownership

  You may not assign your Contract without our permission. Your rights and the rights of a Beneficiary may be affected by an assignment.

Non-Participating

  The Contract is non-participating. No dividends are payable.

Incontestability

  We will not contest the Contract.

Statement of Values

  At least once each year, we will provide you a statement of values within 30 days after each report date. The statement will show Contract Value, Purchase Payments and charges made during the report period.

Written Notice

  Any written notice should be sent to us at our Administrative Office at P.O. Box 691, Leesburg, VA 20178. The Contract number and the Annuitant's full name must be included.

We will send all notices to the Owner to the last known email address on file with the company.

Distribution of the Contracts

  The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Contracts. However, the Company does reserve the right to discontinue the offering of the Contracts.

Legal Developments Regarding Employment-Related Benefit Plans

  On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

Regulation of GE Life & Annuity

  Besides Federal Securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

  Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the Contracts described in this prospectus. Donita M. King, Senior Vice President, General Counsel and Secretary of the Company, has provided advice on certain legal matters pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contracts under Virginia insurance law.

Experts

  The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

  The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

Financial Statements

  This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary, (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                          Year ended December 31, 2000
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-19
Statements of Changes in Net Assets........................................ F-37
Notes to Financial Statements.............................................. F-64

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenhiemer Variable Account Funds--Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund--Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series--Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, Equity Income, and High Yield Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. Telecommunications, AIM V.I. Growth, and AIM V.I. Value Funds; the MFS Variable Insurance Trust--MFS Growth, MFS Growth With Income, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investments Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2000, and the related statements of operations for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 2000, and the related statements of changes in net assets for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2000, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500       Money       Total    International Real Estate  Global
                             Index       Market      Return       Equity     Securities   Income
                              Fund        Fund        Fund         Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (28,004,741 shares;
  cost --
  $709,032,196).........  $691,997,154         --          --          --           --         --
 Money Market Fund
  (436,094,842 shares;
  cost --
  $436,094,842).........           --  436,094,842         --          --           --         --
 Total Return Fund
  (7,967,756 shares;
  cost --
  $121,515,056).........           --          --  123,579,895         --           --         --
 International Equity
  Fund (3,809,674
  shares; cost --
  $48,558,411)..........           --          --          --   40,420,641          --         --
 Real Estate Securities
  Fund (4,883,091
  shares; cost --
  $64,671,003)..........           --          --          --          --    67,484,315        --
 Global Income Fund
  (912,127 shares; cost
  -- $9,165,230)........           --          --          --          --           --   8,674,326
Receivable from
 affiliate..............           --      232,924         --          --           --         --
Receivable for units
 sold...................        28,957  34,724,754      59,248       2,140    2,012,721      5,306
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   692,026,111 471,052,520 123,639,143  40,422,781   69,497,036  8,679,632
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       525,773     321,433      81,089      19,546       40,097      3,370
Payable for units
 withdrawn..............       788,862     310,089          57         365          --         198
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......     1,314,635     631,522      81,146      19,911       40,097      3,568
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $690,711,476 470,420,998 123,557,997  23,347,479   50,830,446  3,292,479
 GE Life and Annuity
  Assurance Company.....           --          --          --   17,055,391   18,626,493  5,383,585
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       820,854   3,733,450     379,232     103,863      217,655     20,090
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      53.63       16.76       38.93       16.17        19.41      10.32
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     9,120,668  12,687,487   2,034,785     908,264    1,853,612    301,579
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      51.95       16.24       37.71       16.01        19.14      10.23
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    14,711,396  13,620,757   2,562,990     575,998      791,128        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $      10.33       10.79       11.31       10.62        13.01        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     1,753,549   3,819,606     283,441      96,984       70,076        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       9.63       10.69       10.85       10.41        11.90        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         2,155  10,156,142         --          --           109        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       9.19        1.02         --          --         10.62        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............       306,192     279,223         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       9.04       10.24         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       135,750      76,786         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       9.04       10.23         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                         GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier     Value   Small-Cap
                          Value Equity   Income     Equity   Growth Equity Equity  Value Equity
                              Fund        Fund       Fund        Fund       Fund       Fund
                          ------------ ---------- ---------- ------------- ------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (6,212,325
  shares; cost --
  $93,361,534)..........  $101,323,017        --         --          --        --        --
 Income Fund (4,720,396
  shares; cost--
  $57,403,116)..........           --  56,597,549        --          --        --        --
 U.S. Equity Fund
  (1,909,655 shares;
  cost -- $70,941,683)..           --         --  67,907,319         --        --        --
 Premier Growth Equity
  Fund (855,215 shares;
  cost --$72,842,848)...           --         --         --   67,288,289       --        --
 Value Equity Fund
  (20,276 shares; cost
  -- $198,500)..........           --         --         --          --    201,345       --
 Small-Cap Value Equity
  Fund (18,892 shares;
  cost -- $192,153).....           --         --         --          --        --    212,913
Receivable from
 affiliate..............           --         --       5,060       5,191         1       --
Receivable for units
 sold...................       130,496    191,182    221,417      54,260       --     26,250
                          ------------ ---------- ----------  ----------   -------   -------
 Total assets...........   101,453,513 56,788,731 68,133,796  67,347,740   201,346   239,163
                          ------------ ---------- ----------  ----------   -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        78,015    134,096     30,017      31,628        75        80
Payable for units
 withdrawn..............           --      44,457        --       47,182       --        --
                          ------------ ---------- ----------  ----------   -------   -------
 Total liabilities......        78,015    178,553     30,017      78,810        75        80
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $ 95,988,010 56,610,178 68,103,779  67,268,930   201,271   239,083
 GE Life and Annuity
  Assurance Company.....     5,387,488        --         --          --        --        --
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 I (note 2).............       310,736    890,340    173,081      79,201       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type I...........  $      17.21      11.40      12.40       11.02       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 II (note 2)............     3,531,824  3,035,919  2,589,497   2,128,010       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type II..........  $      17.06      11.31      12.32       10.98       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 III (note 2)...........     2,225,373    978,360  2,679,258   3,575,788       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type III.........  $      11.91      10.59      11.31       10.95       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 IV (note 2)............       330,352    165,406    254,245     294,786       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type IV..........  $      10.36      10.66      10.32       10.94       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 V (note 2).............           --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type V...........  $        --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VI (note 2)............        31,009        --      30,567      56,621    16,212    16,880
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VI..........  $      11.23        --        9.84        9.46      9.93     11.37
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VII (note 2)...........        10,023        --      84,230      12,182     4,061     4,154
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VII.........  $      11.22        --        9.83        9.45      9.92     11.35
                          ============ ========== ==========  ==========   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                                         Oppenheimer Variable
                                                                                          Account Funds --
                                      Oppenheimer Variable Account Funds                    Class 2 Shares
                          ----------------------------------------------------------- --------------------------
                                        Capital    Aggressive     High      Multiple    Global     Main Street
                             Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ----------- ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,543,319
  shares; cost --
   86,494,953)..........  $84,862,342         --           --          --         --       --             --
 Capital Appreciation
  Fund/VA (7,571,963
  shares; cost --
   $310,029,785)........          --  353,080,657          --          --         --       --             --
 Aggressive Growth
  Fund/VA (5,208,625
  shares; cost --
   $351,698,446)........          --          --   368,614,409         --         --       --             --
 High Income Fund/VA
  (14,538,564 shares;
  cost --
   $154,459,337)........          --          --           --  134,772,489        --       --             --
 Multiple Strategies
  Fund/VA (5,095,673
  shares; cost --
   $81,042,250).........          --          --           --          --  84,333,394      --             --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares, at fair value
 (note 2)...............
 Global Securities
  Fund/VA (31,621
  shares; cost --
   $956,604)............          --          --           --          --         --   958,116            --
 Main Street Growth &
  Income Fund/VA (79,018
  shares; cost --
   $1,735,807)..........          --          --           --          --         --       --       1,678,346
Receivable from
 affiliate..............          --          --           --          --         --         2            --
Receivable for units
 sold...................       97,873   2,269,877      932,126      55,471    132,383   23,439         18,745
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
  Total assets..........   84,960,215 355,350,534  369,546,535 134,827,960 84,465,777  981,557      1,697,091
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       93,679     315,614      496,421     140,283    166,487      340            615
Payable for units
 withdrawn..............       32,695         --     3,064,700      15,247         94      --             --
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
 Total liabilities......      126,374     315,614    3,561,121     155,530    166,581      340            615
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $84,833,841 355,034,920  365,985,414 134,672,430 84,299,196  981,217      1,696,476
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 I (note 2).............      560,064     801,953    1,438,160     852,997    753,703      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type I...........  $     22.55       63.69        64.59       30.46      32.40      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 II (note 2)............    2,562,480   3,655,340    3,299,098   3,134,526  1,564,417      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type II..........  $     21.85       61.69        62.57       29.51      31.39      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 III (note 2)...........    1,437,061   5,423,593    4,011,227   1,554,884    829,485      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type III.........  $     10.10       13.00        15.01        9.57      11.48      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 IV (note 2)............      167,312     634,278      459,900     141,624    116,683      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type IV..........  $     10.16       12.54        14.05        9.25      10.71      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 V (note 2).............          --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type V...........  $       --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VI (note 2)............          --          --           --          --         --    68,997        114,394
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VI..........  $       --          --           --          --         --      9.41           9.03
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VII (note 2)...........          --          --           --          --         --    35,315         73,558
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VII.........  $       --          --           --          --         --      9.40           9.02
                          =========== ===========  =========== =========== ==========  =======      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                 Variable Insurance
                            Variable Insurance Products Fund      Products Fund II
                          ------------------------------------ -----------------------
                            Equity-                               Asset
                             Income      Growth     Overseas     Manager   Contrafund
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                          ------------ ----------- ----------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (25,642,567 shares;
  cost --
   $572,832,749)........  $654,398,298         --          --          --          --
 Growth Portfolio
  (15,248,683 shares;
  cost --
   $650,281,384)........           --  665,605,016         --          --          --
 Overseas Portfolio
  (5,456,699 shares;
  cost --
   $118,222,277)........           --          --  109,079,406         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager Portfolio
  (22,864,719 shares;
  cost --
   $357,779,527)........           --          --          --  365,835,511         --
 Contrafund Portfolio
  (22,611,211 shares;
  cost --
   $509,793,351)........           --          --          --          --  536,790,147
Dividend Receivable.....           --          --          --          --          --
Receivable for units
 sold...................       163,018     111,351         --       68,807     115,855
                          ------------ ----------- ----------- ----------- -----------
 Total assets...........   654,561,316 665,716,367 109,079,406 365,904,318 536,906,002
                          ------------ ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       668,146     758,627     269,649     583,365     433,235
Payable for units
 withdrawn..............       366,183      96,993  10,938,491     422,585      84,121
                          ------------ ----------- ----------- ----------- -----------
 Total liabilities......     1,034,329     855,620  11,208,140   1,005,950     517,356
                          ------------ ----------- ----------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $653,526,987 664,860,747  97,871,266 364,898,368 536,388,646
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 I (note 2).............     3,098,226   2,537,479   1,662,419   8,822,451   1,951,596
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type I...........  $      46.44       64.94       26.59       29.09       29.83
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,905,021   5,410,897   1,573,977   3,182,533  12,149,774
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type II..........  $      44.99       62.91       25.76       28.28       29.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 III (note 2)...........     5,142,408  13,220,537   1,034,948   1,578,124  10,046,542
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type III.........  $      11.37       11.16       10.99       10.22       10.81
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 IV (note 2)............       557,714   1,122,676     167,898     212,496   1,214,744
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type IV..........  $       9.95       10.81       10.41        9.99       10.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,235,698
  shares; cost -- $144,537,079).......... $140,936,758         --        --
 Growth Opportunities Portfolio
  (4,687,857 shares; cost --
   $98,685,643)..........................          --   83,162,589       --
 Mid Cap Portfolio (113 shares; cost --
   $2,196)...............................          --          --      2,279
Dividend Receivable......................          --          --          9
Receivable for units sold................      155,203   4,606,756       --
                                          ------------  ----------     -----
 Total assets............................  141,091,961  87,769,345     2,288
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       98,918      60,418        10
Payable for units withdrawn..............       10,684         --        --
                                          ------------  ----------     -----
 Total liabilities.......................      109,602      60,418        10
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $140,982,359  87,708,927     2,278
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      410,164     299,397       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      16.31       12.80       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,576,695   4,498,947       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      16.16       12.68       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    3,872,703   2,947,260       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $      10.14        8.45       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      513,093     236,293       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       9.52        8.07       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        1,952       2,112       207
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       9.90        8.88     11.03
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                               Variable Insurance
                           Variable Insurance    Products Fund    Variable Insurance
                            Products Fund --   II --Service Class  Products Fund III
                            Service Class 2            2          -- Service Class 2
                          -------------------- ------------------ -------------------
                           Equity-                                Growth &
                            Income    Growth       Contrafund      Income    Mid Cap
                          Portfolio  Portfolio     Portfolio      Portfolio Portfolio
                          ---------- --------- ------------------ --------- ---------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (65,345 shares;
  cost -- $1,597,979)...  $1,660,408       --            --                       --
 Growth Portfolio
  (70,676 shares;
  cost -- $3,310,563)...         --  3,069,439           --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (140,128 shares;
  cost -- $3,341,012)...         --        --      3,312,621            --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):         --        --            --             --        --
 Growth & Income
  Portfolio (93,271
  shares; cost --
   $1,433,455)..........         --        --            --       1,414,925       --
 Mid Cap Portfolio
  (153,195 shares;
  cost -- $2,980,550)...         --        --            --             --  3,094,533
Dividend Receivable.....         --        --            --             --      9,164
Receivable from
 affiliate..............          11       --            --               1       --
Receivable for units
 sold...................         --     16,275        28,855          1,250    38,686
                          ---------- ---------     ---------      --------- ---------
 Total assets...........   1,660,419 3,085,714     3,341,476      1,416,176 3,142,383
                          ---------- ---------     ---------      --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         613     1,136         1,238            549    10,276
Payable for units
 withdrawn..............         --        --            --             --        --
                          ---------- ---------     ---------      --------- ---------
 Total liabilities......         613     1,136         1,238            549    10,276
                          ---------- ---------     ---------      --------- ---------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $1,659,806 3,084,578     3,340,238      1,415,627 3,132,107
                          ========== =========     =========      ========= =========
Outstanding units: Type
 I (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type I...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 II (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type II..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 III (note 2)...........         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type III.........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 IV (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type IV..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 V (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type V...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VI (note 2)............     109,912   306,801       211,423         53,009   243,434
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VI..........  $    11.04      8.39          9.38           9.78     10.71
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VII (note 2)...........      40,470    60,848       144,834         91,832    49,059
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VII.........  $    11.03      8.39          9.37           9.77     10.70
                          ========== =========     =========      ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                             Federated Insurance
                                                                                 Series --
                                      Federated Insurance Series               Service Shares
                          -------------------------------------------------- -------------------
                            American      High                 International
                          Leaders Fund Income Bond   Utility   Small Company        High
                               II        Fund II     Fund II      Fund II    Income Bond Fund II
                          ------------ ----------- ----------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,058,250 shares;
  cost --
   $101,192,581)........  $103,795,287         --          --         --               --
 High Income Bond Fund
  II (7,256,485 shares;
  cost -- $69,601,018)..           --   61,389,861         --         --               --
 Utility Fund II
  (4,632,384 shares;
  cost -- $62,502,300)..           --          --   57,626,858        --               --
 International Small
  Company Fund II
  (11,071 shares;
  cost -- $89,526)......           --          --          --      87,796              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (50,421 shares;
  cost -- $429,762).....           --          --          --         --           426,563
Receivable for units
 sold...................       170,381         --       44,927        --               --
                          ------------ ----------- -----------    -------         --------
 Total assets...........   103,965,668  61,389,861  57,671,785     87,796          426,563
                          ------------ ----------- -----------    -------         --------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        80,026      49,231      45,011         35              157
Payable for units
 withdrawn..............        19,006     158,681      18,911        382               37
                          ------------ ----------- -----------    -------         --------
 Total liabilities......        99,032     207,912      63,922        417              194
                          ------------ ----------- -----------    -------         --------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $103,866,636  61,181,949  57,607,863     87,379          426,369
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 I (note 2).............       325,517     369,429     258,971        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type I...........  $      17.96       13.96       17.20        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 II (note 2)............     4,328,938   3,199,511   2,544,453        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type II..........  $      17.75       13.75       16.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 III (note 2)...........     1,783,774   1,236,512     971,234        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type III.........  $      10.58        8.86        9.36        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 IV (note 2)............       243,347     124,964     107,356        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type IV..........  $       9.49        8.61        8.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 V (note 2).............           --          --          --         --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type V...........  $        --          --          --         --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VI (note 2)............           --          --          --       6,644           33,278
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VI..........  $        --          --          --        8.38             9.21
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VII (note 2)...........           --          --          --       3,788           13,030
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VII.........  $        --          --          --        8.37             9.20
                          ============ =========== ===========    =======         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                           PBHG Insurance Series
                                                  Alger American Fund           Fund, Inc.
                                              --------------------------- -----------------------
                                                  Small        LargeCap   PBHG Large  PBHG Growth
                                              Capitalization    Growth    Cap Growth      II
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                              -------------- ------------ ----------- -----------
Assets
Investments in Alger American Fund, at fair
 value (note 2):
 Small Capitalization Portfolio (6,467,827
  shares; cost -- $224,738,257)..............  $151,929,250           --          --          --
 LargeCap Growth Portfolio (7,839,981 shares;
  cost -- $432,269,742)......................           --    370,595,918         --          --
Investments in PBHG Insurance Series Fund,
 Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,441,919
  shares; cost -- $64,822,033)...............           --            --   59,924,690         --
 PBHG Growth II Portfolio (3,175,625 shares;
  cost -- $76,920,163).......................           --            --          --   59,955,791
Receivable for units sold....................       242,775        83,238      34,240         --
                                               ------------  ------------ ----------- -----------
 Total assets................................   152,172,025   370,679,156  59,958,930  59,955,791
                                               ------------  ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................       119,450       321,744      73,063      35,288
Payable for units withdrawn..................     6,440,444       159,262      11,568   1,046,576
                                               ------------  ------------ ----------- -----------
 Total liabilities...........................     6,559,894       481,006      84,631   1,081,864
                                               ------------  ------------ ----------- -----------
Net assets attributable to variable deferred
 annuity contract holders....................  $145,612,131   370,198,150  59,874,299  58,873,927
                                               ============  ============ =========== ===========
Outstanding units: Type I (note 2)...........       949,219       960,901     269,115     380,451
                                               ============  ============ =========== ===========
Net asset value per unit: Type I.............  $      12.39         21.88       24.09       18.41
                                               ============  ============ =========== ===========
Outstanding units: Type II (note 2)..........     7,559,032    10,491,039   2,236,754   2,843,741
                                               ============  ============ =========== ===========
Net asset value per unit: Type II............  $      12.23         21.59       23.87       18.24
                                               ============  ============ =========== ===========
Outstanding units: Type III (note 2).........     3,566,464    10,372,485         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type III...........  $      10.13         10.49         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type IV (note 2)..........       537,277     1,392,041         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type IV............  $       9.82          9.96         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type V (note 2)...........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type V.............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VI (note 2)..........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VI............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VII (note 2).........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VII...........  $        --            --          --          --
                                               ============  ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                Worldwide
                               Growth       Growth       Growth      Balanced
                             Portfolio    Portfolio    Portfolio    Portfolio
                            ------------ ------------ ------------ ------------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (14,039,186
  shares; cost --
   $706,425,531)..........  $509,622,437          --           --           --
 Growth Portfolio
  (29,073,584 shares;
  cost -- $782,872,597)...           --   769,868,499          --           --
 Worldwide Growth
  Portfolio (25,646,949
  shares; cost --
   $913,744,295)..........           --           --   948,424,184          --
 Balanced Portfolio
  (25,385,539 shares;
  cost -- $621,693,742)...           --           --           --   617,122,464
Receivable from
 affiliate................           --           --           --           --
Receivable for units
 sold.....................        22,807       30,434          --       158,539
                            ------------ ------------ ------------ ------------
 Total assets.............   509,645,244  769,898,933  948,424,184  617,281,003
                            ------------ ------------ ------------ ------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       388,550      770,719      766,982      401,171
Payable for units
 withdrawn................       224,462    2,079,866    1,831,379       39,514
                            ------------ ------------ ------------ ------------
 Total liabilities........       613,012    2,850,585    2,598,361      440,685
                            ------------ ------------ ------------ ------------
Net assets attributable to
 variable deferred annuity
 contract holders.........  $509,032,232  767,048,348  945,825,823  616,840,318
                            ============ ============ ============ ============
Outstanding units: Type I
 (note 2).................     1,476,739    3,339,577    3,447,311    2,250,745
                            ============ ============ ============ ============
Net asset value per unit:
 Type I...................  $      40.38        30.88        39.89        23.67
                            ============ ============ ============ ============
Outstanding units: Type II
 (note 2).................     7,072,505   14,437,869   15,931,243   16,570,364
                            ============ ============ ============ ============
Net asset value per unit:
 Type II..................  $      39.64        30.32        39.17        23.36
                            ============ ============ ============ ============
Outstanding units: Type
 III (note 2).............    10,800,977   17,978,378   12,873,897   14,010,497
                            ============ ============ ============ ============
Net asset value per unit:
 Type III.................  $      14.06        11.33        12.69        11.48
                            ============ ============ ============ ============
Outstanding units: Type IV
 (note 2).................     1,417,961    2,092,272    1,684,062    1,437,590
                            ============ ============ ============ ============
Net asset value per unit:
 Type IV..................  $      12.12        10.74        12.42        10.88
                            ============ ============ ============ ============
Outstanding units: Type V
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type V...................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type VI
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VI..................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type
 VII (note 2).............           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VII.................  $        --           --           --           --
                            ============ ============ ============ ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------
                           Flexible   International   Capital     Equity     High
                            Income       Growth     Appreciation  Income     Yield
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (6,109,251
  shares; cost --
   $71,058,601).........  $70,012,021          --            --     --         --
 International Growth
  Portfolio (8,685,103
  shares; cost --
   $303,293,293)........          --   268,369,682           --                --
 Capital Appreciation
  Portfolio (16,513,441
  shares; cost --
  $479,041,103).........          --           --    442,395,093    --         --
 Equity Income Portfolio
  (51 shares; cost --
   $1,072)..............          --           --            --     981        --
 High Yield Portfolio
  (112 shares; cost --
   $1,149)..............          --           --            --     --       1,093
Receivable from
 affiliate..............          --             5           --     --         --
Receivable for units
 sold...................        4,618       98,467        37,526    --         --
                          ----------- ------------  ------------   ----     ------
 Total Assets...........   70,016,639  268,468,154   442,432,619    981      1,093
                          ----------- ------------  ------------   ----     ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       52,646      161,738       319,131      1          1
Payable for units
 withdrawn..............       33,919   17,926,302       501,101    --         --
                          ----------- ------------  ------------   ----     ------
 Total liabilities......       86,565   18,088,040       820,232      1          1
                          ----------- ------------  ------------   ----     ------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $69,930,074  250,380,114   441,612,387    980      1,092
                          =========== ============  ============   ====     ======
Outstanding units: Type
 I (note 2).............      384,649      914,128       853,141    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type I...........  $     14.24        23.75         26.16    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 II (note 2)............    3,443,885    6,457,205     8,761,565    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type II..........  $     14.05        23.47         25.92    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 III (note 2)...........    1,350,650    4,568,600    14,448,594    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type III.........  $     10.43        14.16         12.14    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 IV (note 2)............      191,005      885,554     1,575,700    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type IV..........  $     10.36        14.03         10.64    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 V (note 2).............          --           392         2,683    104        111
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type V...........  $       --          8.38          8.59   9.45       9.88
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VI (note 2)............          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VI..........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VII (note 2)...........          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VII.........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (4,053,234 shares; cost --
   $36,543,828)...................  $37,735,607        --        --         --
 Global Technology Portfolio
  (3,619,360 shares; cost --
   $32,374,947)...................          --  23,706,810       --         --
 Aggressive Growth Portfolio
  (109,107 shares; cost --
   $4,770,479)....................          --         --  3,924,594        --
 Growth Portfolio (201,806 shares;
  cost -- $5,916,132).............          --         --        --   5,319,599
Receivable from affiliate.........        6,923        --        --         --
Receivable for units sold.........      415,888     25,586     3,907     35,105
                                    ----------- ---------- ---------  ---------
 Total assets.....................   38,158,418 23,732,396 3,928,501  5,354,704
                                    ----------- ---------- ---------  ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............       13,694      9,070     1,483      1,962
Payable for units withdrawn.......       15,437      9,004       --         --
                                    ----------- ---------- ---------  ---------
 Total liabilities................       29,131     18,074     1,483      1,962
                                    ----------- ---------- ---------  ---------
Net assets attributable to
 variable deferred annuity
 contractholders..................  $38,129,287 23,714,322 3,927,018  5,352,742
                                    =========== ========== =========  =========
Outstanding units: Type I (note
 2)...............................      320,846    192,319       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type I..  $     11.45       6.82       --         --
                                    =========== ========== =========  =========
Outstanding units: Type II (note
 2)...............................    1,245,259  1,333,647       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 II...............................  $     11.43       6.81       --         --
                                    =========== ========== =========  =========
Outstanding units: Type III (note
 2)...............................    1,538,535  1,420,254       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 III..............................  $     11.42       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type IV (note
 2)...............................       97,759    222,133       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 IV...............................  $     11.41       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type V (note
 2)...............................          --         --        --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type V..  $       --         --        --         --
                                    =========== ========== =========  =========
Outstanding units: Type VI (note
 2)...............................      120,366    284,186   507,673    513,258
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VI...............................  $     10.72       6.66      6.65       8.33
                                    =========== ========== =========  =========
Outstanding units: Type VII (note
 2)...............................       23,012     39,046    82,856    129,483
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VII..............................  $     10.71       6.65      6.65       8.32
                                    =========== ========== =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 ------------ --------- ------------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (200,823 shares; cost --
   $5,763,124).................   $5,329,834        --          --          --
 Worldwide Growth Portfolio
  (149,154 shares; cost --
   $6,006,029).................          --   5,484,392         --          --
 International Growth Portfolio
  (67,622 shares; cost --
   $2,227,971).................          --         --    2,071,928         --
 Balanced Portfolio (185,335
  shares; cost -- $4,707,357)..          --         --          --    4,620,399
Receivable from affiliate......          --         --          --          --
Receivable for units sold......       49,265     85,632      21,571      15,907
                                  ----------  ---------   ---------   ---------
 Total assets..................    5,379,099  5,570,024   2,093,499   4,636,306
                                  ----------  ---------   ---------   ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............        1,812      2,022         752       1,738
Payable for units withdrawn....          --         --          --          --
                                  ----------  ---------   ---------   ---------
 Total liabilities.............        1,812      2,022         752       1,738
                                  ----------  ---------   ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders...............   $5,377,287  5,568,002   2,092,747   4,634,568
                                  ==========  =========   =========   =========
Outstanding units: Type I (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 I.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type II
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 II............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type III
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 III...........................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type IV
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 IV............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type V (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 V.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type VI
 (note 2)......................      524,387    562,276     214,995     280,452
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VI............................   $     8.45       8.18        8.10        9.62
                                  ==========  =========   =========   =========
Outstanding units: Type VII
 (note 2)......................      112,111    118,553      43,422     201,522
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VII...........................   $     8.44       8.17        8.09        9.61
                                  ==========  =========   =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                               Goldman Sachs              Salomon Brothers
                          Variable Insurance Trust    Variable Series Fund Inc.
                          ------------------------ -------------------------------
                                                                           Total
                           Growth and    Mid Cap   Strategic  Investors   Return
                          Income Fund  Value Fund  Bond Fund     Fund      Fund
                          ------------ ----------- ---------- ---------- ---------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,542,365 shares;
  cost -- $16,480,029)..  $ 15,948,051         --         --         --        --
 Mid Cap Value Fund
  (6,866,197 shares;
  cost -- $65,731,153)..           --   73,262,319        --         --        --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (1,351,707 shares;
  cost -- $13,484,365)..           --          --  13,179,140        --        --
 Investors Fund
  (2,852,879 shares;
  cost -- $38,625,269)..           --          --         --  38,770,629       --
 Total Return Fund
  (695,510 shares;
  cost -- $7,358,195)...           --          --         --         --  7,441,952
Receivable from
 affiliate..............           --          --         --         605       --
Receivable for units
 sold...................       172,223     916,077      8,770     87,048   198,389
                          ------------ ----------- ---------- ---------- ---------
 Total assets...........    16,120,274  74,178,396 13,187,910 38,858,282 7,640,341
                          ------------ ----------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         9,248      36,190      6,142     14,079     3,602
Payable for units
 withdrawn..............         1,822         --          70  1,380,987       --
                          ------------ ----------- ---------- ---------- ---------
 Total liabilities......        11,070      36,190      6,212  1,395,066     3,602
                          ------------ ----------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 16,109,204  74,142,206 13,181,698 37,463,216 7,636,739
                          ============ =========== ========== ========== =========
Outstanding units: Type
 I (note 2).............        71,900     312,480     34,928    126,555     8,529
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type I...........  $       8.70       10.87      10.78      15.27     11.34
                          ============ =========== ========== ========== =========
Outstanding units: Type
 II (note 2)............       971,475   2,769,191    556,622    775,796   272,799
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type II..........  $       8.64       10.80      10.72      15.18     11.28
                          ============ =========== ========== ========== =========
Outstanding units: Type
 III (note 2)...........       644,374   2,947,576    546,314  1,815,125   391,192
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type III.........  $       9.80       12.93      10.46      12.46     10.53
                          ============ =========== ========== ========== =========
Outstanding units: Type
 IV (note 2)............        86,719     237,882    108,469    100,680    33,720
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type IV..........  $       8.94       11.46      10.36      11.30     10.19
                          ============ =========== ========== ========== =========
Outstanding units: Type
 V (note 2).............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type V...........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VI (note 2)............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VI..........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VII (note 2)...........           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VII.........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                           AIM Variable Insurance Funds
                          --------------------------------------------------------------
                            AIM V.I.    AIM V.I.
                            Capital    Aggressive      AIM V.I.      AIM V.I.  AIM V.I.
                          Appreciation   Growth   Telecommunications  Growth     Value
                              Fund        Fund           Fund          Fund      Fund
                          ------------ ---------- ------------------ --------- ---------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (70,786 shares;
  cost -- $2,545,699)...   $2,183,044      --             --               --        --
 AIM V.I. Aggressive
  Growth Fund (87
  shares; cost --
   $1,426)..............          --     1,266            --               --        --
 AIM V.I.
  Telecommunications
  Fund (113 shares;
  cost -- $3,313).......          --       --           2,100              --        --
 AIM V.I. Growth Fund
  (81,994 shares;
  cost -- $2,314,686)...          --       --             --         2,035,098       --
 AIM V.I. Value Fund
  (170,958 shares;
  cost -- $4,865,255)...          --       --             --               --  4,668,862
Receivable for units
 sold...................        5,434      --             --             3,701    32,882
                           ----------    -----          -----        --------- ---------
 Total assets...........    2,188,478    1,266          2,100        2,038,799 4,701,744
                           ----------    -----          -----        --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
 Total liabilities......          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $2,187,617    1,266          2,100        2,038,003 4,700,197
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 I (note 2).............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type I...........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 II (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type II..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 III (note 2)...........          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type III.........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 IV (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type IV..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 V (note 2).............        2,185      136            314              --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type V...........   $     8.32     9.31           6.69              --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VI (note 2)............      182,931      --             --           155,022   418,728
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VI..........   $     8.17      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VII (note 2)...........       82,708      --             --           115,989   134,888
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VII.........   $     8.16      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                     MFS Variable Insurance Trust                             Dreyfus
                          --------------------------------------------------- ----------------------------------------
                                                                              Dreyfus Investments
                                     MFS Growth       MFS                         Portfolios-         The Dreyfus
                          MFS Growth With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                            Series     Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ---------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (207,485 shares;
  cost -- $2,880,057)...  $2,693,153       --            --            --               --                  --
 MFS Growth With Income
  Series (29,613 shares;
  cost -- $626,071).....         --    621,278           --            --               --                  --
 MFS New Discovery
  Series (59,616 shares;
  cost -- $982,067).....         --        --        989,025           --               --                  --
 MFS Utility Series
  (42,533 shares;
  cost -- $984,533).....         --        --            --      1,002,512                                  --
Investments in Dreyfus,
 at fair value (note 2):
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (14,196 shares;
  cost -- $145,219).....         --        --            --            --           131,030                 --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (12,892
  shares; cost --
   $476,809)............         --        --            --            --               --              444,375
Receivable from
 affiliate..............         --          1           --              4              --                  --
Receivable for units
 sold...................      50,826     2,788        23,532        17,212              --                2,904
                          ----------   -------     ---------     ---------          -------             -------
 Total assets...........   2,743,979   624,067     1,012,557     1,019,728          131,030             447,279
                          ----------   -------     ---------     ---------          -------             -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
 Total liabilities......         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,742,981   623,836     1,012,192     1,019,365          130,980             447,100
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 I (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type I...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 II (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type II..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 III (note 2)...........         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type III.........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 IV (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type IV..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 V (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type V...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VI (note 2)............     247,509    54,705        94,589        67,405           16,280              19,494
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VI..........  $     8.99      9.85          8.97         10.23             7.32                8.61
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VII (note 2)...........      57,669     8,638        18,273        32,271            1,616              32,472
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VII.........  $     8.98      9.84          8.96         10.22             7.31                8.60
                          ==========   =======     =========     =========          =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        PIMCO Variable Insurance Trust
                                -----------------------------------------------
                                 Foreign  Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (1,334
  shares; cost -- $12,598)....   $12,541         --           --           --
 Long-Term U.S Government Bond
  Portfolio (64,718 shares;
  cost -- $678,429)...........       --      683,421          --           --
 High Yield Bond Portfolio
  (31,319 shares; cost --
   $262,950)..................       --          --       260,885          --
 Total Return Bond Portfolio
  (159,696 shares; cost --
   $1,555,278)................       --          --           --     1,560,235
Dividends Receivable..........         8         346          234        1,422
Receivable from affiliate.....       --          --           --           --
Receivable for units sold.....       --          --           356        5,409
                                 -------     -------      -------    ---------
 Total assets.................    12,549     683,767      261,475    1,567,066
                                 -------     -------      -------    ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        13         589          326        1,939
Payable for units withdrawn...       --          --            36          --
                                 -------     -------      -------    ---------
 Total liabilities............        13         589          362        1,939
                                 -------     -------      -------    ---------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $12,536     683,178      261,113    1,565,127
                                 =======     =======      =======    =========
Outstanding units: Type I
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 I............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type II
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 II...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type III
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 III..........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type IV
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 IV...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type V
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 V............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type VI
 (note 2).....................       278      46,012       14,696       89,120
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VI...........................   $ 10.39       11.11         9.93        10.58
                                 =======     =======      =======    =========
Outstanding units: Type VII
 (note 2).....................       929      15,494       11,611       58,869
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VII..........................   $ 10.38       11.10         9.92        10.57
                                 =======     =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- -------------------------------------------------
                                          Growth and
                                            Income         Premier Growth       Quasar
                             OTC Fund      Portfolio          Portfolio       Portfolio
                          -------------- ---------------  -----------------  -------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (103,258
  shares; cost --
   $2,903,289)..........    $2,357,377               --                 --              --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (71,510
  shares; cost --
   $1,597,371)..........           --          1,649,016                --              --
 Premier Growth
  Portfolio (176,421
  shares; cost --
   $6,030,440)..........           --                --           5,633,111             --
 Quasar Portfolio
  (36,793 shares;
  cost -- $452,101).....           --                --                 --          434,897
Dividends Receivable....           --                --                 --              --
Receivable from
 affiliate..............           --                  7                --              --
Receivable for units
 sold...................         5,868             6,933            348,475             --
                            ----------   ---------------    ---------------   -------------
 Total assets...........     2,363,245         1,655,956          5,981,586         434,897
                            ----------   ---------------    ---------------   -------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..           775               609              1,940             149
Payable for units
 withdrawn..............           --                --                 --              --
                            ----------   ---------------    ---------------   -------------
 Total liabilities......           775               609              1,940             149
                            ----------   ---------------    ---------------   -------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $2,362,470         1,655,347          5,979,646         434,748
                            ==========   ===============    ===============   =============
Outstanding units: Type
 I (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type I...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 II (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type II..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 III (note 2)...........           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type III.........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 IV (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type IV..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 V (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type V...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VI (note 2)............       305,802           111,233            560,937          35,167
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VI..........    $     6.09             10.74               8.02            8.67
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VII (note 2)...........        82,259            42,936            184,885          14,994
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VII.........    $     6.08             10.73               8.01            8.66
                            ==========   ===============    ===============   =============

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                                     GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                         S&P 500 index  Money Markey Total Return International   Real Estate   Global Income
                             Fund           Fund         Fund      Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------ ------------- --------------- -------------
                                                    Year ended December 31, 2000
                         ------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $   5,867,974   25,709,949    3,233,105       250,577     3,262,404       90,674
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       617,512      777,414      187,898        29,229        40,574        3,851
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     6,746,341    2,760,877    1,001,679       205,858       355,075       39,400
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,029,034    2,122,763      335,455        71,906        66,601          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       191,810      312,567       26,783         9,427         6,411          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            35        3,118          --            --              5          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,816        7,494          --            --            --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         3,916        3,040          --            --            --           --
                         -------------   ----------   ----------   -----------    ----------       ------
Net investment income
 (expense)..............    (3,727,490)  19,722,676    1,681,290       (65,843)    2,793,738       47,423
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    19,970,209          --     1,764,433     1,378,982        62,643        2,808
 Unrealized appreciation
  (depreciation) on
  investments...........  (107,689,426)         --    (4,412,545)  (13,842,761)   10,710,276       11,564
 Capital gain
  distributions.........    13,424,428          --     4,900,944     7,179,272       297,755        5,993
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,294,789)         --     2,252,832    (5,284,507)   11,070,674       20,365
                         -------------   ----------   ----------   -----------    ----------       ------
Increase (decrease) in
 net assets from
 operations............. $ (78,022,279)  19,722,676    3,934,122    (5,350,350)   13,864,412       67,788
                         =============   ==========   ==========   ===========    ==========       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------------------------------
                         Mid-Cap Value  Income    U.S. Equity  Premier Growth                       Small-Cap Value
                             Fund        Fund        Fund       Equity Fund    Value Equity Fund      Equity Fund
                         ------------- ---------  -----------  -------------- -------------------- -----------------
                                                                                  Period from         Period from
                                                                              September 7, 2000 to July 25, 2000 to
                                    Year ended December 31, 2000               December 31, 2000   December 31, 2000
                         ---------------------------------------------------- -------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............  $  956,123   3,326,827     464,070         83,761             786                840
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      68,886     119,993      15,752         11,352             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     737,629     405,167     376,093        269,228             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     299,494      95,433     378,425        478,732             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      39,435      50,058      28,655         38,993             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --          --          --               1             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         960         --          805          1,257             279                473
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          83         --        1,648            281             125                156
                          ----------   ---------  ----------     ----------          ------             ------
Net investment income
 (expense)..............    (190,364)  2,656,176    (337,308)      (716,083)            382                211
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,651,495    (294,093)    108,193        371,048          (1,303)               661
 Unrealized appreciation
  (depreciation) on
  investments...........   2,214,711   2,124,354  (4,004,706)    (7,604,056)          2,845             20,760
 Capital gain
  distributions.........   3,455,693         --    3,130,459      3,960,555             --                 --
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........   7,321,899   1,830,261    (766,054)    (3,272,453)          1,542             21,421
                          ----------   ---------  ----------     ----------          ------             ------
Increase (decrease) in
 net assets from
 operations.............  $7,131,535   4,486,437  (1,103,362)    (3,988,536)          1,924             21,632
                          ==========   =========  ==========     ==========          ======             ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                                         Capital      Aggressive                 Multiple
                                       Appreciation     Growth     High Income  Strategies
                         Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA     Fund/VA
                         ------------  ------------  ------------  -----------  ----------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 6,081,883       376,811            --    15,635,851   3,699,313
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     162,510       694,241      1,591,294      369,444     325,510
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     741,431     3,190,896      3,583,026    1,404,655     652,461
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     160,626       638,974        800,894      188,245      97,392
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,079        65,902         70,684       12,829       5,958
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --            --             --           --          --
                         -----------   -----------   ------------  -----------  ----------
Net investment income
 (expense)..............   5,002,237    (4,213,202)    (6,045,898)  13,660,678   2,617,992
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,426,644)   19,535,882     55,535,692   (5,751,459)  1,642,307
 Unrealized appreciation
  (depreciation) on
  investments...........     116,272   (46,098,627)  (134,489,391) (15,280,576) (5,637,908)
 Capital gain
  distributions.........         --     20,108,476     15,829,517          --    5,372,892
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,310,372)   (6,454,269)   (63,124,182) (21,032,035)  1,377,291
                         -----------   -----------   ------------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 3,691,865   (10,667,471)   (69,170,080)  (7,371,357)  3,995,283
                         ===========   ===========   ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds --
                                      Class 2 Shares                              Variable Insurance Products Fund
                          --------------------------------------------       ------------------------------------------
                          Global Securities        Main Street Growth        Equity-Income                   Overseas
                               Fund/VA              & Income Fund/VA           Portfolio   Growth Portfolio  Portfolio
                          ------------------       -------------------       ------------- ---------------- -----------
                             Period from               Period from
                           July 14, 2000 to         July 14, 2000 to
                          December 31, 2000         December 31, 2000               Year ended December 31, 2000
                          ------------------       -------------------       ------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..............      $              --                       --      11,330,359         748,608     1,808,871
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............                     --                       --       1,803,562       2,490,104       720,931
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............                     --                       --       5,959,579       5,122,547       646,784
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............                     --                       --         682,574       1,972,605       154,293
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............                     --                       --          60,178         139,383        45,457
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............                     --                       --             --              --              3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............                   1,201                    2,221            --              --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............                   1,178                    1,716            --              --            --
                               ------------------       ------------------    -----------    ------------   -----------
Net investment income
 (expense)...............                  (2,379)                  (3,937)     2,824,466      (8,976,031)      241,403
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................                  (5,305)                 (23,388)    13,511,052      43,916,327    (2,901,355)
 Unrealized appreciation
  (depreciation) on
  investments............                   1,512                  (57,461)   (18,523,201)   (203,701,580)  (31,389,426)
 Capital gain
  distributions..........                     --                       --      42,686,468      74,486,477    11,390,996
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........                  (3,793)                 (80,849)    37,674,319     (85,298,776)  (22,899,785)
                               ------------------       ------------------    -----------    ------------   -----------
Increase (decrease) in
 net assets from
 operations..............      $           (6,172)                 (84,786)    40,498,785     (94,274,807)  (22,658,382)
                               ==================       ==================    ===========    ============   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Variable Insurance Products Fund
                                         II                         Variable Insurance Products Fund III
                         ----------------------------------- ---------------------------------------------------
                                                                                Growth
                         Asset Manager                       Growth & Income Opportunities
                           Portfolio    Contrafund Portfolio    Portfolio      Portfolio     Mid Cap Portfolio
                         -------------  -------------------- --------------- ------------- ---------------------
                                                                                                Period from
                                                                                           September 21, 2000 to
                            Year ended December 31, 2000     Year ended December 31, 2000    December 31, 2000
                         ----------------------------------- ----------------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 14,824,317          1,822,052         1,350,001      1,218,779             9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    3,561,734            833,001            92,387         68,764           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    1,329,782          5,173,228         1,215,962        927,296           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      197,613          1,390,236           491,821        319,596           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       19,910            136,824            48,915         26,749           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --                 --                 35             36             5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          --                 --                --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          --                 --                --             --            --
                         ------------       ------------       -----------    -----------          ----
Net investment income
 (expense)..............    9,715,278         (5,711,237)         (499,119)      (123,662)            4
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    9,628,050         18,832,496           (45,404)    (1,855,073)          --
 Unrealized appreciation
  (depreciation) on
  investments...........  (75,223,151)      (124,566,797)      (14,786,076)   (22,990,080)           83
 Capital gain
  distributions.........   34,925,087         66,140,474         8,810,533      6,180,953           --
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments.........  (30,670,014)       (39,593,827)       (6,020,947)   (18,664,200)           83
                         ------------       ------------       -----------    -----------          ----
Increase (decrease) in
 net assets from
 operations............. $(20,954,736)       (45,305,064)       (6,520,066)   (18,787,862)           87
                         ============       ============       ===========    ===========          ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                    Variable Insurance
                                Variable Insurance Products        Products Fund II --      Variables Insurance Product
                                  Fund -- Service Class 2            Service Class 2         Fund III -- Service Class 2
                         ----------------------------------------- -------------------- ------------------------------------
                                                                                         Growth & Income
                         Equity-Income Portfolio Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                         ----------------------- ----------------- -------------------- ----------------- ------------------
                               Period from          Period from        Period from         Period from       Period from
                            August 1, 2000 to    July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                            December 31, 2000    December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                         ----------------------- ----------------- -------------------- ----------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............         $   --                   --                 --                  --              9,164
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           2,306                6,624              4,756               1,842             5,609
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           1,450                2,055              2,754               1,788             1,619
                                 -------             --------            -------             -------           -------
Net investment income
 (expense)..............          (3,756)              (8,679)            (7,510)             (3,630)            1,936
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5,134              (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........          62,429             (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........             --                   --                 --                  --                --
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........          67,563             (278,367)           (48,322)            (32,361)          107,846
                                 -------             --------            -------             -------           -------
Increase (decrease) in
 net assets from
 operations.............         $63,807             (287,046)           (55,832)            (35,991)          109,782
                                 =======             ========            =======             =======           =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                               Federated Insurance
                                                                                                   Series  --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                           Period from August      Period from
                                                                               15, 2000 to      August 8, 2000 to
                                   Year ended December 31, 2000             December 31, 2000   December 31, 2000
                         ------------------------------------------------- ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............    $  913,438        5,621,471       1,775,511             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        74,185           57,775          67,850             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     1,053,592          645,795         636,467             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............       236,435          157,055         111,580             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        25,314           14,966          10,545             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --              --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --              --              206                  589
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --              --               89                  406
                            ----------      -----------      ----------          ------              -------
Net investment income
 (expense)..............      (476,088)       4,745,880         949,069            (295)                (995)
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (489,663)      (3,675,304)        165,708          (5,800)              (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........      (715,898)      (7,353,864)     (8,635,890)         (1,730)              (3,199)
 Capital gain
  distributions.........     2,763,969              --        1,180,071             --                   --
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments.........     1,558,408      (11,029,168)     (7,290,111)         (7,530)             (12,884)
                            ----------      -----------      ----------          ------              -------
Increase (decrease) in
 net assets from
 operations.............    $1,082,320       (6,283,288)     (6,341,042)         (7,825)             (13,879)
                            ==========      ===========      ==========          ======              =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                             Year ended December 31, 2000        Year ended December 31, 2000
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $         --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          208,517           326,144         69,234           105,199
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        1,564,476         3,430,287        578,662           723,258
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          526,062         1,528,961            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           66,824           119,242            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                            -------------      ------------    -----------       -----------
Net investment income
 (expense)..............       (2,365,879)       (5,404,634)      (647,896)         (828,457)
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (13,564,336)       12,399,667      4,923,187         7,169,087
 Unrealized appreciation
  (depreciation) on
  investments...........     (104,785,153)     (126,629,614)   (14,212,318)      (28,965,467)
 Capital gain
  distributions.........       63,049,078        49,596,493      1,489,256         1,332,107
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (55,300,411)      (64,633,454)    (7,799,875)      (20,464,273)
                            -------------      ------------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............    $ (57,666,290)      (70,038,088)    (8,447,771)      (21,292,730)
                            =============      ============    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $          --       581,303     1,537,666    5,282,352  1,200,964
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     1,159,632     1,579,156     2,172,923      710,064     71,478
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     5,142,038     6,726,310    10,151,150    5,004,032    620,915
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,696,495     2,946,365     2,378,311    2,004,749    158,702
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       290,129       275,188       266,389      155,591     22,093
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (9,288,294)  (10,945,716)  (13,431,107)  (2,592,084)   327,776
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    71,239,829    54,561,971   102,321,143   14,349,077   (665,109)
 Unrealized appreciation
  (depreciation) on
  investments...........  (400,491,830) (259,004,529) (376,506,650) (94,048,596)   961,252
 Capital gain
  distributions.........    78,125,643    67,928,705    89,963,724   59,830,783  2,466,992
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (251,126,358) (136,513,853) (184,221,783) (19,868,736) 2,763,135
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(260,414,652) (147,459,569) (197,652,890) (22,460,820) 3,090,911
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                         ------------------------------------------------------------------------------
                          International   Capital Appreciation    Equity Income         High Yield
                         Growth Portfolio      Portfolio            Portfolio            Portfolio
                         ---------------- -------------------- -------------------- -------------------
                                                                   Period from          Period from
                                                               September 8, 2000 to October 10, 2000 to
                             Year ended December 31, 2000       December 31, 2000    December 31, 2000
                         ------------------------------------- -------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     870,111          2,300,372                2                  47
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        337,134            359,338              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      2,319,906          3,440,573              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        856,920          2,725,241              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        157,157            223,907              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          1,694                 36                5                   3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --               --                  --
                          -------------       ------------             ----                 ---
Net investment income
 (expense)..............     (2,802,700)        (4,448,723)              (3)                 44
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     40,926,185         27,742,167               (7)                 (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,099,330)      (132,556,476)             (91)                (56)
 Capital gain
  distributions.........     12,849,769          3,745,856              --                  --
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments.........    (53,323,376)      (101,068,453)             (98)                (57)
                          -------------       ------------             ----                 ---
Increase (decrease) in
 net assets from
 operations.............  $ (56,126,076)      (105,517,176)            (101)                (13)
                          =============       ============             ====                 ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Janus Aspen Series -- Service Shares
                         -----------------------------------------------------------------------------
                         Global Life    Global                                            Capital
                          Sciences    Technology      Aggressive                       Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio     Portfolio
                         -----------  -----------  ---------------- ---------------- -----------------
                               Period from                    Period from               Period from
                             May 2, 2000 to                July 24, 2000 to          July 26, 2000 to
                            December 31, 2000              December 31, 2000         December 31, 2000
                         ------------------------  --------------------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends............. $      --        143,868           --               --            19,496
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     15,244        10,197           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     65,091        58,820           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     97,451        82,772           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      3,734         7,446           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      3,005         5,963        10,655           12,561            9,950
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        980         1,335         2,051            2,976            3,436
                         ----------   -----------      --------         --------         --------
Net investment income
 (expense)..............   (185,505)      (22,665)      (12,706)         (15,537)           6,110
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    471,691    (1,660,779)     (125,677)         (88,725)         (77,233)
 Unrealized appreciation
  (depreciation) on
  investments...........  1,191,779    (8,668,137)     (845,885)        (596,533)        (433,290)
 Capital gain
  distributions.........        --            --          2,170            3,362               61
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments.........  1,663,470   (10,328,916)     (969,392)        (681,896)        (510,462)
                         ----------   -----------      --------         --------         --------
Increase (decrease) in
 net assets from
 operations............. $1,477,965   (10,351,581)     (982,098)        (697,433)        (504,352)
                         ==========   ===========      ========         ========         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                      Goldman Sachs
                           Janus Aspen Series -- Service Shares (continued)     Variable Insurance Trust
                         ---------------------------------------------------- --------------------------------
                            Worldwide      International                       Growth and       Mid Cap Value
                         Growth Portfolio Growth Portfolio Balanced Portfolio  Income Fund          Fund
                         ---------------- ---------------- ------------------ -------------    ---------------
                                    Period from               Period from
                                 July 25, 2000 to           July 24, 2000 to
                                 December 31, 2000         December 31, 2000  Year ended December 31, 2000
                         --------------------------------- ------------------ --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $   1,478            4,035            23,867              58,566            492,698
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                --                7,844             18,408
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                --              110,860            192,856
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                --               70,525            201,833
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                --                8,517             16,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                --                  --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       13,680            3,883             7,796                 --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        2,669            1,345             6,322                 --                 --
                            ---------         --------          --------       -------------    ---------------
Net investment income
 (expense)..............      (14,871)          (1,193)            9,749            (139,180)            63,310
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (81,037)         (32,754)          (17,256)             46,957            449,393
 Unrealized appreciation
  (depreciation) on
  investments...........     (521,637)        (156,043)          (86,958)           (787,438)         8,304,706
 Capital gain
  distributions.........        2,787              395             1,488                 --           1,591,378
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments.........     (599,887)        (188,402)         (102,726)           (740,481)        10,345,477
                            ---------         --------          --------       -------------    ---------------
Increase (decrease) in
 net assets from
 operations.............    $(614,758)        (189,595)          (92,977)           (879,661)        10,408,787
                            =========         ========          ========       =============    ===============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Salomon Brothers Variable Series Fund Inc.        AIM Variable Insurance Funds
                         ----------------------------------------------- -------------------------------------
                                                            Total Return AIM V.I. Capital  AIM V.I. Aggressive
                         Strategic Bond Fund Investors Fund     Fund     Appreciation Fund     Growth Fund
                         ------------------- -------------- ------------ ----------------- -------------------
                                                                            Period from        Period from
                                                                         July 14, 2000 to  October 16, 2000 to
                                  Year ended December 31, 2000           December 31, 2000  December 31, 2000
                         ----------------------------------------------- ----------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 777,130          258,985      227,202             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          4,764            6,726        2,067             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         51,208           53,821       33,976             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         57,856          123,480       34,340             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          8,283            6,110        3,172             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --               --           --               34                4
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --               --           --            3,924              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --               --           --            2,767              --
                              ---------        ---------      -------        --------             ----
Net investment income
 (expense)..............        655,019           68,848      153,647          (6,725)              (4)
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (26,890)         295,242       12,080         (39,485)              54
 Unrealized appreciation
  (depreciation) on
  investments...........        (95,423)          65,351      195,015        (362,655)            (160)
 Capital gain
  distributions.........            --         1,091,072          --           53,685              --
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments.........       (122,313)       1,451,665      207,095        (348,455)            (106)
                              ---------        ---------      -------        --------             ----
Increase (decrease) in
 net assets from
 operations.............      $ 532,706        1,520,513      360,742        (355,180)            (110)
                              =========        =========      =======        ========             ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AIM Variable Insurance Funds (continued)
                         -----------------------------------------------------------------------------------------
                               AIM V.I.                                           AIM V.I. Capital
                          Telecommunications      AIM V.I.          AIM V.I.        Development    AIM V.I. Growth
                                 Fund            Growth Fund       Value Fund           Fund       and Income Fund
                         -------------------- ----------------- ----------------- ---------------- ---------------
                             Period from         Period from       Period from              Period from
                         September 8, 2000 to July 20, 2000 to  July 14, 2000 to        October 24, 2000 to
                          December 31, 2000   December 31, 2000 December 31, 2000        December 31, 2000
                         -------------------- ----------------- ----------------- --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............       $   --                  178             3,599            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses-- Type IV
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             6                 --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --                2,551             5,813            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --                2,769             3,615            --               --
                               -------            --------          --------            ---              ---
Net investment income
 (expense)..............            (6)             (5,142)           (5,829)           --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (186)            (46,880)          (90,467)            (3)             (21)
 Unrealized appreciation
  (depreciation) on
  investments...........        (1,213)           (279,588)         (196,393)           --               --
 Capital gain
  distributions.........           305              61,649           125,375            --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........        (1,094)           (264,819)         (161,485)            (3)             (21)
                               -------            --------          --------            ---              ---
Increase (decrease) in
 net assets from
 operations.............       $(1,100)           (269,961)         (167,314)            (3)             (21)
                               =======            ========          ========            ===              ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               MFS Variable Insurance Trust
                         -------------------------------------------------------------------------
                                            MFS Growth With   MFS New Discovery     MFS Utility
                         MFS Growth Series   Income Series          Series            Series
                         ----------------- ------------------ ------------------ -----------------
                            Period from       Period from        Period from        Period from
                         July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                         ----------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Ordinary
  dividends.............     $     --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,371            1,003              1,542             1,311
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         1,398              189                423               613
                             ---------          -------            -------            ------
Net investment income
 (expense)..............        (7,769)          (1,192)            (1,965)           (1,924)
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (40,271)          (4,767)           (15,215)           (4,009)
 Unrealized appreciation
  (depreciation) on
  investments...........      (186,904)          (4,793)             6,958            17,979
 Capital gain
  distributions.........           --               --                 --                --
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments.........      (227,175)          (9,560)            (8,257)           13,970
                             ---------          -------            -------            ------
Increase (decrease) in
 net assets from
 operations.............     $(234,944)         (10,752)           (10,222)           12,046
                             =========          =======            =======            ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Dreyfus                     PIMCO Variable Insurance Trust
                         ---------------------------------------- -------------------------------------
                         Dreyfus Investment      The Dreyfus                           Long-Term U.S.
                         Portfolios-Emerging Socially Responsible    Foreign Bond      Government Bond
                          Markets Portfolio   Growth Fund, Inc.        Portfolio          Portfolio
                         ------------------- -------------------- ------------------- -----------------
                                                                                         Period from
                             Period from         Period from          Period from      August 24, 2000
                         August 17, 2000 to   August 2, 2000 to   October 20, 2000 to        to
                          December 31, 2000   December 31, 2000    December 31, 2000  December 31, 2000
                         ------------------- -------------------- ------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............      $    564               3,573                187               4,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           302                 504                  6                 921
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            74                 415                 55                 242
                              --------             -------                ---              ------
Net investment income
 (expense)..............           188               2,654                126               3,128
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (211)             (4,600)               --               17,990
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,189)            (32,434)               (57)              4,992
 Capital gain
  distributions.........           --                  --                 311                 --
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,400)            (37,034)               254              22,982
                              --------             -------                ---              ------
Increase (decrease) in
 net assets from
 operations.............      $(14,212)            (34,380)               380              26,110
                              ========             =======                ===              ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           PIMCO Variable Insurance Trust
                                     (continued)             Rydex Variable Trust
                         ----------------------------------- --------------------
                          High Yield Bond  Total Return Bond
                             Portfolio         Portfolio           OTC Fund
                         ----------------- ----------------- --------------------
                            Period from       Period from        Period from
                         August 7, 2000 to July 25, 2000 to    July 14, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000
                         ----------------- ----------------- --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 4,015           14,404                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          154            1,277                4,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          602            2,098                1,571
                              -------           ------             --------
Net investment income
 (expense)..............        3,259           11,029               (5,772)
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (2,571)          13,606              (39,423)
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,065)           4,957             (545,912)
 Capital gain
  distributions.........          --               --                19,314
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments.........       (4,636)          18,563             (566,021)
                              -------           ------             --------
Increase (decrease) in
 net assets from
 operations.............      $(1,377)          29,592             (571,793)
                              =======           ======             ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Alliance Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          Growth and Income  Premier Growth
                              Portfolio         Portfolio     Quasar Portfolio
                          ----------------- ----------------- -----------------
                                                                 Period from
                             Period from       Period from     August 11, 2000
                          July 25, 2000 to  July 14, 2000 to         to
                          December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
  dividends..............      $   --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............        2,506             7,738               666
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............        1,100             5,112               521
                               -------          --------           -------
Net investment income
 (expense)...............       (3,606)          (12,850)           (1,187)
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................       (3,951)          (79,574)          (10,030)
 Unrealized appreciation
  (depreciation) on
  investments............       51,645          (397,329)          (17,204)
 Capital gain
  distributions..........          --                --                --
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments..........       47,694          (476,903)          (27,234)
                               -------          --------           -------
Increase (decrease) in
 net assets from
 operations..............      $44,088          (489,753)          (28,421)
                               =======          ========           =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                             S&P 500 Index Fund           Money Market Fund          Total Return Fund
                          --------------------------  --------------------------  ------------------------
                           Year ended December 31,     Year ended December 31,    Year ended December 31,
                          --------------------------  --------------------------  ------------------------
                              2000          1999          2000          1999         2000         1999
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,727,490)  (1,684,431)   19,722,676    10,913,399    1,681,290      958,254
 Net realized gain
  (loss)................     19,970,209   30,003,910           --            (10)   1,764,433    1,021,209
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,689,426)  47,259,421           --             10   (4,412,545)   5,281,350
 Capital gain
  distributions.........     13,424,428    6,090,099           --            --     4,900,944    2,426,755
                          -------------  -----------  ------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (78,022,279)  81,668,999    19,722,676    10,913,399    3,934,122    9,687,568
                          -------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    127,498,768  150,605,950   516,269,471   455,850,801   16,786,233   20,100,592
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (4,472,501)  (1,914,921)   (4,485,872)   (6,110,039)  (1,261,400)    (782,405)
  Surrenders............    (43,051,516) (23,948,873) (119,630,886) (119,079,947)  (8,222,688)  (5,649,875)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (541,072)    (346,732)     (329,548)     (308,122)    (106,096)     (83,454)
  Transfer gain (loss)
   and transfer fees....     (1,375,102)     957,648    (6,376,318)    5,822,636     (147,987)      67,204
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --            --            --           --           --
 Transfers (to) from the
  Guarantee Account.....     77,494,301   89,343,041    32,507,913    19,221,784    9,007,289   13,514,725
 Interfund transfers....    (10,791,405)  18,779,770  (411,698,590) (140,405,301)     529,778       76,047
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    144,761,473  233,475,883     6,256,170   214,991,812   16,585,129   27,242,834
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     66,739,194  315,144,882    25,978,846   225,905,211   20,519,251   36,930,402
Net assets at beginning
 of year................    623,972,282  308,827,400   444,442,152   218,536,941  103,038,746   66,108,344
                          -------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
 period.................  $ 690,711,476  623,972,282   470,420,998   444,442,152  123,557,997  103,038,746
                          =============  ===========  ============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          International Equity Fund   Real Estate Securities Fund      Global Income Fund
                          --------------------------- ----------------------------  -------------------------
                           Year ended December 31,      Year ended December 31,     Year ended December 31,
                          --------------------------- ----------------------------  -------------------------
                              2000          1999          2000           1999          2000          1999
                          -------------  ------------ -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (65,843)    (141,743)     2,793,738      1,007,263       47,423         4,058
 Net realized gain
  (loss)................      1,378,982    2,767,291         62,643     (2,823,490)       2,808      (134,013)
 Unrealized appreciation
  (depreciation) on
  investments...........    (13,842,761)   4,958,674     10,710,276      1,207,080       11,564      (715,675)
 Capital gain
  distributions.........      7,179,272    1,106,722        297,755         72,712        5,993         4,146
                          -------------  -----------  -------------  -------------  -----------  ------------
  Increase (decrease) in
   net assets from
   operations...........     (5,350,350)   8,690,944     13,864,412       (536,435)      67,788      (841,484)
                          -------------  -----------  -------------  -------------  -----------  ------------
From capital
 transactions:
 Net premiums...........      5,764,524    2,858,308      3,297,363      2,212,512      126,539       298,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (102,828)     (66,512)      (129,669)      (124,447)         --            --
  Surrenders............     (1,473,052)    (545,373)    (2,468,128)    (2,167,345)    (462,743)     (230,326)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (17,303)     (12,619)       (24,954)       (24,242)      (2,736)       (2,504)
  Transfer gain (loss)
   and transfer fees....       (128,946)     108,529          1,836       (129,406)    (194,245)       41,185
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......        (17,803)    (198,516)    (1,916,444)           --           --            --
 Transfers (to) from the
  Guarantee Account.....      1,626,671    1,447,720      1,559,033      2,498,480      403,611     1,130,309
 Interfund transfers....        637,892      361,833     14,572,417     (7,573,589)    (262,258)   (1,065,929)
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........      6,289,155    3,953,370     14,891,454     (5,308,037)    (391,832)      170,868
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets.............        938,805   12,644,314     28,755,866     (5,844,472)    (324,044)     (670,616)
Net assets at beginning
 of year................     39,464,065   26,819,751     40,701,073     46,545,545    9,000,108     9,670,724
                          -------------  -----------  -------------  -------------  -----------  ------------
Net assets at end of
 period.................  $  40,402,870   39,464,065     69,456,939     40,701,073    8,676,064     9,000,108
                          =============  ===========  =============  =============  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund         Income Fund            U.S. Equity Fund
                          --------------------------- ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------- ------------------------  ------------------------
                              2000          1999         2000         1999         2000         1999
                          -------------  ------------ -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (190,364)    (185,617)   2,656,176    1,829,233     (337,308)      (8,570)
 Net realized gain
  (loss)................      1,651,495    1,440,840     (294,093)    (265,204)     108,193      288,484
 Unrealized appreciation
  (depreciation) on
  investments...........      2,214,711    5,153,071    2,124,354   (2,672,230)  (4,004,706)     816,588
 Capital gain
  distributions.........      3,455,693          --           --        72,466    3,130,459    1,800,801
                          -------------  -----------  -----------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........      7,131,535    6,408,294    4,486,437   (1,035,735)  (1,103,362)   2,897,303
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     15,459,789   21,173,356    6,124,136    6,923,805   19,718,034   22,445,779
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (395,169)    (219,644)    (372,883)    (489,017)    (801,770)     (45,279)
  Surrenders............     (6,032,126)  (3,878,411)  (5,195,117)  (2,870,344)  (2,230,307)    (528,852)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (57,184)     (39,635)     (47,847)     (44,669)     (35,435)      (5,653)
  Transfer gain (loss)
   and transfer fees....        (51,581)     (24,010)     (65,188)      62,981     (102,008)     129,249
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --           --           --           --           --
 Transfers (to) from the
  Guarantee Account.....      8,049,992    9,162,615    3,780,622    8,054,862    8,019,690    6,635,234
 Interfund transfers....      2,965,830    2,580,708    3,049,984      (75,826)   5,570,334    5,339,842
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     19,939,551   28,754,979    7,273,707   11,561,792   30,138,538   33,970,320
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............     27,071,086   35,163,273   11,760,144   10,526,057   29,035,176   36,867,623
Net assets at beginning
 of year................     74,304,412   39,141,139   44,850,034   34,323,977   39,068,603    2,200,980
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $ 101,375,498   74,304,412   56,610,178   44,850,034   68,103,779   39,068,603
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------
                               Premier Growth                              Small-Cap Value
                                Equity Fund           Value Equity Fund      Equity Fund
                          -------------------------  -------------------- -----------------
                          Year ended December 31,        Period from         Period from
                          -------------------------  September 7, 2000 to July 25, 2000 to
                              2000         1999       December 31, 2000   December 31, 2000
                          ------------  -----------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (716,083)     (51,863)           382                 211
 Net realized gain
  (loss)................       371,048      559,025         (1,303)                661
 Unrealized appreciation
  (depreciation) on
  investments...........    (7,604,056)   2,049,497          2,845              20,760
 Capital gain
  distributions.........     3,960,555      770,369            --                  --
                          ------------  -----------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (3,988,536)   3,327,028          1,924              21,632
                          ------------  -----------        -------             -------
From capital
 transactions:
 Net premiums...........    28,726,468   14,174,762        180,257             208,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (584,762)      (3,881)           --                  --
  Surrenders............    (2,359,784)    (153,976)          (156)             (2,062)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (23,454)      (1,218)           --                  --
  Transfer gain (loss)
   and transfer fees....      (210,527)     205,591           (310)                (95)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......           --           --             --                  --
 Transfers (to) from the
  Guarantee Account.....     8,688,279    1,787,824         19,556              11,167
 Interfund transfers....     9,710,050    7,975,066            --                  --
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........    43,946,270   23,984,168        199,347             217,451
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets.............    39,957,734   27,311,196        201,271             239,083
Net assets at beginning
 of year................    27,311,196          --             --                  --
                          ------------  -----------        -------             -------
Net assets at end of
 period.................  $ 67,268,930   27,311,196        201,271             239,083
                          ============  ===========        =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------
                                                      Capital Appreciation        Aggressive Growth
                                Bond Fund/VA                 Fund/VA                   Fund/VA
                          -------------------------  ------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,002,237    2,159,731   (4,213,202)  (2,220,179)   (6,045,898)  (3,119,024)
 Net realized gain
  (loss)................    (1,426,644)    (367,634)  19,535,882    8,028,813    55,535,692   43,460,518
 Unrealized appreciation
  (depreciation) on
  investments...........       116,272   (4,062,392) (46,098,627)  64,932,288  (134,489,391) 120,804,294
 Capital gain
  distributions.........           --       306,119   20,108,476    7,443,892    15,829,517          --
                          ------------  -----------  -----------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........     3,691,865   (1,964,176) (10,667,471)  78,184,814   (69,170,080) 161,145,788
                          ------------  -----------  -----------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     9,691,839   12,174,256   59,748,019   23,530,758    69,621,179   13,548,977
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (864,694)    (689,793)  (2,553,573)  (1,199,344)   (1,741,348)  (1,088,159)
  Surrenders............    (9,068,522)  (5,269,460) (29,810,167) (14,095,955)  (54,966,024) (20,015,823)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (70,666)     (69,547)    (281,927)    (221,476)     (462,687)    (320,865)
  Transfer gain (loss)
   and transfer fees....       (79,986)    (235,556)    (879,392)      87,768    (1,826,710)     978,941
 Transfers (to) from the
  Guarantee Account.....     7,069,979   13,999,173   20,075,192   14,646,072    13,411,217    5,300,960
 Interfund transfers....    (2,002,496)  (4,224,435)  37,734,556   (8,629,648)   52,786,754  (19,243,413)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     4,675,454   15,684,638   84,032,708   14,118,175    76,822,381  (20,839,382)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     8,367,319   13,720,462   73,365,237   92,302,989     7,652,301  140,306,406
Net assets at beginning
 of year................    76,466,522   62,746,060  281,669,683  189,366,694   358,333,113  218,026,707
                          ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 84,833,841   76,466,522  355,034,920  281,669,683   365,985,414  358,333,113
                          ============  ===========  ===========  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                    Oppenheimer Variable Account Funds --
                           Oppenheimer Variable Account Funds (continued)                       Class 2 Shares
                          ----------------------------------------------------  ----------------------------------------------
                                                             Multiple                                     Main Street Growth &
                            High Income Fund/VA         Strategies Fund/VA      Global Securities Fund/VA    Income Fund/VA
                          -------------------------  -------------------------  ------------------------- --------------------
                          Year ended December 31,    Year ended December 31,           Period from            Period from
                          -------------------------  -------------------------      July 14, 2000 to        July 14, 2000 to
                              2000         1999          2000         1999          December 31, 2000      December 31, 2000
                          ------------  -----------  ------------  -----------  ------------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 13,660,678    9,391,426     2,617,992    1,728,011            (2,379)                 (3,937)
 Net realized gain
  (loss)................    (5,751,459)  (2,467,228)    1,642,307    1,998,615            (5,305)                (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,280,576)  (1,860,876)   (5,637,908)     249,173             1,512                 (57,461)
 Capital gain
  distributions.........           --           --      5,372,892    3,958,345               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
  Increase (decrease) in
   net assets from
   operations...........    (7,371,357)   5,063,322     3,995,283    7,934,144            (6,172)                (84,786)
                          ------------  -----------  ------------  -----------           -------               ---------
From capital
 transactions:
 Net premiums...........     9,101,537   14,520,822     8,798,942    5,277,206           900,489               1,367,356
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,007,129)  (1,064,649)     (704,181)    (560,764)              --                      --
  Surrenders............   (25,029,783) (13,777,348)  (10,038,159)  (7,655,266)           (5,167)                 (6,856)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (146,355)    (181,388)      (99,381)    (112,560)              --                      --
  Transfer gain (loss)
   and transfer fees....        45,502     (340,605)        2,261     (334,258)               90                 177,875
 Transfers (to) from the
  Guarantee Account.....     6,762,395   13,711,757     3,123,650    4,683,850            58,479                 319,676
 Interfund transfers....   (15,160,553) (14,458,320)   (1,616,513)  (8,149,619)           33,498                 (76,789)
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (25,434,386)  (1,589,731)     (533,381)  (6,851,411)          987,389               1,781,262
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets.............   (32,805,743)   3,473,591     3,461,902    1,082,733           981,217               1,696,476
Net assets at beginning
 of year................   167,478,173  164,004,582    80,837,294   79,754,561               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
Net assets at end of
 period.................  $134,672,430  167,478,173    84,299,196   80,837,294           981,217               1,696,476
                          ============  ===========  ============  ===========           =======               =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          ------------------------------------------------------------------------------
                          Equity-Income Portfolio        Growth Portfolio         Overseas Portfolio
                          -------------------------  -------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  ------------------------
                              2000         1999          2000         1999         2000         1999
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,824,466      944,026    (8,976,031)  (5,548,208)     241,403      211,935
 Net realized gain
  (loss)................    13,511,052   32,608,373    43,916,327   40,501,315   (2,901,355)  22,135,968
 Unrealized appreciation
  (depreciation) on
  investments...........   (18,523,201) (23,171,445) (203,701,580)  83,757,029  (31,389,426)  16,842,471
 Capital gain
  distributions.........    42,686,468   22,604,590    74,486,477   46,850,486   11,390,996    2,564,494
                          ------------  -----------  ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    40,498,785   32,985,544   (94,274,807) 165,560,622  (22,658,382)  41,754,868
                          ------------  -----------  ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    29,044,681   55,451,274   116,182,870  102,689,652   11,672,112    5,626,757
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (4,817,747)  (3,558,664)   (4,586,633)  (2,182,323)    (688,405)    (566,490)
  Surrenders............   (77,427,473) (58,264,096)  (89,018,584) (50,608,296) (19,877,774) (11,598,256)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (660,416)    (810,775)     (775,185)    (662,552)    (171,370)    (182,204)
  Transfer gain (loss)
   and transfer fees....      (115,750)    (463,678)   (1,080,619)    (193,058)  (1,382,526)     691,511
 Transfers (to) from the
  Guarantee Account.....    19,866,829   32,482,731    36,567,616   27,141,802    3,280,561    1,257,466
 Interfund transfers....   (43,608,725) (59,307,860)   28,709,583   13,823,927   (1,908,338) (10,841,539)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (77,718,601) (34,471,068)   85,999,048   90,009,152   (9,075,740) (15,612,755)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (37,219,816)  (1,485,524)   (8,275,759) 255,569,774  (31,734,122)  26,142,113
Net assets at beginning
 of year................   690,746,803  692,232,327   673,136,506  417,566,732  129,605,388  103,463,275
                          ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of
 period.................  $653,526,987  690,746,803   664,860,747  673,136,506   97,871,266  129,605,388
                          ============  ===========  ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Variable Insurance Products Fund II
                          -----------------------------------------------------
                           Asset Manager Portfolio      Contrafund Portfolio
                          --------------------------  -------------------------
                           Year ended December 31,    Year ended December 31,
                          --------------------------  -------------------------
                              2000          1999          2000         1999
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   9,715,278   10,625,511    (5,711,237)  (3,779,196)
 Net realized gain
  (loss)................      9,628,050   16,067,053    18,832,496   24,922,273
 Unrealized appreciation
  (depreciation) on
  investments...........    (75,223,151)  (2,840,015) (124,566,797)  55,449,896
 Capital gain
  distributions.........     34,925,087   20,776,345    66,140,474   12,495,419
                          -------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (20,954,736)  44,628,894   (45,305,064)  89,088,392
                          -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     13,436,965   14,653,091    80,497,330   82,802,444
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (3,112,604)  (2,929,710)   (2,330,087)  (1,793,088)
  Surrenders............    (86,541,341) (65,155,121)  (47,628,051) (26,567,889)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (889,216)  (1,071,066)     (445,079)    (379,551)
  Transfer gain (loss)
   and transfer fees....        (27,248)  (2,618,892)   (8,762,534)  (2,525,155)
 Transfers (to) from the
  Guarantee Account.....      7,050,447    9,583,071    33,041,730   32,522,703
 Interfund transfers....    (20,530,181) (21,111,137)    5,787,334    4,661,245
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (90,613,178) (68,649,764)   60,160,643   88,720,709
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   (111,567,914) (24,020,870)   14,855,579  177,809,101
Net assets at beginning
 of year................    476,466,282  500,487,152   521,533,067  343,723,966
                          -------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 364,898,368  476,466,282   536,388,646  521,533,067
                          =============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                          Growth & Income Portfolio    Growth Opportunities Portfolio      Mid Cap Portfolio
                          ---------------------------  --------------------------------  ---------------------
                           Year ended December 31,         Year ended December 31,            Period from
                          ---------------------------  --------------------------------  September 21, 2000 to
                              2000           1999           2000             1999          December 31, 2000
                          -------------  ------------  ---------------  ---------------  ---------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (499,119)     (868,119)        (123,662)        (495,856)             4
 Net realized gain
  (loss)................        (45,404)    3,957,786       (1,855,073)       2,346,277            --
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,786,076)    2,814,926      (22,990,080)        (404,266)            83
 Capital gain
  distributions.........      8,810,533       785,993        6,180,953        1,053,105            --
                          -------------  ------------  ---------------  ---------------          -----
  Increase (decrease) in
   net assets from
   operations...........     (6,520,066)    6,690,586      (18,787,862)       2,499,260             87
                          -------------  ------------  ---------------  ---------------          -----
From capital
 transactions:
 Net premiums...........     27,032,315    37,343,267       14,411,382       31,843,565            945
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (785,394)     (452,650)        (559,722)        (291,426)           --
  Surrenders............     (7,938,284)   (4,513,761)      (6,473,880)      (4,617,789)           --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (104,471)      (71,973)         (75,950)         (57,526)           --
  Transfer gain (loss)
   and transfer fees....       (208,172)      351,485         (217,427)         253,392             (7)
 Transfers (to) from the
  Guarantee Account.....     17,374,450    24,539,942        8,008,572       15,970,057            --
 Interfund transfers....     (8,077,157)     (525,341)      (9,324,271)       1,492,494          1,253
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets from capital
 transactions...........     27,293,287    56,670,969        5,768,704       44,592,767          2,191
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets.............     20,773,221    63,361,555      (13,019,158)      47,092,027          2,278
Net assets at beginning
 of year................    120,209,138    56,847,583      100,728,085       53,636,058            --
                          -------------  ------------  ---------------  ---------------          -----
Net assets at end of
 period.................  $ 140,982,359   120,209,138       87,708,927      100,728,085          2,278
                          =============  ============  ===============  ===============          =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance
                                  Variable Insurance          Products Fund II --           Variable Insurance
                           Products Fund -- Service Class 2     Service Class 2    Products Fund III -- Service Class 2
                          ----------------------------------- -------------------- ------------------------------------
                            Equity-Income                                           Growth & Income
                              Portfolio     Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                          ----------------- ----------------- -------------------- ----------------- ------------------
                             Period from       Period from        Period from         Period from       Period from
                          August 1, 2000 to July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                          December 31, 2000 December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                          ----------------- ----------------- -------------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (3,756)           (8,679)            (7,510)             (3,630)            1,936
 Net realized gain
  (loss)................          5,134           (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........         62,429          (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........         63,807          (287,046)           (55,832)            (35,991)          109,782
                             ----------         ---------          ---------           ---------         ---------
From capital
 transactions:
 Net premiums...........      1,333,182         3,018,407          2,943,391           1,339,564         2,645,431
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --            (36,317)               --                  --                --
  Surrenders............         (6,346)           (8,925)           (22,491)             (3,145)          (15,144)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                 --                  --                --
  Transfer gain (loss)
   and transfer fees....         (2,869)           (4,900)            (3,844)             (1,546)           (7,924)
 Transfers (to) from the
  Guarantee Account.....        142,984           355,809            414,773              72,388           352,023
 Interfund transfers....        129,048            47,550             64,241              44,357            47,939
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      1,595,999         3,371,624          3,396,070           1,451,618         3,022,325
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets.............      1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
Net assets at beginning
 of year................            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
Net assets at end of
 period.................     $1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
                             ==========         =========          =========           =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Federated Insurance Series
                            ---------------------------------------------------
                                                          High Income Bond
                            American Leaders Fund II           Fund II
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                2000         1999         2000         1999
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (476,088)    (513,220)   4,745,880    3,467,372
 Net realized gain
  (loss)..................      (489,663)   1,360,681   (3,675,304)  (1,194,670)
 Unrealized appreciation
  (depreciation) on
  investments.............      (715,898)  (4,248,287)  (7,353,864)  (1,948,643)
 Capital gain
  distributions...........     2,763,969    7,121,918          --       372,335
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............     1,082,320    3,721,092   (6,283,288)     696,394
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    11,034,078   21,419,498    7,231,843   12,914,758
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      (953,128)    (221,728)    (833,035)    (245,085)
  Surrenders..............    (7,036,500)  (5,313,269)  (5,255,105)  (3,914,221)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............       (84,831)     (77,785)     (47,029)     (43,801)
  Transfer gain (loss) and
   transfer fees..........      (186,756)     (56,238)     (38,347)         989
 Transfers (to) from the
  Guarantee Account.......     6,923,285   15,009,686    5,130,885   11,169,833
 Interfund transfers......    (7,892,946)  (7,715,367)  (5,877,661)  (5,891,810)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     1,803,202   23,044,797      311,551   13,990,663
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................     2,885,522   26,765,889   (5,971,737)  14,687,057
Net assets at beginning of
 year.....................   100,981,114   74,215,225   67,153,686   52,466,629
                            ------------  -----------  -----------  -----------
Net assets at end of
 period...................  $103,866,636  100,981,114   61,181,949   67,153,686
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                             Federated
                                                                        Insurance Series --
                            Federated Insurance Series (continued)         Service Shares
                          --------------------------------------------- -------------------
                                                       International
                                                     Small Company Fund  High Income Bond
                              Utility Fund II                II               Fund II
                          -------------------------  ------------------ -------------------
                          Year ended December 31,       Period from         Period from
                          -------------------------  August 15, 2000 to  August 8, 2000 to
                              2000         1999      December 31, 2000   December 31, 2000
                          ------------  -----------  ------------------ -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    949,069      481,654          (295)               (995)
 Net realized gain
  (loss)................       165,708    1,236,132        (5,800)             (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........    (8,635,890)  (3,774,428)       (1,730)             (3,199)
 Capital gain
  distributions.........     1,180,071    2,310,160           --                  --
                          ------------  -----------       -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (6,341,042)     253,518        (7,825)            (13,879)
                          ------------  -----------       -------             -------
From capital
 transactions:
 Net premiums...........     6,981,629    9,759,421       126,697             390,819
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (425,673)    (562,420)          --                  --
  Surrenders............    (4,798,773)  (3,154,249)       (1,406)             (1,299)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (51,488)     (45,364)          --                  --
  Transfer gain (loss)
   and transfer fees....      (199,196)    (154,923)         (217)                703
 Transfers (to) from the
  Guarantee Account.....     5,148,543   10,141,825         2,509              50,025
 Interfund transfers....    (2,027,087)  (2,728,703)      (32,379)                --
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........     4,627,955   13,255,587        95,204             440,248
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets.............    (1,713,087)  13,509,105        87,379             426,369
Net assets at beginning
 of year................    59,320,950   45,811,845           --                  --
                          ------------  -----------       -------             -------
Net assets at end of
 period.................  $ 57,607,863   59,320,950        87,379             426,369
                          ============  ===========       =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Alger American Fund
                          -----------------------------------------------------------
                                                                LargeCap Growth
                          Small Capitalization Portfolio           Portfolio
                          --------------------------------- -------------------------
                              Year ended December 31,       Year ended December 31,
                          --------------------------------- -------------------------
                                2000             1999           2000         1999
                          ----------------  --------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (2,365,879)     (1,348,858)   (5,404,634)  (2,681,920)
 Net realized gain
  (loss)................       (13,564,336)      4,496,020    12,399,667   16,000,254
 Unrealized appreciation
  (depreciation) on
  investments...........      (104,785,153)     25,658,694  (126,629,614)  34,200,259
 Capital gain
  distributions.........        63,049,078      11,288,748    49,596,493   16,366,607
                          ----------------  --------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       (57,666,290)     40,094,604   (70,038,088)  63,885,200
                          ----------------  --------------  ------------  -----------
From capital
 transactions:
 Net premiums...........        43,273,829      18,801,609    94,876,142   92,259,433
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          (681,256)       (420,284)   (2,722,335)  (1,648,447)
  Surrenders............       (11,283,784)     (7,370,878)  (23,426,161) (13,584,719)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (117,397)        (95,877)     (265,904)    (148,219)
  Transfer gain (loss)
   and transfer fees....          (400,586)        339,009      (837,839)     622,265
 Transfers (to) from the
  Guarantee Account.....        12,959,642       7,500,439    33,282,694   26,764,387
 Interfund transfers....        15,469,460      (9,144,368)   16,715,718   22,462,752
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........        59,219,908       9,609,650   117,622,315  126,727,452
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets.............         1,553,618      49,704,254    47,584,227  190,612,652
Net assets at beginning
 of year................       144,058,513      94,354,259   322,613,923  132,001,271
                          ----------------  --------------  ------------  -----------
Net assets at end of
 period.................  $    145,612,131     144,058,513   370,198,150  322,613,923
                          ================  ==============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    PBHG Insurance Series Fund, Inc.
                             -------------------------------------------------
                                 PBHG Large Cap            PBHG Growth II
                                Growth Portfolio             Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 2000         1999        2000         1999
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $   (647,896)   (183,335)    (828,457)   (211,133)
 Net realized gain (loss)...    4,923,187   1,293,989    7,169,087   2,553,635
 Unrealized appreciation
  (depreciation) on
  investments...............  (14,212,318)  7,139,998  (28,965,467) 11,061,365
 Capital gain
  distributions.............    1,489,256         --     1,332,107         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   (8,447,771)  8,250,652  (21,292,730) 13,403,867
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   14,020,989   1,893,719   15,812,918   2,634,384
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     (169,019)   (120,414)    (312,980)    (31,216)
  Surrenders................   (3,050,788) (2,112,511)  (4,817,933) (1,282,939)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).................      (32,221)    (13,054)     (45,635)    (13,646)
  Transfer gain (loss) and
   transfer fees............      (56,520)      8,735     (191,764)     92,029
 Transfers (to) from the
  Guarantee Account.........   11,734,832   2,244,446   10,753,811   1,647,321
 Interfund transfers........   22,671,141   1,070,497   26,319,989   5,263,684
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   45,118,414   2,971,418   47,518,406   8,309,617
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................   36,670,643  11,222,070   26,225,676  21,713,484
Net assets at beginning of
 year.......................   23,203,656  11,981,586   32,648,251  10,934,767
                             ------------  ----------  -----------  ----------
Net assets at end of
 period..................... $ 59,874,299  23,203,656   58,873,927  32,648,251
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                          -------------------------------------------------------
                          Aggressive Growth Portfolio       Growth Portfolio
                          ----------------------------- -------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- -------------------------
                               2000           1999          2000         1999
                          --------------  ------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,288,294)     (174,869)  (10,945,716)  (4,896,666)
 Net realized gain
  (loss)................      71,239,829    62,362,096    54,561,971   35,813,367
 Unrealized appreciation
  (depreciation) on
  investments...........    (400,491,830)  163,992,838  (259,004,529) 142,877,179
 Capital gain
  distributions.........      78,125,643     4,906,978    67,928,705    2,247,871
                          --------------  ------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (260,414,652)  231,087,043  (147,459,569) 176,041,751
                          --------------  ------------  ------------  -----------
From capital
 transactions:
 Net premiums...........     197,345,805    82,694,488   193,495,217  129,921,095
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (3,509,063)     (693,006)   (4,926,021)  (2,337,901)
  Surrenders............     (59,139,579)  (14,862,560)  (70,508,863) (28,100,426)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (493,844)     (206,645)     (679,308)    (458,087)
  Transfer gain (loss)
   and transfer fees....       5,216,823    (5,761,812)   (1,231,926)     893,020
 Transfers (to) from the
  Guarantee Account.....      52,903,552    14,163,240    58,977,532   37,755,657
 Interfund transfers....      61,614,601    74,808,346    49,204,290   42,077,065
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     253,938,295   150,142,051   224,330,921  179,750,423
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets.............      (6,476,357)  381,229,094    76,871,352  355,792,174
Net assets at beginning
 of year................     515,508,589   134,279,495   690,176,996  334,384,822
                          --------------  ------------  ------------  -----------
Net assets at end of
 period.................  $  509,032,232   515,508,589   767,048,348  690,176,996
                          ==============  ============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Janus Aspen Series (continued)
                          ------------------------------------------------------
                          Worldwide Growth Portfolio      Balanced Portfolio
                          ----------------------------- ------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- ------------------------
                               2000           1999         2000         1999
                          --------------  ------------- -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (13,431,107)   (7,350,545)  (2,592,084)   3,945,453
 Net realized gain
  (loss)................     102,321,143    59,273,825   14,349,077   13,526,836
 Unrealized appreciation
  (depreciation) on
  investments...........    (376,506,650)  309,685,852  (94,048,596)  55,762,394
 Capital gain
  distributions.........      89,963,724           --    59,830,783          --
                          --------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (197,652,890)  361,609,132  (22,460,820)  73,234,683
                          --------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........     174,564,189   103,924,205  123,102,774  123,717,725
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (5,459,425)   (2,973,664)  (4,760,289)  (1,474,438)
  Surrenders............     (86,534,017)  (40,772,035) (42,189,339) (20,730,548)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (893,911)     (619,954)    (463,908)    (267,776)
  Transfer gain (loss)
   and transfer fees....      (9,879,153)      934,945     (593,547)     456,442
 Transfers (to) from the
  Guarantee Account.....      58,147,214    51,917,924   76,927,470   78,194,170
 Interfund transfers....      25,677,312     5,019,615   27,050,721   32,520,849
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     155,622,209   117,431,036  179,073,882  212,416,424
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     (42,030,681)  479,040,168  156,613,062  285,651,107
Net assets at beginning
 of year................     987,856,504   508,816,336  460,227,256  174,576,149
                          --------------  ------------  -----------  -----------
Net assets at end of
 period.................  $  945,825,823   987,856,504  616,840,318  460,227,256
                          ==============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Janus Aspen Series (continued)
                          ------------------------------------------------------------
                          Flexible Income Portfolio   International Growth Portfolio
                          --------------------------- --------------------------------
                           Year ended December 31,       Year ended December 31,
                          --------------------------- --------------------------------
                              2000          1999           2000             1999
                          -------------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     327,776    2,762,764       (2,802,700)     (1,103,843)
 Net realized gain
  (loss)................       (665,109)    (288,141)      40,926,185       6,798,898
 Unrealized appreciation
  (depreciation) on
  investments...........        961,252   (2,373,888)    (107,099,330)     68,867,033
 Capital gain
  distributions.........      2,466,992      146,515       12,849,769             --
                          -------------  -----------  ---------------  --------------
  Increase (decrease) in
   net assets from
   operations...........      3,090,911      247,250      (56,126,076)     74,562,088
                          -------------  -----------  ---------------  --------------
From capital
 transactions:
 Net premiums...........     37,151,608   12,258,667      106,191,793      19,686,581
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (842,682)    (202,784)      (1,881,554)       (397,836)
  Surrenders............    (15,618,541)  (2,936,151)     (20,130,584)     (5,164,544)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (154,048)     (34,631)        (269,986)        (84,094)
  Transfer gain (loss)
   and transfer fees....    (18,033,837)    (128,719)     (11,322,545)         96,657
 Transfers (to) from the
  Guarantee Account.....      7,986,169   13,890,840       24,152,127       8,757,358
 Interfund transfers....       (101,947)     312,624       25,567,012       9,262,544
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets from capital
 transactions...........     10,386,722   23,159,846      122,306,263      32,156,666
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets.............     13,477,633   23,407,096       66,180,187     106,718,754
Net assets at beginning
 of year................     56,452,441   33,045,345      184,199,927      77,481,173
                          -------------  -----------  ---------------  --------------
Net assets at end of
 period.................  $  69,930,074   56,452,441      250,380,114     184,199,927
                          =============  ===========  ===============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                          ------------------------------------------------------------------------------
                          Capital Appreciation Portfolio    Equity Income Portfolio High Yield Portfolio
                          --------------------------------- ----------------------- --------------------
                              Year ended December 31,             Period from       Period from October
                          ---------------------------------  September 8, 2000 to   10, 2000 to December
                                2000             1999          December 31, 2000          31, 2000
                          ----------------  --------------- ----------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (4,448,723)     (2,139,496)             (3)                   44
 Net realized gain
  (loss)................        27,742,167      12,257,740              (7)                   (1)
 Unrealized appreciation
  (depreciation) on
  investments...........      (132,556,476)     88,365,393             (91)                  (56)
 Capital gain
  distributions.........         3,745,856         909,471             --                    --
                          ----------------  --------------           -----                 -----
  Increase (decrease) in
   net assets from
   operations...........      (105,517,176)     99,393,108            (101)                  (13)
                          ----------------  --------------           -----                 -----
From capital
 transactions:
 Net premiums...........       152,312,346     136,931,557              75                   100
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (2,472,220)     (1,194,716)            --                    --
  Surrenders............       (25,674,759)     (7,042,061)            --                    --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (314,936)        (94,871)            --                    --
  Transfer gain (loss)
   and transfer fees....          (524,073)        280,719               2                     2
 Transfers (to) from the
  Guarantee Account.....        45,426,006      34,911,459             --                    --
 Interfund transfers....         8,800,317      67,308,216           1,004                 1,003
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets from capital
 transactions...........       177,552,681     231,100,303           1,081                 1,105
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets.............        72,035,505     330,493,411             980                 1,092
Net assets at beginning
 of year................       369,576,882      39,083,471             --                    --
                          ----------------  --------------           -----                 -----
Net assets at end of
 period.................  $    441,612,387     369,576,882             980                 1,092
                          ================  ==============           =====                 =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares
                          -------------------------------------------------------------
                          Global Life    Global
                           Sciences    Technology   Aggressive Growth
                           Portfolio    Portfolio       Portfolio     Growth Portfolio
                          -----------  -----------  ----------------- -----------------
                                Period from            Period from       Period from
                              May 2, 2000 to        July 24, 2000 to  July 24, 2000 to
                             December 31, 2000      December 31, 2000 December 31, 2000
                          ------------------------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (185,505)     (22,665)       (12,706)          (15,537)
 Net realized gain
  (loss)................      471,691   (1,660,779)      (125,677)          (88,725)
 Unrealized appreciation
  (depreciation) on
  investments...........    1,191,779   (8,668,137)      (845,885)         (596,533)
 Capital gain
  distributions.........          --           --           2,170             3,362
                          -----------  -----------      ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........    1,477,965  (10,351,581)      (982,098)         (697,433)
                          -----------  -----------      ---------         ---------
From capital
 transactions:
 Net premiums...........   10,785,299   17,451,454      4,317,354         5,636,434
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (139,693)    (320,658)           --             (7,246)
  Surrenders............     (498,034)    (697,649)       (16,007)          (18,700)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (7,928)      (4,882)           --                --
  Transfer gain (loss)
   and transfer fees....      (16,792)      (4,735)      (180,308)           (5,167)
 Transfers (to) from the
  Guarantee Account.....    2,687,103    3,792,018        658,092           415,910
 Interfund transfers....   23,841,367   13,850,355        129,985            28,944
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........   36,651,322   34,065,903      4,909,116         6,050,175
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets.............   38,129,287   23,714,322      3,927,018         5,352,742
Net assets at beginning
 of year................          --           --             --                --
                          -----------  -----------      ---------         ---------
Net assets at end of
 period.................  $38,129,287   23,714,322      3,927,018         5,352,742
                          ===========  ===========      =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares (continued)
                          -----------------------------------------------------------------------
                               Capital
                            Appreciation    Worldwide Growth    International       Balanced
                              Portfolio         Portfolio     Growth Portfolio      Portfolio
                          ----------------- ----------------- ----------------- -----------------
                             Period from       Period from       Period from       Period from
                          July 26, 2000 to  July 25, 2000 to  July 25, 2000 to  July 24, 2000 to
                          December 31, 2000 December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $    6,110           (14,871)           (1,193)            9,749
 Net realized gain
  (loss)................        (77,233)          (81,037)          (32,754)          (17,256)
 Unrealized appreciation
  (depreciation) on
  investments...........       (433,290)         (521,637)         (156,043)          (86,958)
 Capital gain
  distributions.........             61             2,787               395             1,488
                             ----------         ---------         ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........       (504,352)         (614,758)         (189,595)          (92,977)
                             ----------         ---------         ---------         ---------
From capital
 transactions:
 Net premiums...........      5,481,003         5,220,452         1,964,826         4,139,314
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (18,006)          (30,712)              --                --
  Surrenders............        (20,312)          (22,523)           (6,122)           (9,358)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                --                --
  Transfer gain (loss)
   and transfer fees....         (7,827)           (7,185)           (5,038)            6,263
 Transfers (to) from the
  Guarantee Account.....        423,430           879,825           415,549           466,561
 Interfund transfers....         23,351           142,903           (86,873)          124,765
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      5,881,639         6,182,760         2,282,342         4,727,545
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets.............      5,377,287         5,568,002         2,092,747         4,634,568
Net assets at beginning
 of year................            --                --                --                --
                             ----------         ---------         ---------         ---------
Net assets at end of
 period.................     $5,377,287         5,568,002         2,092,747         4,634,568
                             ==========         =========         =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Goldman Sachs Variable Insurance Trust
                                -----------------------------------------------
                                Growth and Income Fund    Mid Cap Value Fund
                                ---------------------- ------------------------
                                 Year ended December
                                         31,           Year ended December 31,
                                ---------------------- ------------------------
                                   2000        1999        2000        1999
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................... $ (139,180)     16,010       63,310     (7,991)
 Net realized gain (loss)......      46,957      9,945      449,393      40,722
 Unrealized appreciation
  (depreciation) on
  investments..................   (787,438)    215,378    8,304,706   (786,328)
 Capital gain distributions....         --         --     1,591,378         --
                                ----------- ---------- ------------ -----------
  Increase (decrease) in net
   assets from operations......   (879,661)    241,333   10,408,787   (753,597)
                                ----------- ---------- ------------ -----------
From capital transactions:
 Net premiums..................   5,488,174  3,188,933   11,688,767   7,662,493
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (77,500)        --      (92,840)    (44,741)
  Surrenders...................   (891,998)  (312,406)  (1,586,680)   (399,418)
  Cost of insurance,
   administrative, and
   distribution expenses (note
   3)..........................     (9,213)    (5,657)     (19,420)     (6,665)
  Transfer gain (loss) and
   transfer fees...............    (21,844)   (17,014)    (165,765)     129,599
 Transfers (to) from the
  Guarantee Account............   1,282,884  2,602,797    3,092,219   3,097,131
 Interfund transfers...........   1,019,672    238,136   34,303,642   3,205,503
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets from capital
 transactions..................   6,790,175  5,694,789   47,219,923  13,643,902
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets........................   5,910,514  5,936,122   57,628,710  12,890,305
Net assets at beginning of
 year..........................  10,198,690  4,262,568   16,513,496   3,623,191
                                ----------- ---------- ------------ -----------
Net assets at end of period.... $16,109,204 10,198,690   74,142,206  16,513,496
                                =========== ========== ============ ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Salomon Brother Variable Series Fund Inc.
                          ------------------------------------------------------------------------------
                            Strategic Bond Fund          Investors Fund           Total Return Fund
                          ------------------------- -------------------------  -------------------------
                          Year ended December 31,   Year ended December 31,    Year ended December 31,
                          ------------------------- -------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  ----------- ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    655,019     227,713        68,848          144       153,647       53,428
 Net realized gain
  (loss)................       (26,890)      1,001       295,242      (45,705)       12,080        1,801
 Unrealized appreciation
  (depreciation) on
  investments...........       (95,423)   (204,979)       65,351       79,688       195,015     (108,299)
 Capital gain
  distributions.........           --          --      1,091,072          --            --           --
                          ------------  ----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       532,706      23,735     1,520,513       34,127       360,742      (53,070)
                          ------------  ----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     4,853,560   2,763,150     9,082,204    2,330,816     2,362,422    1,867,404
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (93,758)    (10,950)       (9,268)         --        (52,792)         --
  Surrenders............      (673,689)   (107,247)     (715,457)     (29,589)     (341,058)     (26,394)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (4,640)     (1,739)       (5,632)        (405)       (3,821)      (1,097)
  Transfer gain (loss)
   and transfer fees....        15,819      (3,392)      (96,558)      39,941            96          741
 Transfers (to) from the
  Guarantee Account.....     1,475,770   1,179,490     1,171,182      425,716       956,626    1,001,197
 Interfund transfers....     1,747,930   1,352,931    22,724,325      980,314     1,103,825      118,197
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     7,320,992   5,172,243    32,150,796    3,746,793     4,025,298    2,960,048
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     7,853,698   5,195,978    33,671,309    3,780,920     4,386,040    2,906,978
Net assets at beginning
 of year................     5,328,000     132,022     3,791,907       10,987     3,250,699      343,721
                          ------------  ----------  ------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 13,181,698   5,328,000    37,463,216    3,791,907     7,636,739    3,250,699
                          ============  ==========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------
                                                                      AIM V.I.
                          AIM V.I. Capital  AIM V.I. Aggressive  Telecommunications
                          Appreciation Fund     Growth Fund             Fund         AIM V.I. Growth Fund
                          ----------------- ------------------- -------------------- --------------------
                             Period from    Period from October     Period from          Period from
                          July 14, 2000 to      16, 2000 to     September 8, 2000 to   July 20, 2000 to
                          December 31, 2000  December 31, 2000   December 31, 2000    December 31, 2000
                          ----------------- ------------------- -------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (6,725)              (4)                  (6)               (5,142)
 Net realized gain
  (loss)................        (39,485)              54                 (186)              (46,880)
 Unrealized appreciation
  (depreciation) on
  investments...........       (362,655)            (160)              (1,213)             (279,588)
 Capital gain
  distributions.........         53,685              --                   305                61,649
                             ----------            -----               ------             ---------
  Increase (decrease) in
   net assets from
   operations...........       (355,180)            (110)              (1,100)             (269,961)
                             ----------            -----               ------             ---------
From capital
 transactions:
 Net premiums...........      2,230,924              175                1,200             2,106,482
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               --                   --                    --
  Surrenders............        (11,466)             --                   --                (10,272)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --               --                   --                    --
  Transfer gain (loss)
   and transfer fees....        (10,783)               2                    2                (9,760)
 Transfers (to) from the
  Guarantee Account.....        299,264              --                   --                207,279
 Interfund transfers....         34,858            1,199                1,998                14,235
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets from capital
 transactions...........      2,542,797            1,376                3,200             2,307,964
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets.............      2,187,617            1,266                2,100             2,038,003
Net assets at beginning
 of year................            --               --                   --                    --
                             ----------            -----               ------             ---------
Net assets at end of
 period.................     $2,187,617            1,266                2,100             2,038,003
                             ==========            =====               ======             =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  AIM Variable Insurance Funds (continued)
                            ----------------------------------------------------
                                                AIM V.I. Capital AIM V.I. Growth
                            AIM V.I. Value Fund Development Fund and Income Fund
                            ------------------- ---------------- ---------------
                                Period from               Period from
                             July 14, 2000 to         October 24, 2000 to
                             December 31, 2000         December 31, 2000
                            ------------------- --------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............      $   (5,829)            --              --
 Net realized gain
  (loss)..................         (90,467)             (3)            (21)
 Unrealized appreciation
  (depreciation) on
  investments.............        (196,393)            --              --
 Capital gain
  distributions...........         125,375             --              --
                                ----------            ----             ---
  Increase (decrease) in
   net assets from
   operations.............        (167,314)             (3)            (21)
                                ----------            ----             ---
From capital transactions:
 Net premiums.............       4,511,000             --              --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........         (34,914)            --              --
  Surrenders..............         (31,891)            --              --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............             --              --              --
  Transfer gain (loss) and
   transfer fees..........           7,378             --              --
 Transfers (to) from the
  Guarantee Account.......         402,397             --              --
 Interfund transfers......          13,541               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets from capital
 transactions.............       4,867,511               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets...................       4,700,197             --              --
Net assets at beginning of
 year.....................             --              --              --
                                ----------            ----             ---
Net assets at end of
 period...................      $4,700,197             --              --
                                ==========            ====             ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          MFS Variable Insurance Trust
                    -------------------------------------------------------------------------
                                       MFS Growth With   MFS New Discovery     MFS Utility
                    MFS Growth Series   Income Series          Series            Series
                    ----------------- ------------------ ------------------ -----------------
                       Period from       Period from        Period from        Period from
                    July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                    December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                    ----------------- ------------------ ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   (7,769)          (1,192)             (1,965)            (1,924)
 Net realized gain
  (loss)..........        (40,271)          (4,767)            (15,215)            (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (186,904)          (4,793)              6,958             17,979
 Capital gain
  distributions...            --               --                  --                 --
                       ----------          -------           ---------          ---------
  Increase
   (decrease) in
   net assets from
   operations.....       (234,944)         (10,752)            (10,222)            12,046
                       ----------          -------           ---------          ---------
From capital
 transactions:
 Net premiums.....      2,706,193          572,314             839,758            737,514
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..         (7,452)             --                  --                 --
  Surrenders......         (9,830)          (1,188)             (3,335)            (1,207)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --               --                  --                 --
  Transfer gain
   (loss) and
   transfer fees..         (1,937)             804              (1,201)               307
 Transfers (to)
  from the
  Guarantee
  Account.........        283,451           41,319             187,488            238,106
 Interfund
  transfers.......          7,500           21,339                (296)            32,599
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      2,977,925          634,588           1,022,414          1,007,319
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets...........      2,742,981          623,836           1,012,192          1,019,365
Net assets at
 beginning of
 year.............            --               --                  --                 --
                       ----------          -------           ---------          ---------
Net assets at end
 of period........     $2,742,981          623,836           1,012,192          1,019,365
                       ==========          =======           =========          =========
                                    Dreyfus
                    ----------------------------------------
                    Dreyfus Investment  The Dreyfus Socially
                    Portfolios-Emerging  Responsible Growth
                     Markets Portfolio       Fund, Inc.
                    ------------------- --------------------
                        Period from         Period from
                    August 17, 2000 to   August 2, 2000 to
                     December 31, 2000   December 31, 2000
                    ------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            188               2,654
 Net realized gain
  (loss)..........           (211)             (4,600)
 Unrealized
  appreciation
  (depreciation)
  on investments..        (14,189)            (32,434)
 Capital gain
  distributions...            --                  --
                    ------------------- --------------------
  Increase
   (decrease) in
   net assets from
   operations.....        (14,212)            (34,380)
                    ------------------- --------------------
From capital
 transactions:
 Net premiums.....         85,724             454,982
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..            --                  --
  Surrenders......         (1,205)             (1,717)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --                  --
  Transfer gain
   (loss) and
   transfer fees..           (603)               (173)
 Transfers (to)
  from the
  Guarantee
  Account.........         61,276              28,388
 Interfund
  transfers.......            --                  --
                    ------------------- --------------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....        145,192             481,480
                    ------------------- --------------------
Increase
 (decrease) in net
 assets...........        130,980             447,100
Net assets at
 beginning of
 year.............            --                  --
                    ------------------- --------------------
Net assets at end
 of period........        130,980             447,100
                    =================== ====================

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------
                                                  Long-Term
                             Foreign Bond      U.S. Government      High Yield       Total Return
                               Portfolio        Bond Portfolio    Bond Portfolio    Bond Portfolio
                          ------------------- ------------------ ----------------- -----------------
                              Period from        Period from        Period from       Period from
                          October 20, 2000 to August 24, 2000 to August 7, 2000 to July 25, 2000 to
                           December 31, 2000  December 31, 2000  December 31, 2000 December 31, 2000
                          ------------------- ------------------ ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   126              3,128              3,259             11,029
 Net realized gain
  (loss)................            --              17,990             (2,571)            13,606
 Unrealized appreciation
  (depreciation) on
  investments...........            (57)             4,992             (2,065)             4,957
 Capital gain
  distributions.........            311                --                 --                 --
                                -------            -------            -------          ---------
  Increase (decrease) in
   net assets from
   operations...........            380             26,110             (1,377)            29,592
                                -------            -------            -------          ---------
From capital
 transactions:
 Net premiums...........          9,336            582,654            235,661          1,355,203
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                 --                 --                 --
  Surrenders............            --              (2,654)            (1,152)            (6,232)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                 --                 --                 --
  Transfer gain (loss)
   and transfer fees....             (7)              (280)               107             (1,474)
 Transfers (to) from the
  Guarantee Account.....          2,827             77,348             27,361            192,442
 Interfund transfers....            --                 --                 513             (4,404)
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets from capital
 transactions...........         12,156            657,068            262,490          1,535,535
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets.............         12,536            683,178            261,113          1,565,127
Net assets at beginning
 of year................            --                 --                 --                 --
                                -------            -------            -------          ---------
Net assets at end of
 period.................        $12,536            683,178            261,113          1,565,127
                                =======            =======            =======          =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust      Alliance Variable Products Series Fund, Inc.
                          -------------------- ------------------------------------------------------
                                                  Growth and      Premier Growth
                                OTC Fund       Income Portfolio      Portfolio      Quasar Portfolio
                          -------------------- ----------------- ----------------- ------------------
                              Period from         Period from       Period from       Period from
                            July 14, 2000 to   July 25, 2000 to  July 14, 2000 to  August 11, 2000 to
                           December 31, 2000   December 31, 2000 December 31, 2000 December 31, 2000
                          -------------------- ----------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (5,772)            (3,606)          (12,850)          (1,187)
 Net realized gain
  (loss)................          (39,423)            (3,951)          (79,574)         (10,030)
 Unrealized appreciation
  (depreciation) on
  investments...........         (545,912)            51,645          (397,329)         (17,204)
 Capital gain
  distributions.........           19,314                --                --               --
                               ----------          ---------         ---------          -------
  Increase (decrease) in
   net assets from
   operations...........         (571,793)            44,088          (489,753)         (28,421)
                               ----------          ---------         ---------          -------
From capital
 transactions:
 Net premiums...........        2,598,026          1,474,889         5,531,325          386,918
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........              --             (20,176)              --               --
  Surrenders............           (9,084)            (2,804)          (13,361)          (1,833)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............              --                 --                --               --
  Transfer gain (loss)
   and transfer fees....           (2,093)              (238)           (3,636)             495
 Transfers (to) from the
  Guarantee Account.....          335,224            141,518           589,750           76,137
 Interfund transfers....           12,190             18,070           365,321            1,452
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        2,934,263          1,611,259         6,469,399          463,169
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets.............        2,362,470          1,655,347         5,979,646          434,748
Net assets at beginning
 of year................              --                 --                --               --
                               ----------          ---------         ---------          -------
Net assets at end of
 period.................       $2,362,470          1,655,347         5,979,646          434,748
                               ==========          =========         =========          =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

 In April 2000, 12 new investment subdivisions were added to the Account (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds. All designated portfolios described above are series type mutual funds.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(1) Description of Entity -- Continued

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type V unit sales began in April 2000. Types VI and VII unit sales began in June 2000.

(b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                    Cost of     Proceeds from
Fund/Portfolio                                  Shares Acquired  Shares Sold
--------------                                  --------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund............................ $  373,337,793  $  217,876,357
 Money Market Fund.............................  2,774,894,512   2,779,832,424
 Total Return Fund.............................     49,192,556      25,948,805
 International Equity Fund.....................     82,047,359      68,619,089
 Real Estate Securities Fund...................     45,589,706      29,620,762
 Global Income Fund............................      2,909,564       3,254,048
 Mid-Cap Value Equity Fund.....................     56,778,521      33,721,083
 Income Fund...................................     28,996,193      19,201,707
 U.S. Equity Fund..............................     46,592,141      13,812,417
 Premier Growth Equity Fund....................     63,648,357      16,251,794
 Value Equity Fund.............................        247,576          47,773
 Small-Cap Value Equity Fund...................        276,522          85,030
Oppenheimer Variable Account Funds:
 Bond Fund/VA..................................     37,096,322      27,476,279
 Capital Appreciation Fund/VA..................    187,772,444      89,866,152
 Aggressive Growth Fund/VA.....................    302,015,593     211,784,858
 High Income Fund/VA...........................     57,058,794      68,979,065
 Multiple Strategies Fund/VA...................     30,928,196      23,779,410
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.....................      1,185,932         224,023
 Main Street Growth & Income Fund/VA...........      2,189,224         430,029
Variable Insurance Products Fund:
 Equity-Income Portfolio.......................    174,752,020     207,025,549
 Growth Portfolio..............................    383,148,659     231,244,173
 Overseas Portfolio............................    685,478,203     671,441,011

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Proceeds
                                                       Cost of     from Shares
Fund/Portfolio                                     Shares Acquired     Sold
--------------                                     --------------- ------------
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................   $ 93,815,188   $140,387,304
 Contrafund Portfolio............................    262,497,312    141,159,346
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     76,709,872     41,204,766
 Growth Opportunities Portfolio..................     48,756,920     41,409,979
 Mid Cap Portfolio...............................          2,198              2
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................      2,027,891        435,046
 Growth Portfolio................................      3,914,082        566,276
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................      4,023,627        662,684
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      2,004,253        556,967
 Mid Cap Portfolio...............................      3,684,865        698,178
Federated Insurance Series:
 American Leaders Fund II........................     51,897,899     47,860,098
 High Income Bond Fund II........................     60,351,711     55,158,675
 Utility Fund II.................................     27,095,290     20,284,586
 International Small Company Fund II.............        230,285        134,959
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................        902,591        463,144
Alger American Fund:
 Small Capitalization Portfolio..................    287,648,323    161,372,514
 LargeCap Growth Portfolio.......................    344,187,269    181,755,985
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.................     81,241,232     35,280,394
 PBHG Growth II Portfolio........................    152,933,511    103,733,516
Janus Aspen Series:
 Aggressive Growth Portfolio.....................    788,883,964    472,040,814
 Growth Portfolio................................    543,355,837    259,289,818
 Worldwide Growth Portfolio......................    634,447,784    399,009,846
 Balanced Portfolio..............................    376,658,357    140,103,818
 Flexible Income Portfolio.......................     37,730,901     24,463,171
 International Growth Portfolio..................    539,060,544    388,515,168
 Capital Appreciation Portfolio..................    379,793,165    202,365,637
 Equity Income Portfolio.........................          1,169             90
 High Yield Portfolio............................          1,240             90
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..................     68,410,814     32,338,677
 Global Technology Portfolio.....................     51,824,935     17,789,209
 Aggressive Growth Portfolio.....................      5,801,408        905,252
 Growth Portfolio................................      7,480,275      1,475,418
 Capital Appreciation Portfolio..................      6,847,469      1,007,112
 Worldwide Growth Portfolio......................      7,320,552      1,233,486
 International Growth Portfolio..................      2,774,594        513,869
 Balanced Portfolio..............................      5,694,766        970,153

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                      Cost of     Proceeds from
Fund/Portfolio                                    Shares Acquired  Shares Sold
--------------                                    --------------- -------------
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..........................   $11,896,986    $ 5,397,223
 Mid Cap Value Fund..............................    66,009,813     17,942,679
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.............................    11,154,435      3,201,223
 Investors Fund..................................    43,553,604      8,910,418
 Total Return Fund...............................     6,189,779      2,207,562
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund..............     2,858,525        273,341
 AIM V.I. Aggressive Growth Fund.................         2,329            957
 AIM V.I. Telecommunications Fund................         4,384            885
 AIM V.I. Growth Fund............................     2,958,133        596,567
 AIM V.I. Value Fund.............................     5,985,341      1,029,619
 AIM V.I. Capital Development Fund...............           478            475
 AIM V.I. Growth and Income Fund.................           478            457
MFS Variable Insurance Trust:
 MFS Growth Series...............................     3,506,484        586,156
 MFS Growth With Income Series...................       939,373        308,535
 MFS New Discovery Series........................     1,231,715        234,433
 MFS Utility Series..............................     1,204,286        215,744
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio......................................       147,583          2,153
 The Dreyfus Socially Responsible Growth Fund,
  Inc............................................       547,853         66,444
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..........................        12,653             55
 Long-Term U.S. Government Bond Portfolio........     1,375,957        715,518
 High Yield Bond Portfolio.......................       406,027        140,506
 Total Return Bond Portfolio.....................     2,671,773      1,130,101
Rydex Variable Trust:
 OTC Fund........................................     3,229,931        287,219
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.....................     2,218,799        617,477
 Premier Growth Portfolio........................     7,273,945      1,163,931
 Quasar Portfolio................................       552,155         90,024

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the years or lesser periods ended December 31, 2000 is as follows:

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                          S&P 500     Money      Total    International Real Estate
                           Index      Market     Return      Equity     Securities
                           Fund        Fund       Fund        Fund         Fund
                         ---------  ----------  --------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349   584,911     161,533      316,692
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........    26,703     759,952     3,914       4,903        4,743
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,575)    (38,073)   (6,637)       (820)        (798)
  Surrenders............   (92,539) (2,984,885)  (69,560)    (18,356)     (28,756)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (1,912)     (9,559)   (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666    11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824    (9,232)     54,195      (78,972)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925   (71,190)     42,005      (98,473)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274   513,721     203,538      218,219
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........     3,945      29,524     2,411           1         (878)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (3,726)    (30,168)  (10,744)       (225)         436
  Surrenders............  (184,132) (3,248,760)  (84,032)    (25,414)      14,651
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (2,155)     (9,264)   (1,060)       (252)         136
 Transfers (to) from the
  Guarantee Account.....    11,500      87,697     1,289         222          (81)
 Interfund transfers....   (84,468)  1,639,147   (42,353)    (74,007)     (14,828)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  (259,036) (1,531,824) (134,489)    (99,675)        (564)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 2000......   820,854   3,733,450   379,232     103,863      217,655
                         =========  ==========  ========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Mid-Cap                U.S.       Premier
                         Income   Value Equity  Income    Equity   Growth Equity
                          Fund        Fund       Fund      Fund        Fund
                         -------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 1998......  46,632     385,376   1,332,645   26,127         --
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........     316      59,988       7,628   19,691       1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (5,314)    (28,458)     --          --
  Surrenders............ (11,174)    (63,009)   (154,718) (12,593)     (2,995)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (106)       (667)     (2,892)    (127)        (39)
 Transfers (to) from the
  Guarantee Account.....    (322)     11,639      33,529    2,525       3,139
 Interfund transfers....  15,435      31,733     (63,546)  47,268      45,113
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   4,149      34,370    (208,457)  56,764      46,603
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 1999......  50,781     419,746   1,124,188   82,891      46,603
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........      46       2,346         738      895         850
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,903)     (1,819)     --          --
  Surrenders............ (17,945)    (96,157)   (226,972)  (6,561)    (23,300)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (79)       (837)     (2,256)    (248)       (199)
 Transfers (to) from the
  Guarantee Account.....   1,366       4,322       3,852      512       1,054
 Interfund transfers.... (14,079)    (15,781)     (7,391)  95,592      54,193
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... (30,691)   (109,010)   (233,848)  90,190      32,598
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 2000......  20,090     310,736     890,340  173,081      79,201
                         =======    ========   =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         --------  ------------ ----------  ---------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  915,859   1,173,060   2,344,528   1,658,434  1,344,466
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723       9,743       8,891       6,374      5,456
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,308)     (5,270)     (5,005)    (15,916)   (12,309)
  Surrenders............ (131,944)   (131,083)   (252,917)   (219,777)  (185,583)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (2,123)     (2,494)     (4,988)     (3,586)    (2,994)
 Transfers (to) from the
  Guarantee Account.....   31,638       4,151     (1,082)       8,252      4,406
 Interfund transfers....  (60,601)    (90,649)   (284,897)   (188,252)  (102,355)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)   (215,602)   (539,998)   (412,905)  (293,379)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244     957,458   1,804,530   1,245,529  1,051,087
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    2,739       2,529       5,842       4,410      3,230
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,326)     (7,042)     (5,970)     (4,153)    (6,851)
  Surrenders............ (191,120)   (155,355)   (394,207)   (292,849)  (226,323)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,513)     (2,016)     (3,753)     (2,448)    (2,042)
 Transfers (to) from the
  Guarantee Account.....    2,056       1,941       1,156       1,994      1,506
 Interfund transfers....  (17,016)      4,438      30,562     (99,486)   (66,904)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (208,180)   (155,505)   (366,370)   (392,532)  (297,384)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160     852,997    753,703
                         ========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ----------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager    Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                         ----------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)
  Surrenders............   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     12,748     11,056      7,571      36,673     15,081
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (25,502)    (9,332)    (7,444)    (79,057)    (4,102)
  Surrenders............   (954,286)  (703,583)  (475,207) (2,574,498)  (629,861)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (8,668)    (6,750)    (4,503)    (27,177)    (5,331)
 Transfers (to) from the
  Guarantee Account.....      4,071      1,199     (1,311)      2,829     11,025
 Interfund transfers....   (384,756)   (65,234)  (100,959)   (525,130)   (85,469)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,356,393)  (772,644)  (581,853) (3,166,360)  (698,657)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 2000......  3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ==========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American     High
                          Income    Opportunities Leaders   Income Bond Utility
                         Portfolio    Portfolio   Fund II     Fund II   Fund II
                         ---------  ------------- --------  ----------- --------
Type I Units:
Units outstanding at
 December 31, 1998......  751,280      595,214     480,466    471,675    478,465
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........   18,249       62,572     (22,424)    23,352      8,540
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (4,731)        (538)        642        --        (616)
  Surrenders............  (73,634)    (116,547)     61,366    (66,408)   (58,803)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,662)      (1,314)      1,380       (837)    (1,105)
 Transfers (to) from the
  Guarantee Account.....   36,628       14,682     (21,326)     5,873      1,829
 Interfund transfers.... (107,315)     (28,688)    (25,993)    16,788    (64,401)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (132,465)     (69,833)     (6,355)   (21,232)  (114,556)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 1999......  618,815      525,381     474,111    450,443    363,909
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........    1,926        3,181         835        319      3,240
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (2,031)      (4,441)     (5,693)    (1,966)      (547)
  Surrenders............ (131,081)    (111,090)    (88,020)   (69,334)   (95,771)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,164)        (976)       (873)      (636)      (758)
 Transfers (to) from the
  Guarantee Account.....    8,170       (2,794)      4,466      1,361      1,810
 Interfund transfers....  (84,471)    (109,864)    (59,309)   (10,758)   (12,912)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (208,651)    (225,984)   (148,594)   (81,014)  (104,938)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 2000......  410,164      299,397     325,517    369,429    258,971
                         ========     ========    ========    =======   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                               PBHG Insurance
                                    Alger American Fund      Series Fund, Inc.
                                  ------------------------  --------------------
                                      Small      LargeCap   PBHG Large   PBHG
                                  Capitalization  Growth    Cap Growth Growth II
                                    Portfolio    Portfolio  Portfolio  Portfolio
                                  -------------- ---------  ---------- ---------
Type I Units:
Units outstanding at December
 31, 1998.......................    1,733,429    1,161,424    98,043    122,432
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        8,057       65,273     4,242      4,265
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................         (333)      (7,424)      --         --
  Surrenders....................     (168,826)    (220,228)  (11,876)   (13,149)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account.............        6,564       21,695     1,395      2,631
 Interfund transfers............     (485,936)     220,662    40,768    110,913
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (643,426)      76,102    34,300    104,270
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 1999.......................    1,090,003    1,237,526   132,343    226,702
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        6,120       11,332       868      2,883
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       (4,005)      (1,321)      --        (350)
  Surrenders....................     (226,230)    (219,923)  (19,665)   (61,772)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,932)      (2,511)     (429)      (616)
 Transfers (to) from the
  Guarantee Account.............        8,390        8,142       727      2,983
 Interfund transfers............       77,873      (72,344)  155,271    210,621
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (140,784)    (276,625)  136,772    153,749
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 2000.......................      949,219      960,901   269,115    380,451
                                    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 1998....... 1,551,670   4,307,429  4,894,747  2,916,033   552,225
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
 Net premiums............    16,117      66,898     87,098     41,784    38,041
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (5,060)    (24,078)   (19,731)   (10,763)      --
  Surrenders.............  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)
 Transfers (to) from the
  Guarantee Account......     6,581      22,989      9,986     47,747    67,950
 Interfund transfers.....   377,943     217,716   (110,764)   206,259   (53,874)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............   238,158    (167,917)  (580,370)  (119,857)  (37,584)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 1999....... 1,789,828   4,139,512  4,314,377  2,796,176   514,641
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
Net premiums.............    13,572      26,900     40,691     19,265     4,831
Transfers (to) from the
 general account of GE
 Life & Annuity:
  Death benefits.........    (7,061)    (12,520)   (15,025)    (9,140)     (640)
  Surrenders.............  (391,379)   (877,262)  (900,588)  (646,601) (125,665)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (4,472)     (8,844)   (11,184)    (5,950)   (1,265)
 Transfers (to) from the
  Guarantee Account......     2,769      30,341     15,100     27,397        45
 Interfund transfers.....    73,482      41,450      3,940     69,598    (7,298)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............  (313,089)   (799,935)  (867,066)  (545,431) (129,992)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          =========   =========  =========  =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Janus Aspen Series      Janus Aspen Series--
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 1998....................    1,053,424      506,817         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................       20,440      112,397         --         --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (5,129)        (829)        --         --
  Surrenders.................     (170,441)    (110,831)        --         --
  Cost of insurance,
   administrative, and
   distribution expenses.....       (2,552)      (2,368)        --         --
 Transfers (to) from the
  Guarantee Account..........       14,917       18,113         --         --
 Interfund transfers.........       39,313      600,874         --         --
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................     (103,452)     617,356         --         --
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 1999....................      949,972    1,124,173         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
Net premiums.................      (11,129)       7,035       2,521      1,181
Transfers (to) from the
 general account of GE Life &
 Annuity:
  Death benefits.............        2,740       (1,732)        --         --
  Surrenders.................      252,920     (159,886)     (1,132)    (4,699)
  Cost of insurance,
   administrative, and
   distribution expenses.....        3,571       (2,257)       (239)      (186)
 Transfers (to) from the
  Guarantee Account..........       (7,849)       5,975       1,108      4,292
 Interfund transfers.........     (276,097)    (120,167)    318,588    191,731
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................      (35,844)    (271,032)    320,846    192,319
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 2000....................      914,128      853,141     320,846    192,319
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund Inc.
                         --------------------------  ---------------------------
                                         Mid Cap                          Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- -------
Type I Units:
Units outstanding at
 December 31, 1998......          --            --        --        --       --
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........       54,553        87,322     3,309     1,543    2,537
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............       (1,073)      (11,503)     (908)     (171)     369
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (141)         (314)     (133)      (23)     161
 Transfers (to) from the
  Guarantee Account.....        8,811         1,315    11,419        66  (34,628)
 Interfund transfers....       18,549       118,528    32,748    14,514   37,746
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 1999......       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........        4,858           473       148         6       47
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............      (30,305)      (42,769)  (17,240)  (13,691) (23,024)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (166)         (320)      (92)      (93)     (55)
 Transfers (to) from the
  Guarantee Account.....        1,933         8,311        42     3,909    3,514
 Interfund transfers....       14,881       151,437     5,635   120,495   21,862
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       (8,799)      117,132   (11,507)  110,626    2,344
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 2000......       71,900       312,480    34,928   126,555    8,529
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total    International   Estate
                           Index      Market     Return       Equity     Securities
                           Fund        Fund       Fund         Fund         Fund
                         ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
  Surrenders............  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
  Cost of insurance and
   administrative
   expenses.............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums...........   840,276  10,838,087    102,672      94,226       60,720
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (57,470)   (246,999)   (15,929)     (5,427)      (5,355)
  Surrenders............  (483,094) (5,526,767)  (104,216)    (42,332)     (72,022)
  Cost of insurance and
   administrative
   expenses.............    (6,267)    (14,981)    (1,545)       (546)        (827)
 Transfers (to) from the
  Guarantee Account..... 1,212,125   3,007,446    198,933      72,620       72,774
 Interfund transfers....  (340,112) (9,361,757)   (29,314)     53,749      388,678
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,165,458  (1,304,971)   150,601     172,290      443,968
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 2000...... 9,120,668  12,687,487  2,034,785     908,264    1,853,612
                         =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                 U.S.        Premier
                         Income   Value Equity  Income     Equity    Growth Equity
                          Fund        Fund       Fund       Fund         Fund
                         -------  ------------ ---------  ---------  -------------
Type II Units:
Units outstanding at
 December 31, 1998...... 285,995   2,140,000   1,884,740    180,295          --
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  21,353     458,276     312,773    715,249      386,311
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,410)    (15,900)    (3,000)        (383)
  Surrenders............  (6,818)   (146,114)   (111,572)   (22,241)      (5,342)
  Cost of insurance and
   administrative
   expenses.............     (88)     (1,590)     (1,338)      (359)         (82)
 Transfers (to) from the
  Guarantee Account.....  82,304     546,156     729,550    557,143      145,917
 Interfund transfers.... (91,015)     17,474     (68,521)   186,174      276,540
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   5,736     871,792     844,992  1,432,966      802,961
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 1999...... 291,731   3,011,792   2,729,732  1,613,261      802,961
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  11,119     301,492     122,514    422,758      538,199
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --      (15,195)    (28,273)   (23,921)     (17,603)
  Surrenders............ (24,862)   (238,360)   (217,484)   (86,105)     (73,692)
  Cost of insurance and
   administrative
   expenses.............    (171)     (2,463)     (1,941)    (2,099)      (1,238)
 Transfers (to) from the
  Guarantee Account.....  34,379     438,552     285,413    553,395      588,254
 Interfund transfers.... (10,617)     36,006     145,958    112,208      291,129
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   9,848     520,032     306,187    976,236    1,325,049
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 2000...... 301,579   3,531,824   3,035,919  2,589,497    2,128,010
                         =======   =========   =========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 1,976,510   3,012,849   3,113,007   3,720,027  1,558,580
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,544     235,472     114,559     187,738     66,844
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,072)    (18,769)    (17,306)    (20,088)    (7,328)
  Surrenders............  (114,443)   (149,959)   (173,315)   (247,870)   (82,238)
  Cost of insurance and
   administrative
   expenses.............    (1,229)     (1,972)     (1,900)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....   611,535     286,238     110,666     480,849    153,230
 Interfund transfers....  (182,535)   (130,872)   (211,744)   (325,227)  (183,302)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   554,800     220,138    (179,040)     72,887    (53,766)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   138,479     328,072     230,852      94,575     81,676
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (32,472)    (29,519)    (12,087)    (27,108)   (13,673)
  Surrenders............  (204,976)   (263,729)   (205,044)   (499,436)   (80,483)
  Cost of insurance and
   administrative
   expenses.............    (1,629)     (1,970)     (1,374)     (2,090)      (937)
 Transfers (to) from the
  Guarantee Account.....   301,843     275,499     129,531     189,624     86,513
 Interfund transfers....  (170,075)    114,000     223,253    (413,953)   (13,493)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    31,170     422,353     365,131    (658,388)    59,603
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ----------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 11,335,446  3,818,261  1,616,956  3,176,311  10,085,800
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    508,048    671,122     32,780    212,839   1,125,622
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (52,314)   (14,943)    (6,271)   (20,795)    (42,873)
  Surrenders............   (641,881)  (252,347)   (52,978)  (208,601)   (526,069)
  Cost of insurance and
   administrative
   expenses.............     (7,133)    (2,405)      (621)    (2,033)     (6,316)
 Transfers (to) from the
  Guarantee Account.....    782,737    434,475     31,394    356,995   1,034,910
 Interfund transfers....   (961,326)   106,554    (95,733)  (153,115)    (48,944)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   (371,869)   942,456    (91,429)   185,290   1,536,330
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    261,767    550,437     76,740    116,824     618,320
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (87,618)   (35,461)    (8,787)   (20,059)    (41,522)
  Surrenders............   (858,267)  (420,307)  (105,220)  (281,524)   (574,273)
  Cost of insurance and
   administrative
   expenses.............     (6,678)    (3,019)      (577)    (2,162)     (5,502)
 Transfers (to) from the
  Guarantee Account.....    416,602    428,854     61,398    192,957     652,308
 Interfund transfers....   (784,362)   129,676     24,896   (185,104)   (121,687)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,058,556)   650,180     48,450   (179,068)    527,644
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000......  9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 2,843,815    2,958,791   3,955,083   2,977,691  1,950,915
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums........... 1,010,227      984,520     435,360     341,570    266,112
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (21,323)     (17,744)    (12,111)    (15,026)   (29,633)
  Surrenders............  (166,818)    (170,732)   (247,366)   (162,671)  (112,310)
  Cost of insurance and
   administrative
   expenses.............    (2,437)      (2,365)     (3,320)     (1,784)    (1,448)
 Transfers (to) from the
  Guarantee Account..... 1,417,083      988,048     814,778     708,367    535,523
 Interfund transfers....   (28,808)      25,506    (387,724)   (472,042)  (125,174)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,207,924    1,807,233     599,617     398,414    533,070
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
Net premiums............   447,592      388,853     272,106     120,842    146,590
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (39,056)     (21,965)    (47,205)    (44,569)   (16,116)
  Surrenders............  (254,360)    (272,624)   (287,894)   (197,245)  (148,923)
  Cost of insurance and
   administrative
   expenses.............    (4,314)      (3,870)     (3,726)     (1,867)    (1,809)
 Transfers (to) from the
  Guarantee Account.....   877,605      520,704     362,286     249,767    247,425
 Interfund transfers....  (502,511)    (878,175)   (521,329)   (303,522)  (166,699)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   524,956     (267,077)   (225,762)   (176,594)    60,468
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                   Small       LargeCap   PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth  Growth II
                                 Portfolio    Portfolio   Portfolio   Portfolio
                               -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 1998.....................   6,082,414     5,605,283    696,037     839,596
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     402,251     1,791,980     90,269     153,521
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (26,201)      (52,245)    (5,995)     (1,861)
  Surrenders..................    (332,834)     (428,283)   (93,949)    (65,505)
  Cost of insurance and
   administrative expenses....      (3,705)       (3,739)      (434)       (487)
 Transfers (to) from the
  Guarantee Account...........     475,632     1,181,832    110,416      96,030
 Interfund transfers..........    (286,721)      488,665     14,787     221,114
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     228,422     2,978,210    115,094     402,812
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 1999.....................   6,310,836     8,583,493    811,131   1,242,408
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     717,919     1,337,918    487,795     589,568
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (27,415)      (58,128)    (5,892)    (11,311)
  Surrenders..................    (398,870)     (537,660)   (84,910)   (105,121)
  Cost of insurance and
   administrative expenses....      (3,877)       (6,389)      (655)       (958)
 Transfers (to) from the
  Guarantee Account...........     620,856     1,097,731    408,257     399,693
 Interfund transfers..........     339,583        74,074    621,028     729,462
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,248,196     1,907,546  1,425,623   1,601,333
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 2000.....................   7,559,032    10,491,039  2,236,754   2,843,741
                                 =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 3,488,695    8,827,221  12,554,733   6,060,191  1,911,151
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   638,515    1,601,777   1,366,984   2,443,910    407,985
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (7,927)     (51,477)    (70,333)    (56,072)   (15,328)
  Surrenders............  (177,407)    (468,271)   (691,964)   (481,019)  (152,834)
  Cost of insurance and
   administrative
   expenses.............    (1,613)      (5,722)     (8,181)     (5,586)    (1,366)
 Transfers (to) from the
  Guarantee Account.....   304,246    1,198,630   1,538,151   3,543,222  1,004,702
 Interfund transfers....   823,090      599,116    (110,536)    947,079     18,560
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,578,904    2,874,053   2,024,121   6,391,534  1,261,719
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 1,201,898    1,691,481   1,238,935   1,883,372    318,910
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (26,614)     (83,162)    (75,893)   (127,604)    (7,788)
  Surrenders............  (548,096)    (838,235)   (914,566)   (864,652)   (88,526)
  Cost of insurance and
   administrative
   expenses.............    (3,608)      (8,010)     (8,350)    (11,365)      (868)
 Transfers (to) from the
  Guarantee Account.....   831,570    1,355,037   1,017,579   2,862,340     71,996
 Interfund transfers....   549,756      619,484      94,684     376,548    (22,709)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,004,906    2,736,595   1,352,389   4,118,639    271,015
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 2000...... 7,072,505   14,437,869  15,931,243  16,570,364  3,443,885
                         =========   ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                              Janus Aspen
                                   Janus Aspen Series       Series --Service
                                      (continued)                Shares
                               -------------------------- ---------------------
                                                           Global
                               International   Capital      Life       Global
                                  Growth     Appreciation Sciences   Technology
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 1998.....................   3,856,210    1,494,358         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................     403,321    2,091,905         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (13,648)     (26,724)        --         --
  Surrenders..................    (118,139)    (153,401)        --         --
  Cost of insurance and
   administrative expenses....      (2,208)      (1,683)        --         --
 Transfers (to) from the
  Guarantee Account...........     411,856    1,373,095         --         --
 Interfund transfers..........     190,955    1,630,334         --         --
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     872,137    4,913,526         --         --
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 1999.....................   4,728,347    6,407,884         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................   1,316,719    1,433,677     252,937    412,502
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (38,295)     (41,697)       (906)    (1,043)
  Surrenders..................    (375,942)    (409,335)    (16,346)   (21,676)
  Cost of insurance and
   administrative expenses....      (5,373)      (5,850)       (164)      (197)
 Transfers (to) from the
  Guarantee Account...........     624,847    1,278,931     212,484    320,956
 Interfund transfers..........     206,902       97,955     797,254    623,105
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,728,858    2,353,681   1,245,259  1,333,647
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 2000.....................   6,457,205    8,761,565   1,245,259  1,333,647
                                 =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                    Trust               Series Fund Inc.
                             --------------------  ---------------------------
                             Growth and  Mid Cap                        Total
                               Income     Value    Strategic Investors Return
                                Fund      Fund     Bond Fund   Fund     Fund
                             ---------- ---------  --------- --------- -------
Type II Units:
Units outstanding at
 December 31, 1998..........  428,936     345,533    10,094       863   25,915
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  136,381     275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............      --       (1,270)   (1,085)      --       --
  Surrenders................  (29,344)    (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses..     (460)       (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account.........  265,191     332,699   101,045    24,576   86,095
 Interfund transfers........  (20,938)    234,275    51,365    49,316    2,424
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  350,830     810,855   235,685   111,071  149,629
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 1999..........  779,766   1,156,388   245,779   111,934  175,544
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  118,384     297,612   121,504   101,138   36,127
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............   (8,636)     (6,798)   (6,868)      --      (443)
  Surrenders................  (48,278)    (60,554)  (33,250)   (9,790)  (8,987)
  Cost of insurance and
   administrative expenses..     (752)     (1,033)     (233)     (115)    (257)
 Transfers (to) from the
  Guarantee Account.........   97,084     243,576   125,214    48,798   67,014
 Interfund transfers........   33,907   1,140,000   104,476   523,831    3,801
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  191,709   1,612,803   310,843   663,862   97,255
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 2000..........  971,475   2,769,191   556,622   775,796  272,799
                              =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500       Money       Total    International Real Estate
                           Index       Market      Return       Equity     Securities
                            Fund        Fund        Fund         Fund         Fund
                         ----------  -----------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1998......        --           --         --          --           --
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  6,802,805   26,606,289  1,215,947     145,060       95,069
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (12,776)    (144,732)       --          --           --
  Surrenders............    (58,579)    (148,000)   (18,907)       (644)      (3,611)
  Cost of insurance and
   administrative
   expenses.............        --           --         --          --           --
 Transfers (to) from the
  Guarantee Account.....    150,344       82,774     21,136       4,164        6,696
 Interfund transfers....    940,109  (13,692,527)    87,529      30,883        9,648
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  5,774,481   30,441,494    964,040     272,185      151,448
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (85,129)    (141,659)   (22,314)        --          (531)
  Surrenders............   (369,864)    (673,097)   (87,339)    (11,185)     (23,090)
  Cost of insurance and
   administrative
   expenses.............     (5,229)      (2,393)      (661)       (150)        (145)
 Transfers (to) from the
  Guarantee Account.....    603,956        6,437    120,552      25,850       19,662
 Interfund transfers....    971,278  (28,713,829)   283,007     109,835      535,982
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  6,889,493      916,953  1,257,285     396,535      683,326
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 2000...... 14,711,396   13,620,757  2,562,990     575,998      791,128
                         ==========  ===========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                  ----------------------------------------------
                                    Mid-Cap               U.S.        Premier
                                  Value Equity Income    Equity    Growth Equity
                                      Fund      Fund      Fund         Fund
                                  ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1998.......................         --        --         --           --
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................   1,036,116   314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      (6,042)   (2,147)      (973)         --
  Surrenders....................     (17,768)   (6,141)   (11,217)      (6,629)
  Cost of insurance and
   administrative expenses......         --        --         --           --
 Transfers (to) from the
  Guarantee Account.............      22,379     6,119     13,194       26,808
 Interfund transfers............     133,571   121,853    220,867      424,162
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 1999.......................   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................     797,484   334,910  1,029,292    1,703,469
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (10,399)   (3,615)   (43,208)     (31,663)
  Surrenders....................     (59,184)  (28,237)   (75,910)     (99,921)
  Cost of insurance and
   administrative expenses......        (515)     (210)      (530)        (583)
 Transfers (to) from the
  Guarantee Account.............      97,643    52,181     87,757      147,794
 Interfund transfers............     232,088   189,635    239,013      476,258
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,057,117   544,664  1,236,414    2,195,354
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 2000.......................   2,225,373   978,360  2,679,258    3,575,788
                                   =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --          --          --        --
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   598,416     986,033     593,660     879,869   293,357
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (24,269)     (1,032)     (3,451)     (1,416)      --
  Surrenders............   (13,660)    (15,060)    (10,533)     (8,322)   (2,950)
  Cost of insurance and
   administrative
   expenses.............       --          --          --          --        --
 Transfers (to) from the
  Guarantee Account.....    30,987      29,811      12,469      23,655     5,153
 Interfund transfers....    99,491     214,622     302,111      29,413    10,265
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   561,154   2,286,496   1,962,697     474,064   433,524
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (10,903)     (6,001)     (4,544)     (4,043)   (4,968)
  Surrenders............   (52,952)    (96,312)   (110,707)    (29,941)  (17,849)
  Cost of insurance and
   administrative
   expenses.............      (354)       (947)       (796)       (422)     (369)
 Transfers (to) from the
  Guarantee Account.....    65,149      98,380      52,698      83,942    32,367
 Interfund transfers....   184,002   1,927,603   1,217,623     108,085    80,955
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   746,096   4,209,219   3,116,971     631,685   523,660
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593   4,011,227   1,554,884   829,485
                         =========   =========   =========   =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                          Income      Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
                         ---------  ----------  ---------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --         --         --          --
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 2,911,113   5,455,784    342,131    655,968   4,350,101
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)    (10,565)       --         --       (7,525)
  Surrenders............   (35,105)    (64,018)    (7,322)   (11,671)    (25,586)
  Cost of insurance and
   administrative
   expenses.............       --          --         --         --          --
 Transfers (to) from the
  Guarantee Account.....    76,560      94,771      1,189     13,510     129,791
 Interfund transfers....   252,253   1,085,738     52,069    119,705     765,205
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 1,430,124   5,124,433    525,888    666,572   3,706,126
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (12,764)    (96,834)    (6,610)   (11,285)    (30,914)
  Surrenders............  (149,545)   (395,992)   (19,882)   (48,650)   (213,081)
  Cost of insurance and
   administrative
   expenses.............    (1,755)     (3,915)      (288)      (479)     (3,273)
 Transfers (to) from the
  Guarantee Account.....   241,179     348,094     58,777    121,216     345,995
 Interfund transfers....   431,516   1,683,041     88,996     73,238   1,029,703
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 1,938,755   6,658,827    646,881    800,612   4,834,556
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000...... 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542
                         =========  ==========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond Utility
                         Portfolio    Portfolio    Fund II     Fund II   Fund II
                         ---------  ------------- ---------  ----------- -------
Type III Units:
Units outstanding at
 December 31, 1998......       --           --          --          --       --
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,863,827    1,517,495   1,215,352     684,526  421,560
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,287)      (1,320)        --       (2,079)    (120)
  Surrenders............   (35,107)     (10,269)     (9,777)    (12,146)  (8,023)
  Cost of insurance and
   administrative
   expenses.............       --           --          --          --       --
 Transfers (to) from the
  Guarantee Account.....    66,596       72,775      38,379      45,896   15,150
 Interfund transfers....   184,950      130,481    (129,411)     82,989   63,004
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 1999...... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,574,724      823,186     484,175     405,619  347,573
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (8,988)     (20,103)     (5,456)     (2,461) (10,918)
  Surrenders............  (137,733)     (97,277)    (57,749)    (47,567) (16,240)
  Cost of insurance and
   administrative
   expenses.............    (1,241)        (826)       (655)       (337)    (340)
 Transfers (to) from the
  Guarantee Account.....   219,538       79,864      67,848      76,446   43,647
 Interfund transfers....   147,424      453,254     181,068       5,626  115,941
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,793,724    1,238,098     669,231     437,326  479,663
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 2000...... 3,872,703    2,947,260   1,783,774   1,236,512  971,234
                         =========    =========   =========   =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Alger American Fund            Janus Aspen Series
                         -------------------------  ----------------------------------
                             Small       LargeCap   Aggressive              Worldwide
                         Capitalization   Growth      Growth      Growth      Growth
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                         -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......         --            --          --          --          --
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     998,630     4,680,722   3,433,215   6,733,050   4,679,934
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,650)      (35,922)     (8,849)     (7,911)     (2,840)
  Surrenders............      (4,078)      (43,905)    (31,999)    (80,226)    (40,954)
  Cost of insurance and
   administrative
   expenses.............         --            --          --          --          --
 Transfers (to) from the
  Guarantee Account.....      18,113        66,471      44,684     140,668     134,338
 Interfund transfers....     149,741       709,788   1,344,419   1,493,334   1,019,353
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 1999......   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........   1,805,717     4,061,228   5,048,611   8,254,239   6,027,813
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (10,607)      (92,337)    (52,425)    (86,594)    (67,189)
  Surrenders............     (72,933)     (268,900)   (284,650)   (503,590)   (358,494)
  Cost of insurance and
   administrative
   expenses.............        (673)       (2,774)     (2,620)     (4,831)     (3,091)
 Transfers (to) from the
  Guarantee Account.....     144,478       340,387     207,130     556,269     399,683
 Interfund transfers....     539,726       957,727   1,103,461   1,483,970   1,085,344
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   2,405,708     4,995,331   6,019,507   9,699,463   7,084,066
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 2000......   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                           =========    ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen
                                                                             Series --Service
                                 Janus Aspen Series (continued)                   Shares
                         ------------------------------------------------- ---------------------
                                                                            Global
                                     Flexible   International   Capital      Life       Global
                          Balanced    Income       Growth     Appreciation Sciences   Technology
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                         ----------  ---------  ------------- ------------ ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......        --         --           --            --         --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  6,431,170    572,513      863,953     6,946,766        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (2,310)       --        (3,678)      (45,793)       --         --
  Surrenders............    (74,010)   (18,968)     (11,168)      (66,978)       --         --
  Cost of insurance and
   administrative
   expenses.............        --         --           --            --         --         --
 Transfers (to) from the
  Guarantee Account.....    185,544      2,662       21,060        97,938        --         --
 Interfund transfers....    664,637     49,863      380,948     1,141,405        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 1999......  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  5,549,805    474,783    2,722,775     6,099,764    546,951    923,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (119,285)    (4,553)     (26,505)      (57,318)    (9,786)   (29,206)
  Surrenders............   (416,299)   (44,882)     (90,963)     (431,439)   (26,070)   (41,674)
  Cost of insurance and
   administrative
   expenses.............     (3,757)      (428)        (720)       (3,836)      (318)      (110)
 Transfers (to) from the
  Guarantee Account.....    561,825     87,528      118,468       276,061      7,816     27,397
 Interfund transfers....  1,233,177    232,132      594,430       492,024  1,019,942    540,146
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  6,805,466    744,580    3,317,485     6,375,256  1,538,535  1,420,254
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 2000...... 14,010,497  1,350,650    4,568,600    14,448,594  1,538,535  1,420,254
                         ==========  =========    =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs
                                  Variable         Salomon Brothers Variable
                              Insurance Trust          Series Fund Inc.
                            --------------------  ----------------------------
                            Growth and  Mid Cap                         Total
                              Income     Value    Strategic Investors  Return
                               Fund      Fund     Bond Fund   Fund      Fund
                            ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at
 December 31, 1998.........      --          --        --         --       --
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  179,877     448,554   166,205    164,131  100,325
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (3,176)      --         --       --
  Surrenders...............   (3,320)     (4,186)   (6,562)    (1,317)    (577)
  Cost of insurance and
   administrative
   expenses................      --          --        --         --       --
 Transfers (to) from the
  Guarantee Account........    9,236      20,162     4,931      9,264    2,093
 Interfund transfers.......   18,805      21,492    59,307     15,033   16,015
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 1999.........  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  368,448     642,274   263,180    548,934  177,293
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (2,268)   (2,174)      (764)  (4,720)
  Surrenders...............  (12,649)    (37,842)  (12,385)   (29,538)  (4,774)
  Cost of insurance and
   administrative
   expenses................      (91)       (494)     (126)      (212)     (56)
 Transfers (to) from the
  Guarantee Account........   34,448      52,728    13,748     31,103   19,817
 Interfund transfers.......   49,620   1,810,332    60,190  1,078,491   85,776
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  439,776   2,464,730   322,433  1,628,014  273,336
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 2000.........  644,374   2,947,576   546,314  1,815,125  391,192
                             =======   =========   =======  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
                         ---------  ----------  -------  ------------- -----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --          --       --         --           --
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   436,947   2,333,947   58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --       --         --           --
  Surrenders............    (1,506)    (30,516)    (465)       --           --
  Cost of insurance and
   administrative
   expenses.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....     5,872         --     1,056        --           --
 Interfund transfers....   102,301  (1,089,158)  18,954      4,120        6,968
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums........... 1,005,103   6,174,022  197,106     79,360       33,012
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,563)        --      (243)       --           --
  Surrenders............   (63,232)   (300,043) (10,764)      (472)        (451)
  Cost of insurance and
   administrative
   expenses.............        (3)         (1)     --         --           --
 Transfers (to) from the
  Guarantee Account.....    27,047      54,077    9,156        485          206
 Interfund transfers....   242,583  (3,322,722)  10,107      2,411       26,822
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 1,209,935   2,605,333  205,362     81,784       59,589
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441     96,984       70,076
                         =========  ==========  =======     ======       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
                                   ------------ -------  -------  -------------
Type IV Units:
Units outstanding at December 31,
 1998.............................       --         --       --          --
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   130,022     53,541   76,072      61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................      (527)      (216)    (213)       (194)
  Cost of insurance and
   administrative expenses........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,195        --       385         105
 Interfund transfers..............    15,650     13,753   24,662      35,583
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   186,211    156,442  150,282     187,404
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --      (839)     (1,159)
  Surrenders......................   (15,962)    (7,035) (18,829)     (5,890)
  Cost of insurance and
   administrative expenses........        (1)       --       --          --
 Transfers (to) from the Guarantee
  Account.........................     4,748      1,219    4,582       2,245
 Interfund transfers..............     8,016    (52,298)  18,143      15,351
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   183,012     98,328  153,339     197,951
                                     -------    -------  -------     -------
Units outstanding at December 31,
 2000.............................   330,352    165,406  254,245     294,786
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 1998........      --         --          --        --        --
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............   47,460     78,714      17,619    28,067     9,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --         --          --        --        --
  Surrenders..............     (245)      (899)        (66)      (48)      --
  Cost of insurance and
   administrative
   expenses...............      --         --          --        --        --
 Transfers (to) from the
  Guarantee Account.......      --         --          168       --        152
 Interfund transfers......   (5,466)     3,613       7,029     7,839       399
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............  118,086    384,129     273,033   141,734   104,972
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --      (1,077)       (737)      --        --
  Surrenders..............   (7,806)   (19,233)     (7,253)   (4,679)   (1,704)
  Cost of insurance and
   administrative
   expenses...............       (1)        (1)        --        --        --
 Transfers (to) from the
  Guarantee Account.......    1,603      7,162       7,071     2,561       792
 Interfund transfers......   13,681    181,870     163,036   (33,850)    2,257
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  125,563    552,850     435,150   105,766   106,317
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........  167,312    634,278     459,900   141,624   116,683
                            =======    =======     =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                             Variable Insurance Products     Variable Insurance
                                        Fund                  Products Fund II
                            ------------------------------  --------------------
                             Equity-                          Asset
                             Income    Growth    Overseas    Manager  Contrafund
                            Portfolio Portfolio  Portfolio  Portfolio Portfolio
                            --------- ---------  ---------  --------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998.........      --         --        --         --         --
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  216,084    270,338    25,780     34,594    269,745
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --         --        --         --         --
  Surrenders...............     (756)    (1,836)       (2)      (134)    (1,607)
  Cost of insurance and
   administrative
   expenses................      --         --        --         --         --
 Transfers (to) from the
  Guarantee Account........    3,774      2,002       --         358      2,732
 Interfund transfers.......   23,594     63,231     2,412     10,072     65,745
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 1999.........  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  291,589    647,852   384,250    173,027    777,598
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........   (1,681)    (1,044)      --      (1,722)    (2,312)
  Surrenders...............  (16,446)   (44,814)  (21,243)    (2,688)   (38,033)
  Cost of insurance and
   administrative
   expenses................       (1)        (2)      --         --          (1)
 Transfers (to) from the
  Guarantee Account........   12,162     18,810     2,496      3,047     16,781
 Interfund transfers.......   29,395    168,139  (225,795)    (4,058)   124,096
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  315,018    788,941   139,708    167,606    878,129
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 2000.........  557,714  1,122,676   167,898    212,496  1,214,744
                             =======  =========  ========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Variable Insurance
                             Products Fund III     Federated Insurance Series
                          ----------------------- -----------------------------
                          Growth &     Growth     American     High
                           Income   Opportunities Leaders   Income Bond Utility
                          Portfolio   Portfolio   Fund II     Fund II   Fund II
                          --------- ------------- --------  ----------- -------
Type IV Units:
Units outstanding at
 December 31, 1998.......      --          --         --          --        --
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  134,288      65,370     76,520      55,116    33,820
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........      --          --         --          --        --
  Surrenders.............     (368)       (519)       (68)       (345)     (210)
  Cost of insurance and
   administrative
   expenses..............      --          --         --          --        --
 Transfers (to) from the
  Guarantee Account......    4,476         165        --          846       --
 Interfund transfers.....   12,269      27,604      8,735         256     2,649
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 1999.......  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  326,342     127,121    154,329     136,513    61,072
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (267)        --         --          --        --
  Surrenders.............   (8,856)    (14,355)    (6,083)    (15,291)   (7,127)
  Cost of insurance and
   administrative
   expenses..............      --           (1)       --          --        --
 Transfers (to) from the
  Guarantee Account......   22,351       5,241      1,430       2,699       595
 Interfund transfers.....   22,858      25,667      8,484     (54,830)   16,557
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  362,428     143,673    158,160      69,091    71,097
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 2000.......  513,093     236,293    243,347     124,964   107,356
                           =======     =======    =======     =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Alger American Fund           Janus Aspen Series
                         ------------------------  --------------------------------
                             Small      LargeCap   Aggressive             Worldwide
                         Capitalization  Growth      Growth     Growth     Growth
                           Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                         -------------- ---------  ----------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 1998......        --            --         --          --         --
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........     97,052       188,807    290,801     414,640    334,265
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --         --          --         --
  Surrenders............       (852)         (828)      (971)     (1,895)    (1,705)
  Cost of insurance and
   administrative
   expenses.............        --            --         --          --         --
 Transfers (to) from the
  Guarantee Account.....         45         3,434        767       1,935      4,641
 Interfund transfers....      1,414        40,348    222,512      85,744     69,747
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 1999......     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    388,027       772,600    890,520   1,325,252  1,062,555
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (1,486)   (25,359)    (17,314)    (1,483)
  Surrenders............    (14,857)      (33,599)   (71,142)    (91,553)   (45,450)
  Cost of insurance and
   administrative
   expenses.............         (1)          --          (2)         (1)        (3)
 Transfers (to) from the
  Guarantee Account.....      1,873        16,939      9,686      23,230     16,000
 Interfund transfers....     64,576       405,826    101,149     352,234    245,495
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    439,618     1,160,280    904,852   1,591,848  1,277,114
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 2000......    537,277     1,392,041  1,417,961   2,092,272  1,684,062
                            =======     =========  =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series --
                                 Janus Aspen Series (continued)              Service Shares
                         ----------------------------------------------- ----------------------
                                    Flexible  International   Capital    Global Life   Global
                         Balanced    Income      Growth     Appreciation  Sciences   Technology
                         Portfolio  Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                         ---------  --------- ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --        --          --            --         --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   302,041    86,807      79,968       343,133        --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        --          --            --         --          --
  Surrenders............    (1,671)     (692)       (353)       (1,763)       --          --
  Cost of insurance and
   administrative
   expenses.............       --        --          --            --         --          --
 Transfers (to) from the
  Guarantee Account.....     6,715     1,497          41         3,287        --          --
 Interfund transfers....    40,846     1,601      22,725        83,434        --          --
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions...........   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 1999......   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   979,535    87,485     652,604     1,086,829     69,735     179,016
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,878)      --         (995)      (16,902)       --          --
  Surrenders............   (57,296)   (6,887)    (26,633)      (86,078)    (1,474)     (1,267)
  Cost of insurance and
   administrative
   expenses.............        (3)       (1)         (1)           (4)       --          --
 Transfers (to) from the
  Guarantee Account.....    30,092     4,045       6,572        14,252         22       1,409
 Interfund transfers....   140,209    17,150     151,626       149,512     29,476      42,975
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions........... 1,089,659   101,792     783,173     1,147,609     97,759     222,133
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 2000...... 1,437,590   191,005     885,554     1,575,700     97,759     222,133
                         =========   =======     =======     =========     ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust              Series Fund Inc.
                         -------------------------  --------------------------
                                        Mid Cap                         Total
                          Growth and     Value      Strategic Investors Return
                         Income Fund     Fund       Bond Fund   Fund     Fund
                         ------------  -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1998......          --           --        --        --      --
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       10,321       42,856    20,339     6,921  17,669
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............          --           (88)      --        (44)    --
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....          --           --        --        --      --
 Interfund transfers....        4,788           41    (5,043)   (4,012) (1,377)
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 1999......       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       64,837      140,173    94,063    85,493  16,928
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............       (5,060)      (7,660)   (2,791)   (1,074)   (125)
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....        4,413          --      3,112     1,381     --
 Interfund transfers....        7,420       62,560    (1,211)   12,015     625
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       71,610      195,073    93,173    97,815  17,428
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 2000......       86,719      237,882   108,469   100,680  33,720
                           ==========  ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           GE Investments Funds, Inc.   Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------
                         S&P 500   Money    Real Estate  Growth &          Growth
                          Index    Market   Securities    Income       Opportunities     Mid Cap
                          Fund      Fund       Fund     Portfolio        Portfolio      Portfolio
                         ------- ---------- ----------- ------------   --------------   ----------
Type V Units:
Units outstanding at
 December 31, 1999......    --          --      --                 --               --            --
                          -----  ----------     ---       ------------     ------------    ----------
From capital
 transactions:
 Net premiums...........  1,070   9,901,886       8                994            1,030            89
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --          --      --                 --               --            --
  Surrenders............    --          --      --                 --               --            --
  Cost of insurance and
   administrative
   expenses.............    --          --      --                 --               --            --
 Interfund transfers....  1,085     254,256     101                958            1,082           118
                          -----  ----------     ---       ------------     ------------    ----------
Net increase (decrease)
 in units from capital
 transactions...........  2,155  10,156,142     109              1,952            2,112           207
                          -----  ----------     ---       ------------     ------------    ----------
Units outstanding at
 December 31, 2000......  2,155  10,156,142     109              1,952            2,112           207
                          =====  ==========     ===       ============     ============    ==========

                                                Janus Aspen Series
                                  ----------------------------------------------
                                  International   Capital     Equity     High
                                     Growth     Appreciation  Income     Yield
                                    Portfolio    Portfolio   Portfolio Portfolio
                                  ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December
 31, 1999.......................       --            --         --        --
                                       ---         -----        ---       ---
From capital transactions:
 Net premiums...................        (1)        1,083          7        10
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --            --         --        --
  Surrenders....................       --            --         --        --
  Cost of insurance and
   administrative expenses......       --            --         --        --
 Interfund transfers............       393         1,600         97       101
                                       ---         -----        ---       ---
Net increase (decrease) in units
 from capital transactions......       392         2,683        104       111
                                       ---         -----        ---       ---
Units outstanding at December
 31, 2000.......................       392         2,683        104       111
                                       ===         =====        ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                      AIM Variable Insurance Funds
                          -----------------------------------------------------
                          AIM V.I. Capital     AIM V.I.           AIM V.I.
                            Appreciation   Aggressive Growth Telecommunications
                                Fund             Fund               Fund
                          ---------------- ----------------- ------------------
Type V Units:
Units outstanding at
 December 31, 1999.......        --               --                --
                               -----              ---               ---
From capital
 transactions:
 Net premiums............      1,000               17               118
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........        --               --                --
  Surrenders.............        --               --                --
  Cost of insurance and
   administrative
   expenses..............        --               --                --
 Interfund transfers.....      1,185              119               196
                               -----              ---               ---
Net increase (decrease)
 in units from capital
 transactions............      2,185              136               314
                               -----              ---               ---
Units outstanding at
 December 31, 2000.......      2,185              136               314
                               =====              ===               ===

                                      GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500   Money      Mid-Cap     U.S.      Premier
                           Index    Market   Value Equity Equity  Growth Equity
                           Fund      Fund        Fund      Fund       Fund
                          -------  --------  ------------ ------  -------------
Type VI Units:
Units outstanding at
 December 31, 1999.......     --        --         --        --         --
                          -------  --------     ------    ------     ------
From capital
 transactions:
 Net premiums............ 275,490   333,385     18,237    24,796     50,386
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --         --        --         --
  Surrenders.............  (1,035)      (50)       (65)      (32)       (34)
  Cost of insurance and
   administrative
   expenses..............     --        --         --        --         --
 Transfers (to) from the
  Guarantee Account......  33,632    49,968      8,023     5,803      6,269
 Interfund transfers.....  (1,895) (104,080)     4,814       --         --
                          -------  --------     ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions............ 306,192   279,223     31,009    30,567     56,621
                          -------  --------     ------    ------     ------
Units outstanding at
 December 31, 2000....... 306,192   279,223     31,009    30,567     56,621
                          =======  ========     ======    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments       Oppenheimer Variable
                                      Funds, Inc.          Account Funds --
                                      (continued)           Class 2 Shares
                                  ------------------- --------------------------
                                  Value   Small-Cap     Global     Main Street
                                  Equity Value Equity Securities Growth & Income
                                   Fund      Fund      Fund/VA       Fund/VA
                                  ------ ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 1999.......................     --        --          --            --
                                  ------    ------      ------       -------
From capital transactions:
 Net premiums...................  14,904    16,014      65,846        94,834
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     --        --          --            --
  Surrenders....................     --        --           (6)         (488)
  Cost of insurance and
   administrative expenses......     --        --          --            --
 Transfers (to) from the
  Guarantee Account.............   1,308       866       3,979        18,192
 Interfund transfers............     --        --         (822)        1,856
                                  ------    ------      ------       -------
Net increase (decrease) in units
 from capital transactions......  16,212    16,880      68,997       114,394
                                  ------    ------      ------       -------
Units outstanding at December
 31, 2000.......................  16,212    16,880      68,997       114,394
                                  ======    ======      ======       =======


                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II --  Products Fund III
                           Service Class 2     Service Class 2   -- Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --        --             --            --         --
                          -------   -------        -------        ------    -------
From capital
 transactions:
 Net premiums...........   85,628   273,173        176,603        50,476    212,608
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --        --             --            --         --
  Surrenders............     (390)     (680)        (1,076)          (19)    (1,329)
  Cost of insurance and
   administrative
   expenses.............      --        --             --            --         --
 Transfers (to) from the
  Guarantee Account.....   12,335    28,059         31,351         2,552     28,733
 Interfund transfers....   12,339     6,249          4,545           --       3,422
                          -------   -------        -------        ------    -------
Net increase (decrease)
 in units from capital
 transactions...........  109,912   306,801        211,423        53,009    243,434
                          -------   -------        -------        ------    -------
Units outstanding at
 December 31, 2000......  109,912   306,801        211,423        53,009    243,434
                          =======   =======        =======        ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                            Federated Insurance
                            Federated            Series --           Janus Aspen Series -- Service
                         Insurance Series      Service Shares                   Shares
                         ---------------- ----------------------- -----------------------------------
                          International         High Income          Global       Global   Aggressive
                          Small Company            Bond           Life Sciences Technology   Growth
                             Fund II              Fund II           Portfolio   Portfolio  Portfolio
                         ---------------- ----------------------- ------------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 1999......         --                  --                  --          --         --
                              ------              ------             -------     -------    -------
From capital
 transactions:
 Net premiums...........      10,016              31,514              94,375     246,571    428,722
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --                  --                  --          --         --
  Surrenders............        (152)                (19)               (317)       (822)    (1,455)
  Cost of insurance and
   administrative
   expenses.............         --                  --                  --          --         --
 Transfers (to) from the
  Guarantee Account.....         270               1,783              20,206      36,777     65,378
 Interfund transfers....      (3,490)                --                6,102       1,660     15,028
                              ------              ------             -------     -------    -------
Net increase (decrease)
 in units from capital
 transactions...........       6,644              33,278             120,366     284,186    507,673
                              ------              ------             -------     -------    -------
Units outstanding at
 December 31, 2000......       6,644              33,278             120,366     284,186    507,673
                              ======              ======             =======     =======    =======

                             Janus Aspen Series -- Service Shares (continued)
                         --------------------------------------------------------
                                     Capital    Worldwide International
                          Growth   Appreciation  Growth      Growth     Balanced
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         --------- ------------ --------- ------------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --         --          --          --          --
                          -------    -------     -------     -------     -------
From capital
 transactions:
 Net premiums...........  483,076    488,459     478,138     184,789     241,000
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (767)       --          523         --          --
  Surrenders............   (1,370)    (1,866)     (1,578)       (657)       (664)
  Cost of insurance and
   administrative
   expenses.............      --         --          --          --          --
 Transfers (to) from the
  Guarantee Account.....   34,405     33,204      74,720      40,712      30,846
 Interfund transfers....   (2,086)     4,590      10,473      (9,849)      9,270
                          -------    -------     -------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........  513,258    524,387     562,276     214,995     280,452
                          -------    -------     -------     -------     -------
Units outstanding at
 December 31, 2000......  513,258    524,387     562,276     214,995     280,452
                          =======    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                MFS Variable
                                                                 Insurance
                                AIM Variable Insurance Funds       Trust
                                -----------------------------  ---------------
                                                                         MFS
                                  AIM V.I.     AIM      AIM             Growth
                                  Capital     V.I.     V.I.      MFS     With
                                Appreciation Growth    Value   Growth   Income
                                    Fund      Fund     Fund    Series   Series
                                ------------ -------  -------  -------  ------
Type VI Units:
Units outstanding at December
 31, 1999......................       --         --       --       --      --
                                  -------    -------  -------  -------  ------
From capital transactions:
 Net premiums..................   159,895    134,605  384,867  225,579  50,238
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............       --         --       --      (760)    --
  Surrenders...................      (652)      (321)    (701)    (407)   (101)
  Cost of insurance and
   administrative expenses.....       --         --       --       --      --
 Transfers (to) from the
  Guarantee Account............    21,291     19,203   31,148   22,332   2,434
 Interfund transfers...........     2,397      1,535    3,414      765   2,134
                                  -------    -------  -------  -------  ------
Net increase (decrease) in
 units from capital
 transactions..................   182,931    155,022  418,728  247,509  54,705
                                  -------    -------  -------  -------  ------
Units outstanding at December
 31, 2000......................   182,931    155,022  418,728  247,509  54,705
                                  =======    =======  =======  =======  ======

                             MFS Variable
                            Insurance Trust
                              (continued)                      Dreyfus
                         --------------------- ----------------------------------------
                          MFS New              Dreyfus Investment  The Dreyfus Socially
                         Discovery MFS Utility Portfolios-Emerging     Responsible
                          Series     Series     Markets Portfolio   Growth Fund, Inc.
                         --------- ----------- ------------------- --------------------
Type VI Units:
Units outstanding at
 December 31, 1999......     --         --              --                   --
                          ------     ------          ------               ------
From capital
 transactions:
 Net premiums...........  75,559     49,981           8,826               17,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --         --              --                   --
  Surrenders............     (39)       (86)           (150)                (170)
  Cost of insurance and
   administrative
   expenses.............     --         --              --                   --
 Transfers (to) from the
  Guarantee Account.....  19,102     17,538           7,604                1,748
 Interfund transfers....     (33)       (28)            --                   --
                          ------     ------          ------               ------
Net increase (decrease)
 in units from capital
 transactions...........  94,589     67,405          16,280               19,494
                          ------     ------          ------               ------
Units outstanding at
 December 31, 2000......  94,589     67,405          16,280               19,494
                          ======     ======          ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Rydex
                                  PIMCO Variable Insurance Trust           Variable Trust
                         ------------------------------------------------- --------------
                          Foreign     Long-Term    High Yield Total Return
                           Bond    U.S. Government    Bond        Bond          OTC
                         Portfolio Bond Portfolio  Portfolio   Portfolio        Fund
                         --------- --------------- ---------- ------------ --------------
Type VI Units:
Units outstanding at
 December 31, 1999......    --            --            --          --            --
                            ---        ------        ------      ------       -------
From capital
 transactions:
 Net premiums...........    --         43,385        12,360      80,928       262,860
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --            --            --          --            --
  Surrenders............    --           (221)          (52)       (452)         (672)
  Cost of insurance and
   administrative
   expenses.............    --            --            --          --            --
 Transfers (to) from the
  Guarantee Account.....    278         2,848         2,388       9,017        42,380
 Interfund transfers....    --            --            --         (373)        1,234
                            ---        ------        ------      ------       -------
Net increase (decrease)
 in units from capital
 transactions...........    278        46,012        14,696      89,120       305,802
                            ---        ------        ------      ------       -------
Units outstanding at
 December 31, 2000......    278        46,012        14,696      89,120       305,802
                            ===        ======        ======      ======       =======

                                                   Alliance Variable Products
                                                       Series Fund, Inc.
                                                 ------------------------------
                                                 Growth and  Premier
                                                   Income    Growth    Quasar
                                                 Portfolio  Portfolio Portfolio
                                                 ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 1999..........      --         --       --
                                                  -------    -------   ------
From capital transactions:
 Net premiums...................................   98,873    476,404   28,339
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................      --         --       --
  Surrenders....................................     (143)    (1,062)     (13)
  Cost of insurance and administrative
   expenses.....................................      --         --       --
 Transfers (to) from the Guarantee Account......   11,013     46,877    6,680
 Interfund transfers............................    1,490     38,718      161
                                                  -------    -------   ------
Net increase (decrease) in units from capital
 transactions...................................  111,233    560,937   35,167
                                                  -------    -------   ------
Units outstanding at December 31, 2000..........  111,233    560,937   35,167
                                                  =======    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                         -------------------------------------------------------------------------
                         S&P 500   Money     Mid-Cap     U.S.      Premier    Value    Small-Cap
                          Index   Market   Value Equity Equity  Growth Equity Equity  Value Equity
                          Fund     Fund        Fund      Fund       Fund       Fund       Fund
                         -------  -------  ------------ ------  ------------- ------  ------------
Type VII Units
Units outstanding at
 December 31, 1999......     --       --         --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
From capital
 transactions:
 Net premiums........... 115,889   89,897      8,751    83,675      7,804     3,406      4,146
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       --         --        --         --        --         --
  Surrenders............    (222)     --         --       (436)      (609)      (16)      (206)
  Cost of insurance and
   administrative
   expenses.............     --       --         --        --         --        --         --
 Transfers (to) from the
  Guarantee Account.....  15,496    7,139      1,272       991      4,987       671        214
 Interfund transfers....   4,587  (20,250)       --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
Net increase (decrease)
 in units from capital
 transactions........... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         -------  -------     ------    ------     ------     -----      -----
Units outstanding at
 December 31, 2000...... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         =======  =======     ======    ======     ======     =====      =====

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products            Products
                         Account Funds --  Class 2    Fund -- Service   Fund II -- Service
                                   Shares                 Class 2            Class 2
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units
Units outstanding at
 December 31, 1999......      --            --          --        --             --
                           ------       -------      ------    ------        -------
From capital
 transactions:
 Net premiums...........   29,382        66,358      39,742    55,437        131,911
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --            --          --     (3,816)           --
  Surrenders............     (530)         (316)       (207)     (286)        (1,285)
  Cost of insurance and
   administrative
   expenses.............      --            --          --        --             --
 Transfers (to) from the
  Guarantee Account.....    2,196        20,823       1,123    10,504         12,030
 Interfund transfers....    4,267       (13,307)       (188)     (991)         2,178
                           ------       -------      ------    ------        -------
Net increase (decrease)
 in units from capital
 transactions...........   35,315        73,558      40,470    60,848        144,834
                           ------       -------      ------    ------        -------
Units outstanding at
 December 31, 2000......   35,315        73,558      40,470    60,848        144,834
                           ======       =======      ======    ======        =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance
                               Products         Federated        Federated
                          Fund III --Service    Insurance   Insurance Series --
                                Class 2          Series       Service Shares
                          ------------------- ------------- -------------------
                          Growth &            International     High Income
                           Income    Mid Cap  Small Company        Bond
                          Portfolio Portfolio    Fund II          Fund II
                          --------- --------- ------------- -------------------
Type VII Units
Units outstanding at
 December 31, 1999.......     --        --          --               --
                           ------    ------       -----           ------
From capital
 transactions:
 Net premiums............  83,012    42,740       3,788            9,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --          --               --
  Surrenders.............    (296)     (133)        --              (117)
  Cost of insurance and
   administrative
   expenses..............     --        --          --               --
 Transfers (to) from the
  Guarantee Account......   4,665     5,247         --             3,446
 Interfund transfers.....   4,451     1,205         --               --
                           ------    ------       -----           ------
Net increase (decrease)
 in units from capital
 transactions............  91,832    49,059       3,788           13,030
                           ------    ------       -----           ------
Units outstanding at
 December 31, 2000.......  91,832    49,059       3,788           13,030
                           ======    ======       =====           ======

                                    Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------
                            Global       Global   Aggressive             Capital
                         Life Sciences Technology   Growth    Growth   Appreciation
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ------------- ---------- ---------- --------- ------------
Type VII Units
Units outstanding at
 December 31, 1999......       --           --         --         --         --
                            ------       ------     ------    -------    -------
From capital
 transactions:
 Net premiums...........    24,302       40,115     72,275    115,134    103,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,243)      (1,788)       --         --      (1,869)
  Surrenders............       (87)         (28)      (406)      (617)      (332)
  Cost of insurance and
   administrative
   expenses.............       --           --         --         --         --
 Transfers (to) from the
  Guarantee Account.....     2,443        1,388     10,987      9,752     12,343
 Interfund transfers....    (1,403)        (641)       --       5,214     (1,947)
                            ------       ------     ------    -------    -------
Net increase (decrease)
 in units from capital
 transactions...........    23,012       39,046     82,856    129,483    112,111
                            ------       ------     ------    -------    -------
Units outstanding at
 December 31, 2000......    23,012       39,046     82,856    129,483    112,111
                            ======       ======     ======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued


                               Janus Aspen Series --
                            Service Shares (continued)       AIM Variable Insurance Funds
                         --------------------------------- ----------------------------------
                                                                                        AIM
                         Worldwide International           AIM V.I. Capital AIM V.I.   V.I.
                          Growth      Growth     Balanced    Appreciation    Growth    Value
                         Portfolio   Portfolio   Portfolio       Fund         Fund     Fund
                         --------- ------------- --------- ---------------- --------  -------
Type VII Units
Units outstanding at
 December 31, 1999......      --         --           --           --           --        --
                          -------     ------      -------       ------      -------   -------
From capital
 transactions:
 Net premiums...........   96,039     37,190      181,573       73,146      111,536   128,867
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,916)       --           --           --           --     (3,888)
  Surrenders............     (901)       (36)        (291)        (544)        (870)   (2,871)
  Cost of insurance and
   administrative
   expenses.............      --         --           --           --           --        --
 Transfers (to) from the
  Guarantee Account.....   22,075      6,268       16,777       10,106        5,178    14,585
 Interfund transfers....    5,256        --         3,463          --           145    (1,805)
                          -------     ------      -------       ------      -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  118,553     43,422      201,522       82,708      115,989   134,888
                          -------     ------      -------       ------      -------   -------
Units outstanding at
 December 31, 2000......  118,553     43,422      201,522       82,708      115,989   134,888
                          =======     ======      =======       ======      =======   =======

                             MFS Variable Insurance Trust                       Dreyfus
                         -------------------------------------  ----------------------------------------
                          MFS    MFS Growth   MFS New    MFS    Dreyfus Investment  The Dreyfus Socially
                         Growth  With Income Discovery Utility  Portfolios-Emerging     Responsible
                         Series    Series     Series   Series    Markets Portfolio   Growth Fund, Inc.
                         ------  ----------- --------- -------  ------------------- --------------------
Type VII Units
Units outstanding at
 December 31, 1999......    --        --         --       --             --                   --
                         ------     -----     ------   ------          -----               ------
From capital
 transactions:
 Net premiums........... 51,553     6,965     17,019   23,018          1,584               31,186
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --        --         --       --             --                   --
  Surrenders............   (608)      (18)      (327)     (33)           --                   (13)
  Cost of insurance and
   administrative
   expenses.............    --        --         --       --             --                   --
 Transfers (to) from the
  Guarantee Account.....  6,724     1,691      1,581    6,028             32                1,299
 Interfund transfers....    --        --         --     3,258            --                   --
                         ------     -----     ------   ------          -----               ------
Net increase (decrease)
 in units from capital
 transactions........... 57,669     8,638     18,273   32,271          1,616               32,472
                         ------     -----     ------   ------          -----               ------
Units outstanding at
 December 31, 2000...... 57,669     8,638     18,273   32,271          1,616               32,472
                         ======     =====     ======   ======          =====               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................      929       11,183        11,256      49,525
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --           --            --          --
  Surrenders.................      --           (28)          (64)       (147)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........      --         4,339           368       9,541
 Interfund transfers.........      --           --             51         (50)
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................      929       15,494        11,611      58,869
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................      929       15,494        11,611      58,869
                                ======       ======       =======      ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                           Growth and     Premier
                                             Income        Growth      Quasar
                               OTC Fund     Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................   79,844       42,206       160,773      13,530
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --        (1,920)          --          --
  Surrenders.................     (506)        (125)         (473)       (176)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........    2,547        2,535        20,871       1,640
 Interfund transfers.........      374          240         3,714         --
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................   82,259       42,936       184,885      14,994
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................   82,259       42,936       184,885      14,994
                                ======       ======       =======      ======

(d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I, certain Type II, Type VI and Type VII policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV and Type V policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30%, Type IV--1.35%, Type V--.40%, Type VI--1.35%, and Type VII-- 1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  For Type III unit contracts, transfers from the guarantee account include approximately $46 and $38 million of payments by GE Life & Annuity in the form of bonus credits for the years or lesser periods ended December 31, 2000 and 1999, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a) Financial Statements

  All required financial statements are included in Part B of this Registration Statement.

  (b) Exhibits

   (1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account 4.(12)

   (1)(b) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of Separate Account 4, investing in shares of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Variable Insurance Products Fund; Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; Money Market Portfolio, Government Securities Portfolio, Common Stock Index Portfolio, Total Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund of the Oppenheimer Variable Account Funds.(12)

   (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund.(12)

   (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional investment subdivisions of Separate Account 4, investing in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Growth Portfolio and Flexible Income Portfolio of the Janus Aspen Series.(8)

   (1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twelve additional investment subdivisions of Separate Account 4, investing in shares of the Growth & Income Portfolio and Growth Opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.(11)

   (1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Capital Appreciation Portfolio of the Janus Aspen Series.(11)

   (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of Separate Account 4.(12)

   (1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of six additional investment subdivisions of Separate Account 4, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the Goldman Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust. Further a name change for Oppenheimer Variable Account Fund Capital Appreciation Fund to Oppenheimer Variable Account Fund Aggressive Growth Fund.(12)

   (1)(i) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of an additional Investment Subdivision investing in shares of GE Premier Growth Equity Fund of GE Investments Funds, Inc.(15)

   (1)(j) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of AIM V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth & Income Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds, Inc.; Growth & Income Portfolio, Premier Growth Portfolio and Quasar Portfolio of Alliance Variable Products Series Fund; The Dreyfus Socially Responsible Growth Fund, Inc. of The Dreyfus Corporation; Equity Income Portfolio and Growth Portfolio of Fidelity Variable Insurance Products Fund; Contrafund Portfolio of Fidelity Variable Insurance Products Fund II; Growth & Income Portfolio and Mid Cap Portfolio of Fidelity Variable Insurance Products Fund III; Money Market Fund, Premier Growth Equity Fund, S&P 500 Index Fund, U.S. Equity Fund, and Value Equity Fund of GE Asset Management; Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Equity-Income Portfolio, Global Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, High-Yield Portfolio, International Growth Portfolio, and Worldwide Growth Portfolio of Janus Aspen Series; Global Securities Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer Variable Account Funds; Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio and Total Return Bond Portfolio of PIMCO Variable Insurance Trust; and OTC Fund of Rydex Variable Trust.(17)

   (1)(k) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of Global Life Sciences and Global Technology Portfolios of Janus Aspen Series and Mid-Cap Value Equity Fund of GE Investments Funds, Inc.(19)

   (1)(l) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate Account 4, investing in shares of Dreyfus Investment Portfolios- Emerging Markets Portfolio of The Dreyfus Corporation; Federated High Income Bond Fund II and Federated International Small Company Fund II of the Federated Insurance Series; Mid-Cap Value Equity, Small-Cap Value Equity Fund, and Value Equity Fund of GE Investments Funds, Inc; MFS Growth Series, MFS Growth With Income Series, MFS New Discovery Series and MFS Utilities Series of the Massachusetts Financial Services Company Variable Insurance Trust.(20)

   (1)(m) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate Account 4, investing in shares of Prudential Equity Portfolio, Prudential Jennison Portfolio, SP Jennison International Growth Portfolio, and SP Prudential U.S. Emerging Growth Portfolio of the Prudential Series Fund, Inc.(23)

   (2)          Not Applicable.

   (3)(a) Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of Virginia and Capital Brokerage Corporation.(12)

      (b)       Dealer Sales Agreement dated December 13, 1997.(12)

   (4)(a)       Form of Contract P1153 12/99.(18)

   (5)(a)       Form of Application.(18)

   (6)(a) Certificate of Incorporation of The Life Insurance Company of Virginia.(12)

      (a)(i)    Amended Certificate of Incorporation of GE Life and
                Annuity.(19)

      (b)       By-Laws of The Life Insurance Company of Virginia.(12)

      (b)(i)    Amended By-Laws of GE Life & Annuity.(19)

   (7)          Not Applicable.

   (8)(a) Stock Sale Agreement between The Life Insurance Company of Virginia and The Life of Virginia Series Fund, Inc.(12)

      (b) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(12)

      (b)(i) Amendment to Participation Agreement Referencing Policy Form Numbers.(12)

      (b)(ii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(9)

      (b)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and GE Life and Annuity Assurance Company.(15)

      (c) Participation Agreement between Janus Capital Corporation and The Life Insurance Company of Virginia.(12)

      (c)(i) Amendment to Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company.(15)

      (d) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.(11)

      (e) Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company.(15)

      (f) Form of Participation Agreement between AIM Variable Insurance Funds, Inc. and GE Life and Annuity Assurance Company.(18)

      (g) Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company.(20)

      (h) Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company.(20)

      (i) Participation Agreement between MFS Variable Insurance Trust and GE Life and Annuity Assurance Company.(20)

      (j) Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company.(20)

      (k) Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company.(20)

      (l) Participation Agreement between the Prudential Series Fund, Inc. and GE Life and Annuity Assurance Company.(23)

   (9)          Opinion and Consent of Counsel.(21)

  (10)(a)       Consent of Counsel.(21)

      (b)       Consent of Independent Auditors.(21)

  (11)          Not Applicable.

  (12)          Not Applicable.

  (13)          Schedule showing computation for Performance Data.(16)

  (14)(i)       Power of Attorney dated April 16, 1997.(11)

      (ii)      Power of Attorney dated April 15, 1999.(15)

      (iii)     Power of Attorney dated December 20, 1999.(16)
--------
(8) Incorporated herein by reference to post-effective amendment number 3 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.
(9) Incorporated herein by reference to post-effective amendment number 4 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.

(10) Incorporated herein by reference to post-effective amendment number 6 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.
(11) Incorporated herein by reference to post-effective amendment number 7 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on May 1, 1997.
(12) Incorporated herein by reference to post-effective amendment number 9 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on May 1, 1998.
(13) Incorporated herein by reference to post-effective amendment number 11 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on July 17, 1998.
(14) Incorporated herein by reference to pre-effective amendment number 11 to the Registrant's registration statement on Form N-4, File No. 333-62695 filed with the Securities and Exchange Commission on December 18, 1998.
(15) Incorporated herein by reference to pre-effective amendment number 16 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 30, 1999.
(16) Incorporated herein by reference to initial filing to the Registrant's registration statement on Form N-4, File No. 333-96513 filed with the Securities and Exchange Commission on December 22, 1999.
(17) Incorporated herein by reference to initial filing to the Registrant's registration statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on February 25, 2000.

(18) Incorporated herein by reference to post-effective No. 19 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 28, 2000.

(19) Incorporated herein by reference to pre-effective No. 1 to the Registrant's registration statement on Form N-4, File 333-31172 filed with the Securities and Exchange Commission on June 2, 2000.

(20) Incorporated herein by reference to post-effective Amendment No. 4 to the Registrant's registration statement on Form N-4, File No. 333-62695 filed with the Securities and Exchange Commission on February 28, 2001.

(21)  Incorporated herein.

Item 25. Directors and Officers of GE Life & Annuity

 Name                                  Positions and Offices with Depositor
 ----                                  ------------------------------------
 Pamela S. Schutz.......... Chairman of the Board, Chief Executive Officer since
                            6/2000, President and Director, GE Life & Annuity since
                            5/98; President of The Harvest Life Insurance Company
                            9/97-12/98; President, GE Capital Realty Group 2/78-5/97.

 Selwyn L. Flournoy, Jr. .. Director, GE Life & Annuity since 5/89; Senior Vice
                            President, GE Life & Annuity, since 1980; Chief Financial
                            Officer 1980-1998.

 Victor C. Moses........... Director, GE Life & Annuity, since 5/96; Director of GNA since April, 1994; Senior Vice President, Business
                            Development and Chief Actuary of GNA since May, 1993.

 Thomas M. Stinson......... Director and Senior Vice President, Senior Vice President
                            GE Life and Annuity Assurance Company, since 4/00.
                            President; Personal Financial Services GE Life and
                            Annuity Assurance Company; General Manager Home Depot
                            Credit Services 1989-1999.

 Leon E. Roday............. Senior Vice President & Director, GE Life & Annuity since
                            6/99; Senior Vice President & Director, GE Financial
                            Assurance since 1996. LeBoeuf, Lamb, Greene & MacRae,
                            L.L.P. 1982-1996.

 Geoffrey S. Stiff......... Senior Vice President, GE Life & Annuity, since 3/99;
                            Director, GE Life & Annuity, since 5/96; Vice President,
                            GE Life & Annuity 5/96-3/99; Director of GNA since April,
                            1994; Senior Vice President, Chief Financial Officer and
                            Treasurer of GNA since May, 1993; Senior Vice President,
                            Controller and Treasurer of GNA Investors Trust since
                            1993.

 Donita M. King............ Senior Vice President, General Counsel and Secretary, GE
                            Life & Annuity since 3/99, Assistant General Counsel,
                            Prudential Insurance Company of America, 3/89-3/99.

 Elliot A. Rosenthal....... Director and Senior Vice President of GE Life and Annuity
                            Assurance Company since June, 2000; Senior Vice President
                            and Senior Investment Officer of the GE Financial
                            Assurance Institutional Stable Value Group since 1982.

 Timothy C. Stonesifer..... Senior Vice President and Chief Financial Officer of GE
                            Life and Annuity Assurance Company since July, 2000;
                            Chief Financial Officer of Union Fidelity Life Insurance
                            Company, 2/98 to 7/2000; Auditor and Financial Analyst,
                            General Electric Corporation, 7/89-2/98.

 Gary T. Prizzia........... Treasurer, GE Life and Annuity Assurance/GE Financial
                            Assurance Company since 1/00. Treasurer/Risk Manager,
                            Budapest Bank, 10/96-01/00.

 Kelly L. Groh............. Vice President and Controller/Sr. Finance Analyst, GE
                            Life and Annuity Assurance Company since 3/96; Staff
                            Accountant, Price Waterhouse, 9/90-3/96.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                          Organizational Chart

            --------------- General Electric
            |                   Company
            |                      |
    Other Subsidiaries             |
                                   |
                                 (100%)
                                   |
                            General Electric
                         Capital Services, Inc.
                                   |
                                 (100%)
                                   |
                            General Electric
                          Capital Corporation
                                   |
                                 (100%)
                                   |
                         GE Financial Assurance
                             Holdings, Inc.
                                   |
                                 (100%)
                                   |
                            GNA Corporation
                                   |
                                 (100%)
                                   |
                           General Electric
                       Capital Assurance Company------------
                                   |                       |
                                (85.2%)                    |
                                   |                       |
                                   |                       |
                                   |                       |           Phoenix Home Life
                                   |              Federal Home Life     Mutual Insurance
                                   |               Insurance Company      Company, Inc.
                                   |                   (11.7%)               (3.1%)
                                   |                       |                   |
                          GE Life and Annuity-----------------------------------
                           Assurance Company

Item 27. Number of Contractowners

  As of April 1, 2001, there are 16 contract owners invested in this product.

Item 28. Indemnification

  Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 5 of the By-Laws of GE Life & Annuity further provides that:

  (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

  (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

  (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

  (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

  (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

  (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

  (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

  (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III and V.

  (b)

                                                     Position and offices with
Name                              Address                   Underwriter
----                              -------            -------------------------
Christopher A. Cokinis..  GE Financial Assurance   President and Chief Executive
                          6604 W. Broad Street     Officer
                          Richmond, VA 23230

David J. Beck...........  GE Financial Assurance   Senior Vice President &
                          601 Union St., Ste. 5600 Chief Investment Officer
                          Seattle, WA 98101

Thomas W. Casey.........  GE Financial Assurance   Senior Vice President &
                          6604 W. Broad St.        Chief Financial Officer
                          Richmond, VA 23230

Gary T. Prizzia.........  GE Financial Assurance   Treasurer
                          6604 W. Broad Street
                          Richmond, VA 23230

Scott A. Curtis.........  GE Financial Assurance   Senior Vice President
                          6610 W. Broad St.
                          Richmond, VA 23230

Victor C. Moses.........  GE Financial Assurance   Senior Vice President
                          601 Union St., Ste. 5600
                          Seattle, WA 98101

Geoffrey S. Stiff.......  GE Financial Assurance   Senior Vice President
                          6610 W. Broad St.
                          Richmond, VA 23230

Marycatherine Yeagley...  GE Financial Assurance   Senior Vice President
                          601 Union St., Ste. 5600
                          Seattle, WA 98101

Ward E. Bobitz..........  GE Financial Assurance   Vice President & Assistant
                          6604 W. Broad St.        Secretary
                          Richmond, VA 23230

Brenda Daglish..........  GE Financial Assurance   Vice President & Assistant
                          6604 W. Broad Street     Treasurer
                          Richmond, VA 23230

William E. Daner, Jr. ..  GE Financial Assurance   Vice President, Counsel &
                          6610 W. Broad St.        Secretary
                          Richmond, VA 23230

Stephen N. DeVos........  GE Financial Assurance   Vice President & Investment
                          6604 W. Broad Street     Officer
                          Richmond, VA 23230

Richard G. Fucci........  GE Financial Assurance   Vice President & Controller
                          6604 W. Broad Street
                          Richmond, VA 23230

Item 30. Location of Accounts and Records

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its administrative offices.

Item 31. Management Services

  All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

 Section 26(e) Representation

  GE Life & Annuity hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

                                  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused Post Effective Amendment No. 1 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 25th of April, 2001.

                                          GE Life & Annuity Separate Account 4
                                             (Registrant)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                              Selwyn L. Flournoy, Jr. Senior
                                                      Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE Life and Annuity Assurance
                                           Company
                                             (Depositor)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                              Selwyn L. Flournoy, Jr. Senior
                                                      Vice President
                                               GE Life and Annuity Assurance
                                                          Company

  As required by the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Chairman of the Board,           4/25/01
______________________________________  Chief Executive Officer,
           Pamela S. Schutz             Director & President

      /s/ Selwyn L. Flournoy Jr.       Director, Senior Vice            4/25/01
______________________________________  President
       Selwyn L. Flournoy, Jr.

                  *                    Director, Senior Vice            4/25/01
______________________________________  President
           Robert D. Chinn

                  *                    Director; Vice President         4/25/01
______________________________________
           Victor C. Moses

                  *                    Director, Senior Vice            4/25/01
______________________________________  President
          Geoffrey S. Stiff

  By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on December 17, 1999.

                                 EXHIBIT INDEX

Exhibit (9)      Opinion and Consent of Counsel

Exhibit (10)(a)  Consent of Counsel

Exhibit (10)(b)  Consent of Independent Auditors